As filed with the Securities and Exchange Commission on March 1, 2007
Securities Act File No. 333-132400 and
Investment Company Act File No. 811-21866

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

☑	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 4
and/or

☑	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 7
HIGHLAND FUNDS I
(Exact Name of Registrant as Specified in Charter)
c/o Highland Capital Management, L.P.
Two Galleria Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240
(Address of Principal Executive Offices)
Registrant’s Telephone Number, including Area Code: 1-972-628-4100
Mr. James D. Dondero
c/o Highland Capital Management, L.P.
Two Galleria Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240
(Name and Address of Agent for Service)
Copies to:

Mr. R. Joseph Dougherty	Richard T. Prins, Esq.
c/o Highland Capital Management, L.P.	Skadden, Arps, Slate, Meagher & Flom LLP
Two Galleria Tower	Four Times Square, 30th Floor
13455 Noel Road, Suite 800	New York, New York 10036-6522
Dallas, Texas 75240
Approximate date of proposed public offering:
As soon as practicable after the effective date of this Registration Statement.
It is proposed that this filing be effective:

☑	Immediately upon filing pursuant to paragraph (b)

☐	On (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	On (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	On (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of securities being registered: Common Shares, par value $0.001 per share

EXPLANATORY NOTE
     This Post-Effective Amendment No. 4 to the Registration Statement contains the joint Class A and Class C Shares Prospectus, the joint Class Z Shares Prospectus and the joint Statement of Additional Information describing Highland High Income Fund and Highland Income Fund, each a new series of the Registrant. This Amendment is not intended to amend the prospectuses and statement of additional information of the other series of the Registrant. The Registration Statement is organized as follows:
     Facing Page
Joint Prospectus relating to Class A and Class C Shares of Highland High Income Fund and Highland Income Fund

Joint Prospectus relating to Class Z Shares of Highland High Income Fund and Highland Income Fund

Joint Statement of Additional Information relating to Class A, Class C and Class Z Shares of Highland High Income Fund and Highland Income Fund
     Part C Information

Highland High Income Fund

Highland Income Fund

Investment portfolios of Highland Funds I
managed by

Highland Capital Management, L.P.

Prospectus

Class A and C Shares

March 1, 2007

Two Galleria Tower
13455 Noel Road, Suite 800
Dallas, TX 75240
Telephone: (877) 665-1287

THE SECURITIES AND EXCHANGE COMMISSION (THE “SEC”) HAS NOT APPROVED OR DISAPPROVED OF THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Page

Highland High Income Fund	1
Investment and Risk Summary	1
Fees and Expenses of the Fund	6
Highland Income Fund	8
Investment and Risk Summary	8
Fees and Expenses of the Fund	13
Investment and Risk Information	15
Management of the Funds	26
How to Buy Shares	27
Multiple Share Classes	29
Redemption of Shares	32
Exchange of Shares	34
Net Asset Value	35
Dividends and Distributions	36
Taxation	36
Mailings to Shareholders	38
Certificate of Designation for Highland Equity Opportunities Fund
Certificate of Designation for Highland High Income Fund
Certificate of Designation for Highland Income Fund
Form of Investment Advisory Agreement - High Income Fund
Form of Investment Advisory Agreement - Income Fund
Opinion of Skadden, Arps, Slate, Meagher & Flom LLP
Consent of Independent Registered Public Accountin Firm
Initial Capital Agreement - High Income Fund
Initial Capital Agreement - Income Fund
Form of Rule 12b-1 Distribution Plan Relating to Class A and C Shares of High Income Fund
Form of Rule 12b-1 Distribution Plan Relating to Class A and C Shares of Income Fund

HIGHLAND HIGH INCOME FUND

INVESTMENT AND RISK SUMMARY

Investment Objective

The investment objective of Highland High Income Fund (the “High Income Fund” or “Fund”) is to provide high current income while seeking to preserve shareholders’ capital. The High Income Fund seeks to achieve its investment objective through investment in a professionally-managed portfolio of primarily high-yielding, high-risk debt securities. An investment in the High Income Fund is not appropriate for all investors, and the High Income Fund cannot guarantee investors that it will achieve its investment objective.

Principal Investment Strategies

Under normal market conditions, the High Income Fund invests at least 80% of its net assets in high-yield, high-risk debt securities (also commonly referred to as “junk” securities), which include high-yield bonds and loans. Such securities are rated below investment grade by a nationally recognized statistical rating organization (e.g., “Ba” or lower by Moody’s Investors Service, Inc. (“Moody’s”) or “BB” or lower by Standard & Poor’s (“S&P”)) or are unrated but deemed by Highland Capital Management, L.P. (the “Adviser” or “Highland”) to be of comparable quality. As part of its investment in high-yield debt securities, the High Income Fund may invest up to 20% of its total assets in secured and unsecured loans rated below investment grade by a nationally recognized statistical rating organization and unrated loans deemed by the Adviser to be of comparable quality.

High-yield debt securities are frequently issued by corporations in the growth stage of their development. These securities are regarded by the rating organizations, on balance, as predominantly speculative with respect to the capacity to pay interest and repay principal in accordance with the terms of the obligation. These securities are also generally subject to greater risk than securities with higher ratings during periods of deteriorating economic conditions.

Under normal market conditions, the High Income Fund may invest up to 20% of its total assets in the following: (i) debt securities rated investment grade by a nationally recognized statistical rating organization (e.g., “Baa” or higher by Moody’s or “BBB” or higher by S&P) and unrated debt securities deemed by the Adviser to be of comparable quality; (ii) equity securities, including common stocks, certain preferred stocks and depositary receipts, as well as convertible securities and warrants to purchase equity or other securities; and (iii) securities of non-U.S. issuers, including issuers in emerging market countries.

The foregoing percentage limitations and ratings criteria apply at the time of purchase of securities. The High Income Fund’s Board of Trustees may change any of the foregoing investment policies, including its investment objective, without shareholder approval, upon at least 60 days’ prior notice to shareholders of any change.

The High Income Fund may invest up to 15% of its total assets in securities that are illiquid. The High Income Fund may also invest up to 15% of its total assets in restricted securities, which are securities acquired in private placement transactions. A security that may be restricted as to resale under federal securities laws or otherwise will not be subject to this percentage limitation if the Adviser determines that the security is, at the time of acquisition, readily marketable.

The High Income Fund may borrow an amount up to 33 1/3% (or such other percentage permitted by law) of its total assets (including the amount borrowed) less all liabilities other than borrowings. The High Income Fund may borrow for investment purposes, to meet redemption requests and for temporary, extraordinary or emergency purposes. The use of borrowing for investment purposes (i.e., leverage) increases both investment opportunity and investment risk.

The High Income Fund is non-diversified as defined in the Investment Company Act of 1940 (the “1940 Act”), but it will adhere to the diversification requirements under the Internal Revenue Code of 1986 (the “Code”). The High Income Fund, however, is not intended to be a complete investment program. Because the High Income Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or particular issuers than a diversified fund could. A non-diversified fund’s investment in fewer issuers may result in the fund’s shares being more sensitive to the economic results of those issuers.

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Principal Risks

Set forth below is a summary of the principal risks of investing in shares of the High Income Fund. You should carefully consider these risks before investing in the High Income Fund. See “Investment and Risk Information” for a more detailed discussion of the risks of this investment.

Risk is inherent in all investing. The principal risks of investing in shares of the High Income Fund are:

No Operating History.  The High Income Fund has no operating history. The High Income Fund is subject to the business risks and uncertainties associated with any new business, including the risk that it will not achieve its investment objective, that the value of your investment could decline substantially and that it will not grow to an economically-viable size and thus might be liquidated at a time that is not beneficial for all shareholders.

Investment and Market.  An investment in the High Income Fund is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the High Income Fund represents an indirect investment in the portfolio securities owned by the Fund, and the value of these securities will move up or down, sometimes rapidly and unpredictably. At any point in time an investment in the High Income Fund may be worth less than the original amount invested, even after taking into account the reinvestment of Fund dividends and distributions. The High Income Fund may use leverage, which would magnify the Fund’s investment, market and certain other risks. The High Income Fund’s overall risk level will depend on the market sectors in which the Fund is invested and the current interest rate, credit quality and liquidity of securities of issuers in such sectors.

Credit.  Credit risk refers to an issuer’s ability to make timely payments of interest and principal. The High Income Fund invests in below investment grade securities (“high-yield” or “junk” securities) and unrated securities of comparable quality, which involve greater risk than investment grade securities. High-yield securities generally involve greater credit risk. High-yield securities generally offer a higher return potential than investment grade securities, but also involve greater volatility of price and risk of loss of income and principal, including the possibility of default or bankruptcy of the issuers of the securities. As a result, investment in the High Income Fund involves the risk that if an issuer of a below investment grade or unrated security in which the Fund invests defaults, there may be a negative impact on the Fund’s principal, income and asset coverage, and the Fund’s investment objective may not be realized.

Interest Rates.  Generally, when interest rates rise, the value of fixed-rate debt securities, including high-yield securities, tends to decrease, and such declines tend to be greater among fixed-rate debt securities with longer maturities. The High Income Fund has no policy limiting the maturities of its investments. To the extent the High Income Fund invests in fixed-rate debt securities with longer maturities, the Fund is subject to greater interest rate risk than a fund investing solely in shorter-term fixed-rate debt securities. In addition, in a period of rising interest rates, the higher cost of any leverage employed by the High Income Fund and/or increasing defaults by issuers of high-yield securities would likely exacerbate any decline in the Fund’s net asset value (“NAV”). If an issuer of a debt security containing a redemption or call provision exercises either provision in a declining interest rate market, the High Income Fund would likely replace the security with a security having a lower interest rate, which could result in a decreased return for shareholders.

Liquidity.  At times, a major portion of an issue of high-yield securities may be held by relatively few institutional purchasers. Although the High Income Fund generally considers such securities to be liquid because of the availability of an institutional market for such securities, under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund may find it more difficult to sell such securities when the Adviser believes it advisable to do so or may be able to sell such securities only at prices lower than if the securities were more widely held.

Non-Diversification.  Due to the nature of the High Income Fund’s investment strategy and its non-diversified status, it is possible that a material amount of the Fund’s investments could be invested in the securities of only a few companies. Investing a significant portion of the High Income Fund’s portfolio in any one or a few issuers would subject the Fund to a greater degree of risk with respect to the failure of any such issuer.

HIGHLAND HIGH INCOME FUND

Senior Loans.  Senior loans are business loans that have a right to payment senior to most other debts of the borrower. The senior loans in which the High Income Fund may invest may not be rated by a rating organization, will not be registered with the SEC or any state securities commission and generally will not be listed or traded on any national securities exchange. Therefore, the amount of public information available about senior loans will be limited, and the performance of the High Income Fund’s investments in senior loans will be more dependent on the analytical abilities of the Adviser than would be the case for investments in more widely-rated, registered or exchange-listed or traded securities. In evaluating the creditworthiness of borrowers, the Adviser will consider, and may rely in part, on analyses performed by others. Moreover, certain senior loans will be subject to contractual restrictions on resale and, therefore, will be illiquid.

Second and Third Lien Loans.  Second and third lien loans are subject to the same risks associated with investment in senior loans and high-yield securities. However, second and third lien loans are second and third, respectively, in right of payment to senior loans and therefore are subject to additional risk that the cash flow of the borrower and any property securing the loan may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second and third lien loans are expected to have greater price volatility than senior loans and may be less liquid. There is also a possibility that originators will not be able to sell participations in second and third lien loans, which would create greater credit risk exposure.

Other Secured Loans.  Secured loans other than senior loans and second lien loans are subject to the same risks associated with investment in senior loans, second lien loans and below investment grade securities. However, such loans may rank lower in right of payment than any outstanding senior loans and second lien loans of the borrower and therefore are subject to additional risk that the cash flow of the borrower and any property securing the loan may be insufficient to meet scheduled payments after giving effect to the higher ranking secured obligations of the borrower. Lower ranking secured loans are expected to have greater price volatility than senior loans and second lien loans and may be less liquid. There is also a possibility that originators will not be able to sell participations in lower ranking secured loans, which would create greater credit risk exposure.

Unsecured Loans.  Unsecured loans are subject to the same risks associated with investment in senior loans, second lien loans, other secured loans and below investment grade securities. However, because unsecured loans have lower priority in right of payment to any higher ranking obligations of the borrower and are not backed by a security interest in any specific collateral, they are subject to additional risk that the cash flow of the borrower and available assets may be insufficient to meet scheduled payments after giving effect to any higher ranking obligations of the borrower. Unsecured loans are expected to have greater price volatility than senior loans, second lien loans and other secured loans and may be less liquid. There is also a possibility that originators will not be able to sell participations in unsecured loans, which would create greater credit risk exposure.

Credit Default Swaps.  Credit default swaps involve greater risks than investing in the reference obligation directly. In addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A buyer will lose its investment and recover nothing should no event of default occur. If an event of default were to occur, the value of the reference obligation received by the seller, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. When the High Income Fund acts as a seller of a credit default swap, it is exposed to many of the same risks of leverage described below since if an event of default occurs the seller must pay the buyer the full notional value of the reference obligation.

Distressed and Defaulted Securities.  Investments in the securities of financially distressed companies involve substantial risks. These securities may involve a substantial risk of default or may be in default. The High Income Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to a portfolio company, the High Income Fund may lose its entire investment or may be required to accept cash or securities with a value less than the original investment. Among the risks inherent in investments in a troubled entity is the fact that it

HIGHLAND HIGH INCOME FUND

frequently may be difficult to obtain information as to the true condition of such issuer. Judgments about the credit quality of the issuer and the relative value of its securities may prove to be wrong.

Investment in Restricted Securities.  Restricted securities (i.e., securities acquired in private placement transactions) may offer higher yields than comparable publicly-traded securities. The High Income Fund, however, may not be able to sell these securities when the Adviser considers it desirable to do so or, to the extent they are sold privately, may have to sell them at less than the price of otherwise comparable securities.

Non-U.S. Securities.  Because the High Income Fund may own securities of non-U.S. issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers. These risks can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation, and trading and foreign taxation issues. The High Income Fund may also invest in issuers in developing or emerging market countries, which are subject to greater risks than securities of issuers in developed countries.

Investment in Zero Coupon Securities and Step-Up Bonds.  Zero coupon securities and step-up bonds are debt securities that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest. Because such securities do not entitle the holder to any periodic payments of interest prior to maturity, this prevents any reinvestment of interest payments at prevailing interest rates if prevailing interest rates rise. The High Income Fund accrues income on these investments for U.S. federal income tax purposes, which, because no cash is received by the Fund at the time of accrual, may require the Fund to dispose of other portfolio securities to satisfy the its distribution requirements and prevent its disqualification as a regulated investment company. Special tax considerations are associated with investing in these securities. See “Taxation.”

Convertible Securities.  Convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar credit quality because of the potential for capital appreciation and are typically unrated or rated lower than such securities. In the event of a liquidation of the issuing company, holders of convertible securities would be paid before that company’s common shareholders. Consequently, an issuer’s convertible securities generally entail less risk than its common stock. Convertible securities, however, fall below debt obligations of the same issuer in order of preference or priority in the event of a liquidation.

Common Stock.  The High Income Fund may have exposure to common stocks, including through investments in convertible securities. Although common stocks historically have generated higher average returns than debt securities, common stocks also have experienced significantly more volatility in those returns. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock held by the High Income Fund. Also, prices of common stocks are sensitive to general movements in the stock market, and a drop in the stock market may depress the prices of common stocks held by the High Income Fund or to which it has exposure.

Hedging.  The High Income Fund’s use of derivatives and other transactions, such as options, financial futures and options on financial futures, may involve risks not associated with other types of investments that the Fund intends to purchase. It is possible that a portfolio that utilizes hedging strategies may not perform as well as a portfolio that does not make use of such strategies. The High Income Fund’s use of derivatives or other transactions to reduce risk involves costs and will be subject to an Adviser’s ability to predict correctly changes in the relationships of such hedge instruments to the Fund’s portfolio holdings or other factors. No assurance can be given that such Adviser’s judgment in this respect will be correct. In addition, no assurance can be given that the High Income Fund will enter into hedging or other transactions at times or under circumstances in which it may be advisable to do so. Although the Adviser does not anticipate that derivatives or other such transactions will represent a significant component of the High Income Fund’s investment strategy or will be used for speculative purposes, the Fund has a policy to limit to 20% the portion of the Fund’s total assets that may be subject to such transactions or invested in such instruments.

Leverage.  Although it has no current intention to do so, the High Income Fund may employ leverage through borrowings (“borrowings” are sometimes referred to in this Prospectus as “leverage”), which can adversely affect the yield on the Fund’s shares. Capital raised through leverage will be subject to interest and other costs, and to the extent the

HIGHLAND HIGH INCOME FUND

High Income Fund is unable to invest the proceeds from the use of leverage in assets that pay interest at a rate that exceeds the rate paid in connection with the leverage, the yield on the Fund’s shares will decrease because the net investment income available for distribution to shareholders will be reduced. There can be no assurance that the High Income Fund’s income from the proceeds of leverage would exceed these costs. The effect of a general market decline in the value of assets such as those in which the High Income Fund invests or of a default on one or more loans or other interest-bearing instruments held by the Fund would be magnified in the Fund because of the leverage and may exaggerate the effect on the Fund’s NAV. The Adviser, however, would seek to use leverage for the purpose of making additional investments only if it believed, at the time of using leverage, that the total return on the assets purchased with such monies would exceed interest payments and other costs of the leverage. In addition, the Adviser would utilize leverage mechanisms whose interest rates float (or reset frequently) to reduce the risk that the costs of the use of leverage would exceed the total return on investments purchased with the proceeds of leverage. Additionally, the investment advisory fee paid to the Adviser will be higher when the High Income Fund borrows money, giving the Adviser incentive to use leverage.

Market Disruption.  Certain events may have a disruptive effect on the securities markets, such as terrorist attacks, war and other geopolitical events. The High Income Fund cannot predict the effects of similar events on the U.S. economy in the future. High-yield securities tend to be more volatile than investment grade securities, so these events and any actions resulting from them may have a greater impact on the prices and volatility of high-yield securities than on investment grade securities.

Risk/Return Bar Chart and Table

The High Income Fund is expected to commence investment operations on or about the date of this Prospectus; therefore, the High Income Fund currently has no investment performance information to report.  After the High Income Fund has had operations for at least one calendar year, its Prospectus will include a bar chart and a table that will provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the most recent one year, five years and ten years (or the life of the Fund, if shorter), compare to those of its benchmark, the Credit Suisse High Yield Index, a market-weighted index that includes publicly traded bonds rated below BBB by S&P and Baa by Moody’s. As with all mutual funds, the High Income Fund’s past performance (before and after taxes) will not predict how the Fund will perform in the future. Both the chart and the table will assume the reinvestment of dividends and distributions.

HIGHLAND HIGH INCOME FUND

FEES AND EXPENSES OF THE HIGH INCOME FUND

The following table describes the fees and expenses that an investor will pay if an investor buys and holds Class A and Class C Shares of the High Income Fund.

	Class A	Class C

Shareholder Transaction Expenses (fees paid directly from your investment)(1)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.50%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Maximum Contingent Deferred Sales Charge (“CDSC”) (as a percentage of the net asset value at the time of purchase or redemption, whichever is lower)	None (2)	1.00	%(3)
Exchange Fee (as a percentage of amount exchanged)(4)	2.00%	2.00%
Redemption Fee (as a percentage of amount redeemed)(4)	2.00%	2.00%
Annual Fund Operating Expenses (expenses that are deducted from the High Income Fund’s average net assets)
Management Fees(5)(6)	0.85%	0.85%
Distribution and Service (12b-1) Fees	0.35%	1.00%
Other Expenses(7)	0.30%	0.30%
Total Annual Fund Operating Expenses(6)	1.50%	2.15%

Expense Example.  This Example helps you compare the cost of investing in the High Income Fund to the cost of investing in other mutual funds. The Example assumes that (i) you invest $10,000 in the High Income Fund, (ii) your investment has a 5% return each year, (iii) operating expenses remain the same, and (iv) all income dividends and capital gains distributions are reinvested in additional shares. The Example should not be considered a representation of future expenses. Your actual costs may be higher or lower.

Class	1 Year		3 Years

Class A(8):	$497		$807
Class C: if you did not sell your shares	$218		$673
if you sold all your shares at the end of the period	$318	(9)	$673

(1)	Financial Advisors (defined below in “How to Buy Shares”) may independently charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.

(2)	Class A Shares bought without an initial sales charge in accounts aggregating $1 million or more are subject to a 1.00% CDSC if the shares are sold within 18 months of purchase. The 18-month period begins on the day on which the purchase was made.

(3)	The CDSC is 1.00% within the first year of purchase. There is no CDSC thereafter.

(4)	This fee is a short-term trading fee charged on certain shares that are redeemed or exchanged within 60 days of their purchase date. See “Redemption of Shares.”

(5)	Management fees include both investment advisory fees and administration fees charged to the High Income Fund. Highland receives from the High Income Fund monthly advisory fees, computed and accrued daily, at the annual rate of 0.65% of the Fund’s average daily managed assets. Highland also receives from the High Income Fund monthly administration fees, computed and accrued daily, at the annual rate of 0.20% of the Fund’s average daily managed assets. “Average daily managed assets” shall mean the average daily value of the total assets of the High Income Fund, less all accrued liabilities of the Fund (other than the aggregate amount of any outstanding borrowings constituting financial leverage).

(6)	Highland voluntarily has agreed to waive all of its advisory fee and 0.15% of its administration fee, which waiver may be terminated at any time by Highland upon 7 days’ written notice to shareholders of the High Income

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Fund. Applying this voluntary fee waiver, the Total Annual Fund Operating Expenses for Class A Shares and Class C Shares are expected to be 0.70% and 1.35%, respectively, of the High Income Fund’s average daily net assets for the period that the voluntary waiver is in place. Any waiver will lower each class’s overall expense ratio and increase its overall return to investors.

(7)	“Other Expenses” are based on estimated amounts for the current fiscal year.

(8)	Assumes sales charge is deducted when shares are purchased.

(9)	Assumes applicable CDSC is deducted when shares are sold.

HIGHLAND INCOME FUND

INVESTMENT AND RISK SUMMARY

Investment Objectives

The primary investment objective of Highland Income Fund (the “Income Fund” or “Fund”) is to provide a high level of current income, with capital appreciation as a secondary objective. The Income Fund seeks to achieve its investment objectives through investment in a professionally-managed portfolio of primarily debt securities which includes investment grade securities and may include below investment grade securities. An investment in the Income Fund is not appropriate for all investors, and the Income Fund cannot guarantee investors that it will achieve its investment objectives.

Principal Investment Strategies

Under normal market conditions, the Income Fund invests at least 40% of its total assets in debt securities rated investment grade by a nationally recognized statistical rating organization (e.g., “Baa” or higher by Moody’s Investors Service, Inc. (“Moody’s”) or “BBB” or higher by Standard & Poor’s (“S&P”)) and unrated debt securities deemed by Highland Capital Management, L.P. (the “Adviser” or “Highland”) to be of comparable quality, or other securities, such as U.S. government securities, obligations of or guaranteed by banks, commercial paper and cash equivalents. Securities in the lowest investment grade category possess speculative characteristics.

Under normal market conditions, the Income Fund may invest up to 60% of its total assets in high-yield, high risk debt securities (also commonly referred to as “junk” securities), which include high-yield bonds and loans. Such securities are rated below investment grade by a nationally recognized statistical rating organization (e.g., “Ba” or lower by Moody’s or “BB” or lower by S&P) or are unrated but deemed by the Adviser to be of comparable quality. As part of its investment in high-yield debt securities, the Income Fund may invest up to 20% of its total assets in secured and unsecured loans rated below investment grade by a nationally recognized statistical rating organization and unrated loans deemed by the Adviser to be of comparable quality.

High-yield debt securities are frequently issued by corporations in the growth stage of their development. These securities are regarded by the rating organizations, on balance, as predominantly speculative with respect to the capacity to pay interest and repay principal in accordance with the terms of the obligation. These securities are also generally subject to greater risk than securities with higher ratings during periods of deteriorating economic conditions.

Under normal market conditions, the Income Fund may invest up to 20% of its total assets in the following: (i) equity securities, including common stocks, certain preferred stocks and depositary receipts, as well as convertible securities and warrants to purchase equity or other securities, and (ii) securities of non-U.S. issuers, including issuers in emerging markets countries.

The foregoing percentage limitations and ratings criteria apply at the time of purchase of securities. The Income Fund’s Board of Trustees may change any of the foregoing investment policies, including its investment objectives, without shareholder approval, upon at least 60 days’ prior notice to shareholders of any change.

The Income Fund may invest up to 15% of its total assets in securities that are illiquid. The Income Fund may also invest up to 15% of its total assets in restricted securities, which are securities acquired in private placement transactions. A security that may be restricted as to resale under federal securities laws or otherwise will not be subject to this percentage limitation if the Adviser determines that the security is, at the time of acquisition, readily marketable.

The Income Fund may borrow an amount up to 33 1/3% (or such other percentage permitted by law) of its total assets (including the amount borrowed) less all liabilities other than borrowings. The Income Fund may borrow for investment purposes, to meet redemption requests and for temporary, extraordinary or emergency purposes. The use of borrowing for investment purposes (i.e., leverage) increases both investment opportunity and investment risk.

The Income Fund is non-diversified as defined in the Investment Company Act of 1940 (the “1940 Act”), but it will adhere to the diversification requirements under the Internal Revenue Code of 1986 (the “Code”). The Income Fund, however, is not intended to be a complete investment program. Because the Income Fund is non-diversified, it

HIGHLAND INCOME FUND

may invest a greater percentage of its assets in a particular issuer or particular issuers than a diversified fund could. A non-diversified fund’s investment in fewer issuers may result in the fund’s shares being more sensitive to the economic results of those issuers.

Principal Risks

Set forth below is a summary of the principal risks of investing in shares of the Income Fund. You should carefully consider these risks before investing in the Income Fund. See “Investment and Risk Information” for a more detailed discussion of the risks of this investment.

Risk is inherent in all investing. The principal risks of investing in shares of the Income Fund are:

No Operating History.  The Income Fund has no operating history. The Income Fund is subject to the business risks and uncertainties associated with any new business, including the risk that it will not achieve its investment objective, that the value of your investment could decline substantially and that it will not grow to an economically-viable size and thus might be liquidated at a time that is not beneficial for all shareholders.

Investment and Market.  An investment in the Income Fund is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Income Fund represents an indirect investment in the portfolio securities owned by the Fund, and the value of these securities will move up or down, sometimes rapidly and unpredictably. At any point in time an investment in Income Fund may be worth less than the original amount invested, even after taking into account the reinvestment of Fund dividends and distributions. The Income Fund may use leverage, which would magnify the Fund’s investment, market and certain other risks. The Income Fund invests in investment grade securities and may invest in below investment grade securities; to the extent that the Fund invests in below investment grade securities, it will be subject to greater risk than a fund investing only in investment grade securities but subject to less risk than a fund investing only in below investment grade securities. The Income Fund’s overall risk level will depend on the market sectors in which the Fund is invested and the current interest rate, credit quality and liquidity of securities of issuers in such sectors.

Credit.  Credit risk refers to an issuer’s ability to make timely payments of interest and principal. The Income Fund invests in investment grade securities and unrated securities of comparable quality, and the Fund may invest in below investment grade securities (“high-yield” or “junk” securities) and unrated securities of comparable quality. High-yield securities generally involve greater credit risk. High-yield securities generally offer a higher return potential than investment grade securities, but also involve greater volatility of price and risk of loss of income and principal, including the possibility of default or bankruptcy of the issuers of the securities. As a result, investment in the Income Fund involves the risk that if an issuer of a below investment grade or unrated security in which the Fund invests defaults, there may be a negative impact on the Fund’s principal, income and asset coverage, and the Fund’s investment objectives may not be realized.

Interest Rates.  Generally, when interest rates rise, the value of fixed-rate debt securities, including high-yield securities, tends to decrease, and such declines tend to be greater among fixed-rate debt securities with longer maturities. The Income Fund has no policy limiting the maturities of its investments. To the extent the Income Fund invests in fixed-rate debt securities with longer maturities, the Fund is subject to greater interest rate risk than a fund investing solely in shorter-term fixed-rate debt securities. In addition, in a period of rising interest rates, the higher cost of any leverage employed by the Income Fund and/or increasing defaults by issuers of high-yield securities would likely exacerbate any decline in the Fund’s net asset value (“NAV”). If an issuer of a debt security containing a redemption or call provision exercises either provision in a declining interest rate market, the Income Fund would likely replace the security with a security having a lower interest rate, which could result in a decreased return for shareholders.

Liquidity.  At times a major portion of an issue of high-yield securities may be held by relatively few institutional purchasers. Although the Income Fund generally considers such securities to be liquid because of the availability of an institutional market for such securities, under adverse market or economic conditions or in the event of adverse

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changes in the financial condition of the issuer, the Fund may find it more difficult to sell such securities when the Adviser believes it advisable to do so or may be able to sell such securities only at prices lower than if the securities were more widely held.

Non-Diversification.  Due to the nature of the Income Fund’s investment strategy and its non-diversified status, it is possible that a material amount of the Fund’s investments could be invested in the securities of only a few companies. Investing a significant portion of the Income Fund’s portfolio in any one or a few issuers would subject the Fund to a greater degree of risk with respect to the failure of any such issuer.

Senior Loans.  Senior loans are business loans that have a right to payment senior to most other debts of the borrower. The senior loans in which the Income Fund may invest may not be rated by a rating organization, will not be registered with the SEC or any state securities commission and generally will not be listed or traded on any national securities exchange. Therefore, the amount of public information available about senior loans will be limited, and the performance of the Income Fund’s investments in senior loans will be more dependent on the analytical abilities of the Adviser than would be the case for investments in more widely-rated, registered or exchange-listed or traded securities. In evaluating the creditworthiness of borrowers, the Adviser will consider, and may rely in part, on analyses performed by others. Moreover, certain senior loans will be subject to contractual restrictions on resale and, therefore, will be illiquid.

Second and Third Lien Loans.  Second and third lien loans are subject to the same risks associated with investment in senior loans and high-yield securities. However, second and third lien loans are second and third, respectively, in right of payment to senior loans and therefore are subject to additional risk that the cash flow of the borrower and any property securing the loan may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second and third lien loans are expected to have greater price volatility than senior loans and may be less liquid. There is also a possibility that originators will not be able to sell participations in second and third lien loans, which would create greater credit risk exposure.

Other Secured Loans.  Secured loans other than senior loans and second lien loans are subject to the same risks associated with investment in senior loans, second lien loans and below investment grade securities. However, such loans may rank lower in right of payment than any outstanding senior loans and second lien loans of the borrower and therefore are subject to additional risk that the cash flow of the borrower and any property securing the loan may be insufficient to meet scheduled payments after giving effect to the higher ranking secured obligations of the borrower. Lower ranking secured loans are expected to have greater price volatility than senior loans and second lien loans and may be less liquid. There is also a possibility that originators will not be able to sell participations in lower ranking secured loans, which would create greater credit risk exposure.

Unsecured Loans.  Unsecured loans are subject to the same risks associated with investment in senior loans, second lien loans, other secured loans and below investment grade securities. However, because unsecured loans have lower priority in right of payment to any higher ranking obligations of the borrower and are not backed by a security interest in any specific collateral, they are subject to additional risk that the cash flow of the borrower and available assets may be insufficient to meet scheduled payments after giving effect to any higher ranking obligations of the borrower. Unsecured loans are expected to have greater price volatility than senior loans, second lien loans and other secured loans and may be less liquid. There is also a possibility that originators will not be able to sell participations in unsecured loans, which would create greater credit risk exposure.

Credit Default Swaps.  Credit default swaps involve greater risks than investing in the reference obligation directly. In addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A buyer will lose its investment and recover nothing should no event of default occur. If an event of default were to occur, the value of the reference obligation received by the seller, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. When the Income Fund acts as a seller of a credit default swap, it is exposed to many of the same risks of leverage described below since if an event of default occurs the seller must pay the buyer the full notional value of the reference obligation.

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Distressed and Defaulted Securities.  Investments in the securities of financially distressed companies involve substantial risks. These securities may involve a substantial risk of default or may be in default. The Income Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to a portfolio company, the Income Fund may lose its entire investment or may be required to accept cash or securities with a value less than the original investment. Among the risks inherent in investments in a troubled entity is the fact that it frequently may be difficult to obtain information as to the true condition of such issuer. Judgments about the credit quality of the issuer and the relative value of its securities may prove to be wrong.

Investment in Restricted Securities.  Restricted securities (i.e., securities acquired in private placement transactions) may offer higher yields than comparable publicly-traded securities. The Income Fund, however, may not be able to sell these securities when the Adviser considers it desirable to do so or, to the extent they are sold privately, may have to sell them at less than the price of otherwise comparable securities.

Non-U.S. Securities.  Because the Income Fund may own securities of non-U.S. issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers. These risks can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation, and trading and foreign taxation issues. The Income Fund may also invest in issuers in developing or emerging market countries, which are subject to greater risks than securities of issuers in developed countries.

Investment in Zero Coupon Securities and Step-Up Bonds.  Zero coupon securities and step-up bonds are debt securities that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest. Because such securities do not entitle the holder to any periodic payments of interest prior to maturity, this prevents any reinvestment of interest payments at prevailing interest rates if prevailing interest rates rise. The Income Fund accrues income on these investments for U.S. federal income tax purposes, which, because no cash is received by the Fund at the time of accrual, may require the Fund to dispose of other portfolio securities to satisfy the its distribution requirements and prevent its disqualification as a regulated investment company. Special tax considerations are associated with investing in these securities. See “Taxation.”

Convertible Securities.  Convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar credit quality because of the potential for capital appreciation and are typically unrated or rated lower than such securities. In the event of a liquidation of the issuing company, holders of convertible securities would be paid before that company’s common shareholders. Consequently, an issuer’s convertible securities generally entail less risk than its common stock. Convertible securities, however, fall below debt obligations of the same issuer in order of preference or priority in the event of a liquidation.

Common Stock.  The Income Fund may have exposure to common stocks, including through investments in convertible securities. Although common stocks historically have generated higher average returns than debt securities, common stocks also have experienced significantly more volatility in those returns. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock held by the Income Fund. Also, prices of common stocks are sensitive to general movements in the stock market, and a drop in the stock market may depress the prices of common stocks held by the Income Fund or to which it has exposure.

Hedging.  The Income Fund’s use of derivatives and other transactions, such as options, financial futures and options on financial futures, may involve risks not associated with other types of investments that the Fund intends to purchase. It is possible that a portfolio that utilizes hedging strategies may not perform as well as a portfolio that does not make use of such strategies. The Income Fund’s use of derivatives or other transactions to reduce risk involves costs and will be subject to an Adviser’s ability to predict correctly changes in the relationships of such hedge instruments to the Fund’s portfolio holdings or other factors. No assurance can be given that such Adviser’s judgment in this respect will be correct. In addition, no assurance can be given that the Income Fund will enter into hedging or other transactions at times or under circumstances in which it may be advisable to do so. Although the Adviser does not anticipate that derivatives or other such transactions will represent a significant component of the Income Fund’s

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investment strategy or will be used for speculative purposes, the Fund has a policy to limit to 20% the portion of the Fund’s total assets that may be subject to such transactions or invested in such instruments.

Leverage.  Although it has no current intention to do so, the Income Fund may employ leverage through borrowings (“borrowings” are sometimes referred to in this Prospectus as “leverage”), which can adversely affect the yield on the Fund’s shares. Capital raised through leverage will be subject to interest and other costs, and to the extent the Income Fund is unable to invest the proceeds from the use of leverage in assets that pay interest at a rate that exceeds the rate paid in connection with the leverage, the yield on the Fund’s shares will decrease because the net investment income available for distribution to shareholders will be reduced. There can be no assurance that the Income Fund’s income from the proceeds of leverage would exceed these costs. The effect of a general market decline in the value of assets such as those in which the Income Fund invests or of a default on one or more loans or other interest-bearing instruments held by the Fund would be magnified in the Fund because of the leverage and may exaggerate the effect on the Fund’s NAV. The Adviser, however, would seek to use leverage for the purpose of making additional investments only if it believed, at the time of using leverage, that the total return on the assets purchased with such monies would exceed interest payments and other costs of the leverage. In addition, the Adviser would utilize leverage mechanisms whose interest rates float (or reset frequently) to reduce the risk that the costs of the use of leverage would exceed the total return on investments purchased with the proceeds of leverage. Additionally, the investment advisory fee paid to the Adviser will be higher when the Income Fund borrows money, giving the Adviser incentive to use leverage.

Market Disruption.  Certain events may have a disruptive effect on the securities markets, such as terrorist attacks, war and other geopolitical events. The Income Fund cannot predict the effects on the U.S. economy of similar events in the future. High-yield securities tend to be more volatile than investment grade securities, so these events and any actions resulting from them may have a greater impact on the prices and volatility of high-yield securities than on investment grade securities.

Risk/Return Bar Chart and Table

The Income Fund is expected to commence investment operations on or about the date of this Prospectus; therefore, the Income Fund currently has no investment performance information to report. After the Income Fund has had operations for at least one calendar year, its Prospectus will include a bar chart and a table that will provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the most recent one year, five years and ten years (or the life of the Fund, if shorter), compare to those of its benchmark, the Lehman Brothers Aggregate Bond Index, a market-weighted index that measures the performance of the U.S. investment grade bond market. As with all mutual funds, the Income Fund’s past performance (before and after taxes) will not predict how the Fund will perform in the future. Both the chart and the table will assume the reinvestment of dividends and distributions.

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FEES AND EXPENSES OF THE INCOME FUND

The following table describes the fees and expenses that an investor will pay if an investor buys and holds Class A and Class C Shares of the Income Fund.

	Class A		Class C

Shareholder Transaction Expenses (fees paid directly from your investment)(1)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.50%		None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None		None
Maximum Contingent Deferred Sales Charge (“CDSC”) (as a percentage of the net asset value at the time of purchase or redemption, whichever is lower)	None	(2)	1.00	%(3)
Exchange Fee (as a percentage of amount exchanged)(4)	2.00%		2.00%
Redemption Fee (as a percentage of amount redeemed)(4)	2.00%		2.00%
Annual Fund Operating Expenses (expenses that are deducted from the Income Fund’s average net assets)
Management Fees(5)(6)	0.70%		0.70%
Distribution and Service (12b-1) Fees	0.35%		1.00%
Other Expenses(7)	0.30%		0.30%
Total Annual Fund Operating Expenses(6)	1.35%		2.00%

Expense Example.  This Example helps you compare the cost of investing in the Income Fund to the cost of investing in other mutual funds. The Example assumes that (i) you invest $10,000 in the Income Fund, (ii) your investment has a 5% return each year, (iii) operating expenses remain the same, and (iv) all income dividends and capital gains distributions are reinvested in additional shares. The Example should not be considered a representation of future expenses. Your actual costs may be higher or lower.

Class	1 Year		3 Years

Class A(8):	$482		$762
Class C: if you did not sell your shares	$203		$627
if you sold all your shares at the end of the period	$303	(9)	$627

(1)	Financial Advisors (defined below in “How to Buy Shares”) may independently charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.

(2)	Class A Shares bought without an initial sales charge in accounts aggregating $1 million or more are subject to a 1.00% CDSC if the shares are sold within 18 months of purchase. The 18-month period begins on the day on which the purchase was made.

(3)	The CDSC is 1.00% within the first year of purchase. There is no CDSC thereafter.

(4)	This fee is a short-term trading fee charged on certain shares that are redeemed or exchanged within 60 days of their purchase date. See “Redemption of Shares.”

(5)	Management fees include both investment advisory fees and administration fees charged to the Income Fund. Highland receives from the Income Fund monthly advisory fees, computed and accrued daily, at the annual rate of 0.50% of the Fund’s average daily managed assets. Highland also receives from the Income Fund monthly administration fees, computed and accrued daily, at the annual rate of 0.20% of the Fund’s average daily managed assets. “Average daily managed assets” shall mean the average daily value of the total assets of the Income Fund, less all accrued liabilities of the Fund (other than the aggregate amount of any outstanding borrowings constituting financial leverage).

(6)	Highland voluntarily has agreed to waive all of its advisory fee and 0.15% of its administration fee, which waiver may be terminated at any time by Highland upon 7 days’ written notice to shareholders of the Income Fund.

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Applying this voluntary fee waiver, the Total Annual Fund Operating Expenses for Class A Shares and Class C Shares are expected to be 0.70% and 1.35%, respectively, of the Income Fund’s average daily net assets for the period that the voluntary waiver is in place. Any waiver will lower each class’s overall expense ratio and increase its overall return to investors.

(7)	“Other Expenses” are based on estimated amounts for the current fiscal year.

(8)	Assumes sales charge is deducted when shares are purchased.

(9)	Assumes applicable CDSC is deducted when shares are sold.

INVESTMENT AND RISK INFORMATION

Investment Objectives

High Income Fund.  The High Income Fund’s investment objective is to provide high current income, while seeking to preserve shareholders’ capital. The High Income Fund seeks to achieve its investment objective through investment in a professionally-managed portfolio of primarily high-yield, high-risk debt securities. An investment in the High Income Fund is not appropriate for all investors, and the High Income Fund cannot guarantee investors that it will achieve its investment objective.

Income Fund.  The Income Fund’s primary investment objective is to provide a high level of current income, with capital appreciation as a secondary objective. The Income Fund seeks to achieve its investment objective through investment in a professionally-managed portfolio of primarily debt securities. An investment in the Income Fund is not appropriate for all investors, and the Income Fund cannot guarantee investors that it will achieve its investment objectives.

Principal Investment Strategies

High Income Fund.  Under normal market conditions, the High Income Fund invests at least 80% of its net assets in high-yield, high-risk debt securities (also commonly referred to as “junk” securities), which include high-yield bonds and loans. Such securities are rated below investment grade (Ba/BB or lower) by a nationally recognized statistical rating organization or are unrated but deemed by the Adviser to be of comparable quality. As part of its investment in high-yield debt securities, the High Income Fund may invest up to 20% of its total assets in secured and unsecured loans rated below investment grade by a nationally recognized statistical rating organization and unrated loans deemed by the Adviser to be of comparable quality.

Under normal market conditions, the High Income Fund may invest up to 20% of its total assets in the following: (i) debt securities rated investment grade (Baa/BBB or higher) by a nationally recognized statistical rating organization and unrated debt securities deemed by the Adviser to be of comparable quality; (ii) equity securities, including common stocks, certain preferred stocks and depositary receipts, as well as convertible securities and warrants to purchase equity or other securities; and (iii) securities of non-U.S. issuers, including issuers in emerging market countries.

The foregoing percentage limitations and ratings criteria apply at the time of purchase of securities.

Income Fund.  Under normal market conditions, the Income Fund invests at least 40% of its total assets in debt securities rated investment grade (Baa/BBB or higher) by a nationally recognized statistical rating organization and unrated debt securities deemed by the Adviser to be of comparable quality, or other securities, such as U.S. government securities, obligations of or guaranteed by banks, commercial paper and cash equivalents. Securities in the lowest investment grade category possess speculative characteristics.

Under normal market conditions, the Income Fund may invest up to 60% of its total assets in high-yield, high risk debt securities (also commonly referred to as “junk” securities), which include high-yield bonds and loans. Such securities are rated below investment grade (Ba/BB or lower) by a nationally recognized statistical rating organization or are unrated but deemed by the Adviser to be of comparable quality. As part of its investment in high-yield debt securities, the Income Fund may invest up to 20% of its total assets in secured and unsecured loans rated below investment grade by a nationally recognized statistical rating organization and unrated loans deemed by the Adviser to be of comparable quality.

Under normal market conditions, the Income Fund may invest up to 20% of its total assets in the following: (i) equity securities, including common stocks, certain preferred stocks and depositary receipts, as well as convertible securities and warrants to purchase equity or other securities, and (ii) securities of non-U.S. issuers, including issuers in emerging market countries.

The foregoing percentage limitations and ratings criteria apply at the time of purchase of securities.

Portfolio Contents

High Yield Debt Securities.  The High Income Fund will, and the Income Fund may, invest in high-yield debt securities (also commonly referred to as “junk” securities), the generic name for debt securities rated between Ba/BB and C/D by Moody’s or S&P. High-yield debt securities are frequently issued by corporations in the growth stage of their development, but also may be issued by established companies. These bonds are regarded by the rating organizations, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. Such securities also are generally considered to be subject to greater risk than securities with higher ratings with regard to a deterioration of general economic conditions. Securities that are rated Ba by Moody’s or BB by S&P have speculative characteristics with respect to the capacity to pay interest and repay principal. Securities that are rated B by Moody’s or S&P reflect the rating organizations’ view that such securities generally lack characteristics of a desirable investment and assurance of interest and principal payments over any long period of time may be small. Securities that are rated Caa by Moody’s or CCC by S&P or below are of poor standing. Those issues may be in default (such as those rated D by S&P) or present elements of danger with respect to principal or interest. Although the Funds do not currently intend to purchase securities that are in payment default, the Funds are not limited in their holdings of such securities and from time to time may invest in such securities, or securities held by the Funds may become subject to payment default subsequent to purchase. See the Appendix in the Statement of Additional Information (“SAI”) for a description of the rating categories of the rating organizations. High-yield securities held by the Funds may include securities received as a result of a corporate reorganization or issued as part of a corporate takeover. Securities issued to finance corporate restructurings may have special credit risks because of the highly-leveraged conditions of the issuers, and such securities usually are subordinate to securities subsequently issued by the issuer. In addition, such issuers may lose experienced management as a result of the restructurings. Finally, the market price of such securities may be more volatile to the extent that expected benefits from restructuring do not materialize.

Investment Grade Securities.  The Income Fund will, and the High Income Fund may, invest in a wide variety of bonds that are rated or determined by the Adviser to be of investment grade quality of varying maturities issued by U.S. corporations and other business entities. Bonds are fixed or variable rate debt obligations, including bills, notes, debentures, money market instruments and similar instruments and securities. Bonds generally are used by corporations and other issuers to borrow money from investors for a variety of business purposes. The issuer pays the investor a fixed or variable rate of interest and normally must repay the amount borrowed on or before maturity. Although more creditworthy and generally less risky than below investment grade securities, investment grade securities are still subject to market and credit risk. Investment grade securities are generally considered medium and high-quality securities. Some, however, may possess speculative characteristics, and may be more sensitive to economic changes and to changes in the financial condition of issuers.

Senior Loans.  Senior loans generally are made to corporations, partnerships and other business entities that operate in various industries and geographical regions. Senior loans typically hold the most senior position in a borrower’s capital structure, are typically secured with specific collateral and have a claim on the general assets of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. Borrowers typically use proceeds from senior loans to finance leveraged buyouts, recapitalizations, mergers, acquisitions and stock repurchases and, to a lesser extent, to finance internal growth and for other corporate purposes. Senior loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates generally are LIBOR, the prime rate offered by one or more major U.S. banks (Prime Rate) or the certificate of deposit (CD) rate or other base lending rates used by commercial lenders. The Funds will invest primarily in senior loans that are below investment grade quality and are speculative investments that are subject to credit risk. The Funds will attempt to manage these risks through ongoing analysis and monitoring of borrowers.

Second and Third Lien Loans.  Second and third lien loans are loans made by public and private corporations and other nongovernmental entities and issuers for a variety of purposes. Second and third lien loans are second and third, respectively, in right of payment to one or more senior loans of the related borrower. Second and third lien loans typically are secured by a second or third priority security interest or lien to or on specified collateral securing the borrower’s obligation under the loan and typically have similar protections and rights as senior loans. Second lien loans are not (and by their terms cannot) become subordinate in right of payment to any obligation of the related borrower other than senior loans of such borrower, and third lien loans are not (and by their terms cannot) become subordinate in right of payment to any obligation of the related borrower other than senior loans and second lien loans. Second and third lien loans, like senior loans, typically have adjustable floating rate interest payments. Because second and third lien loans are second to senior loans, they present a greater degree of investment risk but often pay interest at higher rates reflecting this additional risk. Such investments generally are of below investment grade quality. Other than their subordinated status, second and third lien loans have many characteristics and risks similar to senior loans discussed above.

Other Secured Loans.  Secured loans other than senior loans and second lien loans are made by public and private corporations and other non-governmental entities and issuers for a variety of purposes. Such secured loans may rank lower in right of payment to one or more senior loans and second lien loans of the borrower. Such secured loans typically are secured by a lower priority security interest or lien to or on specified collateral securing the borrower’s obligation under the loan, and typically have more subordinated protections and rights than senior loans and second lien loans. Secured loans may become subordinated in right of payment to more senior obligations of the borrower issued in the future. Such secured loans may have fixed or adjustable floating rate interest payments. Because such secured loans may rank lower as to right of payment than senior loans and second lien loans of the borrower, they may present a greater degree of investment risk than senior loans and second lien loans but often pay interest at higher rates reflecting this additional risk. Such investments generally are of below investment grade quality. Other than their more subordinated status, such investments have many characteristics and risks similar to senior loans and second lien loans discussed above. Because such loans, however, may rank lower in right of payment to senior loans and second lien loans of the borrower, they may be subject to additional risk that the cash flow of the borrower and any property securing the loan may be insufficient to repay the scheduled payments after giving effect to more senior secured obligations of the borrower. Such secured loans are also expected to have greater price volatility than senior loans and second lien loans and may be less liquid. There is also a possibility that originators will not be able to sell participations in other secured loans, which would create greater credit risk exposure.

Unsecured Loans.  Unsecured loans are loans made by public and private corporations and other nongovernmental entities and issuers for a variety of purposes. Unsecured loans generally have lower priority in right of payment compared to holders of secured debt of the borrower. Unsecured loans are not secured by a security interest or lien to or on specified collateral securing the borrower’s obligation under the loan. Unsecured loans by their terms may be or may become subordinate in right of payment to other obligations of the borrower, including senior loans, second lien loans and other secured loans. Unsecured loans may have fixed or adjustable floating rate interest payments. Because unsecured loans are subordinate to the secured debt of the borrower, they present a greater degree of investment risk but often pay interest at higher rates reflecting this additional risk. Such investments generally are of below investment grade quality. Other than their subordinated and unsecured status, such investments have many characteristics and risks similar to senior loans, second lien loans and other secured loans discussed above.

Other Fixed Income Securities.  Securities acquired by the Funds may include preferred stock (including convertible preferred stock) and all types of debt obligations having varying terms with respect to security or credit support, subordination, purchase price, interest payments and maturity. Such obligations may include, for example, bonds, debentures, notes (including convertible debt securities), mortgage- or other asset-backed instruments, equipment lease certificates, equipment trust certificates, conditional sales contracts, commercial paper and obligations issued or guaranteed by the U.S. government or any of its political subdivisions, agencies or instrumentalities (including obligations, such as repurchase agreements, secured by such instruments). Most debt securities in which the Funds will invest will bear interest at fixed-rates, although each Fund reserves the right to invest in debt securities that have variable rates of interest. Each Fund also reserves the right to invest up to 10% of its total assets in debt securities that involve equity features, such as contingent interest or participations based on revenues, sales or profits (i.e., interest or other payments, often in addition to a fixed-rate of return, that are based on the borrower’s attainment of specified levels of revenues, sales or profits and thus enable the holder of the security to share in the potential success of the venture).

Credit Default Swaps.  To the extent consistent with Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), each Fund may enter into credit default swap agreements. The “buyer” in a credit default contract is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the “par value” (full notional value) of the reference obligation in exchange for the reference obligation. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no event of default occurs, the Fund loses its investment and recovers nothing. However, if an event of default occurs, the buyer receives full notional value for a reference obligation that may have little or no value. As a seller, a Fund receives income throughout the term of the contract, which typically is between six months and three years, provided that there is no default event.

Zero Coupon Securities and Step-Up Bonds.  Each Fund may invest in zero coupon securities, including step-up bonds. Zero coupon securities pay no cash income but are purchased at a deep discount from their value at maturity, which discount varies depending on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. When held to maturity, their entire return, which consists of the amortized discount, comes from the difference between their purchase price and their maturity value. Step-up bonds are debt securities that typically do not pay interest for a specified period of time and then pay interest at a series of different rates. Special tax considerations are associated with investing in these securities. See “Taxation.”

Distressed and Defaulted Securities.  Each Fund is authorized to invest in the securities of financially distressed and bankrupt issuers, including debt obligations that are in covenant or payment default. Such investments generally trade significantly below par and are considered speculative. The repayment of defaulted obligations is subject to significant uncertainties. Defaulted obligations might be repaid only after lengthy workout or bankruptcy proceedings, during which the issuer might not make any interest or other payments. Typically such workout or bankruptcy proceedings result in only partial recovery of cash payments or an exchange of the defaulted obligation for other debt or equity securities of the issuer or its affiliates, which may in turn be illiquid or speculative. A Fund may not invest more than 20% of its total assets at the time of investment in defaulted securities.

Illiquid and Restricted Securities.  Each Fund may invest up to 15% of its total assets in illiquid securities. Each Fund may also invest up to 15% of its total assets in restricted securities, which are securities acquired in private placement transactions. Such securities generally may not be resold without registration under the Securities Act of 1933, as amended (the “Securities Act”), except in transactions exempt from the registration requirements of the Securities Act. A security that may be restricted as to resale under federal securities laws or otherwise will not be subject to this percentage limitation if the Adviser determines that the security is, at the time of acquisition, readily marketable. Illiquid and restricted securities may offer higher yields than comparable publicly-traded securities. However, a Fund may not be able to sell these securities when the Adviser considers it desirable to do so or, to the extent they are sold privately, may have to sell them at less than the price of otherwise comparable securities. Such securities may include, for example, those eligible for resale under Rule 144A under the Securities Act.

Temporary Defensive Investments.  If market conditions threaten to erode the value of a Fund’s assets, the Fund may adopt a temporary defensive investment strategy and invest without limitation in high-grade money market instruments, including commercial paper of domestic and non-U.S. corporations, certificates of deposit, bankers’ acceptances and other obligations of banks, repurchase agreements and short-term obligations issued or guaranteed by the U.S. government or its instrumentalities or agencies, and in investment grade debt securities. The yield on these securities will tend to be lower than the yield on other securities purchased by the Fund.

The achievement of each Fund’s investment objective(s) depends upon the Adviser’s analytical and portfolio management skills. In selecting securities for investment, the Adviser seeks to identify securities which entail reasonable credit risk considered in relation to each Fund’s investment policies. The Adviser uses an investment strategy of fundamental credit analysis and generally emphasizes issuers that it believes will remain financially sound and perform well in a range of market conditions. Portfolio securities are typically sold when the Adviser’s fundamental assessment of an issuer materially changes. There is no assurance that either Fund’s investment objective(s) will be attained in the future.

Portfolio Maturity and Turnover

A Fund’s holdings may include issues of various maturities. Ordinarily, the Funds will emphasize investments in medium and longer term instruments (i.e., those with maturities in excess of three years), but the weighted average maturity of portfolio holdings may be shortened or lengthened depending primarily on the Adviser’s outlook for interest rates. To the extent the weighted average maturity of a Fund’s portfolio securities is lengthened, the value of such holdings will be more susceptible to fluctuation in response to changes in interest rates, creditworthiness and general economic conditions. The weighted average of a Fund’s portfolio will fluctuate depending on market conditions and investment opportunities. Each Fund, however, does not expect that the weighted average maturity of its portfolio will, under normal conditions, exceed ten years.

The Adviser actively makes portfolio adjustments that reflect each Fund’s investment strategy and may trade securities regardless of how long they have been held when it believes doing so will further the Fund’s investment objectives.

A Fund’s portfolio turnover rate may exceed 100% per year. A 100% annual turnover rate would occur, for example, if all the securities in the Fund’s portfolio were replaced once within a period of one year. Each Fund reserves full freedom with respect to portfolio turnover. In periods when there are rapid changes in economic conditions or security price levels or when investment strategy is changed significantly, portfolio turnover may be significantly higher than during times of economic and market price stability, when investment strategy remains relatively constant. A high rate of portfolio turnover (i.e., 100% or more) will result in increased transaction costs for the Fund in the form of increased dealer spreads and brokerage commissions. High portfolio turnover also could produce higher taxable distributions and lower the Fund’s after-tax performance.

Other Investment Strategies

The Adviser may use the strategies described below, among others, to help each Fund achieve its investment objectives. Such strategies include borrowing, the lending of portfolio securities and the use of options, futures contracts and options thereon, reverse repurchase agreements and repurchase agreements (other than certain repurchase agreements with qualified depository institutions having maturities not longer than one day). The Funds are under no obligation to use any of these strategies at any given time or under any particular economic condition, and no assurance can be given that the use of any strategy will have its intended result or that the use of any practice is, or will be, available to a Fund. Certain of these instruments and their related risks are described more specifically under “Investment Policies and Strategies” and “Risk Factors” in the SAI.

Borrowings.  Each Fund may borrow an amount up to 33 1/3% (or such other percentage permitted by law) of its total assets (including the amount borrowed) less all liabilities other than borrowings. Each Fund may borrow money for investment purposes, to meet redemption requests and for temporary, extraordinary or emergency purposes. The use of borrowing for investment purposes (i.e., leverage) increases both investment opportunity and investment risk. Neither Fund has a current intention to borrow for investment purposes.

Securities Loans.  A Fund may seek additional income by making secured loans of its portfolio securities amounting to not more than one-third of the value of its total assets. The Funds will receive collateral consisting of cash, U.S. government securities or irrevocable letters of credit, which collateral will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. If the collateral consists of a letter of credit or securities, the borrower will pay the Fund a loan premium fee. If the collateral consists of cash, the Fund will reinvest the cash and pay the borrower a pre-negotiated fee or “rebate” from any return earned on the investment. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund also may call such loans in order to sell the securities involved.

When-Issued and Delayed-Delivery Securities.  A Fund may purchase securities on a when-issued or delayed-delivery basis (i.e., delivery and payment can take place a month or more after the date of the transaction). A Fund will invest in when-issued and delayed-delivery securities in order to lock in a favorable rate of return. The purchase price and the interest rate payable on the securities are fixed on the transaction date. The securities so purchased are subject to market fluctuation, and no interest accrues to the Fund until delivery and payment take place. A Fund will make commitments for such when-issued transactions only with the intention of actually acquiring the securities. The Fund will segregate permissible liquid assets having a value at least equal at all times to the Fund’s purchase commitments.

Repurchase Agreements.  A Fund may enter into repurchase agreements with respect to up to 33 1/3% of the value of its total assets. A repurchase agreement is a contract under which a Fund acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund’s cost plus interest). Repurchase agreements may be viewed as loans made by a Fund that are collateralized by the securities subject to repurchase. The Adviser will evaluate the creditworthiness of the repurchase agreement counterparties with whom the Funds do business and will monitor their creditworthiness during the period of any repurchase agreement.

Options.  A Fund may write (sell) call options that are traded on national securities exchanges with respect to securities in its portfolio. A Fund may only write “covered” call options, that is, options on securities it holds in its portfolio or has an immediate right to acquire through conversion or exchange of securities held in its portfolio. A Fund may write call options on its portfolio securities in an attempt to realize a greater current return than would be realized on the securities alone. A Fund also may write call options as a partial hedge against a possible market decline. In view of their investment objectives, the Funds generally would write call options only in circumstances in which the Adviser does not anticipate significant appreciation of the underlying security in the near future or has otherwise determined to dispose of the security. As the writer of a call option, a Fund receives a premium for undertaking the obligation to sell the underlying security at a fixed price during the option period if the option is exercised. A Fund may also enter into “closing purchase transactions” in order to terminate its obligation as a writer of a call option prior to the expiration of the option.

Futures Contracts and Related Options.  The Funds currently do not intend to trade in futures contracts or related options on futures contracts. Each Fund, however, has reserved the right, subject to the approval of the Board of Trustees, to purchase and sell financial futures contracts and options on such futures contracts for the purpose of hedging its portfolio securities (or portfolio securities that it expects to acquire) against anticipated changes in prevailing interest rates. This technique could be employed if the Adviser anticipates that interest rates may rise, in which event a Fund could sell a futures contract to protect against the potential decline in the value of its portfolio securities. Conversely, if declining interest rates were anticipated, a Fund could purchase a futures contract to protect against a potential increase in the price of securities the Fund intends to purchase.

Interest Only Mortgage-Backed Securities.  A Fund is permitted to buy certain debt securities, known as “interest only” mortgage-backed securities, in which the issuer is only obligated to pay a fixed-rate of interest based on a stated principal amount, but does not make any principal payments. Each month the stated principal amount is adjusted to reflect both scheduled payments and prepayments of principal on the underlying mortgages. For example, a Fund may buy certain debt securities issued by Fannie Mae, a U.S. government agency, which carry additional risks not associated with other Fannie Mae issues. The holder purchases the security at a price that is lower than the holder’s expectations of payments of interest from the issuer.

Inverse Floaters.  A Fund is also permitted to buy certain debt securities, known as inverse interest rate floaters (“Inverse Floaters”). These securities do not carry a fixed-rate of interest, but instead pay interest based on a formula that varies inversely with the then current market interest rate (the “formula interest rate”), as reflected by a referenced interest rate on a specific date near the interest payment date (the “interest calculation date”). For example, if the referenced interest rate decreases on an interest calculation date from the referenced interest rate on the prior interest calculation date, then the formula interest rate will increase on that interest calculation date versus the prior interest calculation date. If the referenced rate of interest on the current interest calculation date is different from the amount such rate was on the interest calculation date prior to purchase, then the interest payments received by the holder may be more or less than the holder expected to receive based on the referenced rate in effect on the date of purchase.

Principal Risks

Risk is inherent in all investing. The Funds are designed for long-term investors who can accept the risks entailed by the Funds’ investments. The following discussion summarizes the principal risks of an investment in each Fund, which you should carefully consider before deciding whether to invest in a Fund.

No Operating History.  The Funds have no operating history. The Funds are subject to the business risks and uncertainties associated with any new business, including the risk that they will not achieve their investment objectives, that the value of your investments could decline substantially and that they will not grow to an economically-viable size and thus might be liquidated at a time that is not beneficial for all shareholders.

Investment and Market.  An investment in a Fund is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in a Fund represents an indirect investment in the portfolio securities owned by the Fund, and the value of these securities will move up or down, sometimes rapidly and unpredictably. At any point in time an investment in a Fund may be worth less than the original investment, even after taking into account the reinvestment of dividends and distributions. The Funds may use leverage, which would magnify their investment, market and other risks. See “Principal Risks—Leverage” below. The High Income Fund generally invests a greater percentage of its assets in high-yield securities and therefore is generally subject to greater risks associated with such investments than the Income Fund. A Fund’s overall risk level will depend on the market sectors in which the Fund is invested and the current interest rate, credit quality and liquidity of securities of issuers in such sectors.

Credit.  Credit risk refers to an issuer’s ability to make timely payments of interest and principal. The High Income Fund invests primarily in, and the Income Fund may invest up to 60% of its total assets in, debt securities rated below investment grade (also referred to as “high-yield” or “junk” securities) and unrated debt securities of comparable quality, which involve greater risk than investment grade debt securities. High-yield securities generally offer a higher return potential than higher-rated debt securities, but also involve greater volatility of price and risk of loss of income and principal, including the possibility of default or bankruptcy of the issuers of the securities. As a result, investment in a Fund involves the risk that if an issuer of a high-yield security or an unrated security of comparable quality in which the Fund invests defaults, there may be a negative impact on the Fund’s income and asset coverage, and the Fund’s investment objective(s) may not be realized.

The values of high-yield securities tend to reflect individual corporate developments or adverse economic changes to a greater extent than higher-rated debt securities, which react primarily to fluctuations in the general level of interest rates. Periods of economic uncertainty and changes generally result in increased volatility in the market prices and yields of high-yield securities and thus in a Fund’s NAV. The rating organizations generally regard high-yield securities as predominantly speculative with respect to capacity to pay interest and repay principal and riskier than higher-rated debt securities. Changes by rating organizations in their ratings of any debt security and in the ability of an issuer to make payments of interest and principal may also affect the value of the a Fund’s investments. Changes in the value of portfolio securities will not necessarily affect cash income derived from such securities, but will affect a Fund’s NAV.

The Funds will rely on the Adviser’s judgment, analysis and experience in evaluating the creditworthiness of an issuer. In this evaluation, the Adviser will take into consideration, among other things, the issuer’s financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer’s management and regulatory matters.

The credit ratings issued by rating organizations may not fully reflect the true risks of an investment. For example, credit ratings typically evaluate the safety of principal and interest payments of high-yield securities and not their market value risk. Also, credit rating organizations may fail to change on a timely basis a credit rating to reflect changes in economic or company conditions that affect a security’s market value. Although it considers ratings of nationally recognized statistical rating organizations such as Moody’s and S&P, the Adviser primarily relies on its own credit analysis, which includes a study of existing debt, capital structure, ability to service debt and to pay dividends, the issuer’s sensitivity to economic conditions, its operating history and the current trend of earnings.

Interest Rates.  Generally, when interest rates rise, the value of fixed-rate debt securities, including high-yield securities, tends to decrease, and such declines tend to be greater among fixed-rate debt securities with longer maturities. The Funds have no policy limiting the maturities of their investments. To the extent the Funds invest in fixed-rate debt securities with longer maturities, the Funds are subject to greater interest rate risk than funds investing solely in shorter-term fixed-rate debt securities. In addition, in a period of rising interest rates, the higher cost of any leveraged employed by a Fund and/or increasing defaults by issuers of high-yield securities would likely exacerbate any decline in the Fund’s NAV. If an issuer of a debt security containing a redemption or call provision exercises either provision in a declining interest rate market, the Fund would likely replace the security with a security having a lower interest rate, which could result in a decreased return for shareholders.

Liquidity.  At times a major portion of an issue of lower-rated debt securities may be held by relatively few institutional purchasers. Although the Funds generally consider such securities to be liquid because of the availability of an institutional market for such securities, under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund may find it more difficult to sell such securities when the Adviser believes it advisable to do so or may be able to sell such securities only at prices lower than if the securities were more widely held. In such circumstances, a Fund also may find it more difficult to determine the fair value of such securities for purposes of computing the Fund’s NAV. Each Fund, in most instances, utilizes an independent pricing service to determine the value of its securities. However, quotations from a pricing service (or other quotations) may not be a reliable indicator of the price the Fund could realize upon sale due to many factors, including, but not limited to, the number of active purchasers and sellers, variable economic and market conditions and changes in the financial condition (or perceived financial condition) of the issuer at the time of sale. As a result, pricing of a Fund’s securities does not rely solely on a price determined by an independent pricing service; other relevant information is also monitored and other valuation methodologies may be used as appropriate.

Non-Diversification.  Due to the nature of each Fund’s investment strategy and their non-diversified status, it is possible that a material amount of a Fund’s investments could be invested in the securities of only a few companies. Investing a significant portion of a Fund’s portfolio in any one issuer would subject the Fund to a greater degree of risk with respect to the failure of any such issuer.

Senior Loans.  Senior loans in which a Fund may invest may not be rated by a rating organization, will not be registered with the SEC or any state securities commission and generally will not be listed or traded on any national securities exchange. Therefore, the amount of public information available about senior loans will be limited, and the performance of a Fund’s investments in senior loans will be more dependent on the analytical abilities of the Adviser than would be the case for investments in more widely-rated, registered or exchange-listed or traded securities. In evaluating the creditworthiness of borrowers, the Adviser will consider, and may rely in part, on analyses performed by others. Moreover, certain senior loans will be subject to contractual restrictions on resale and, therefore, will be illiquid.

Second and Third Lien Loans.  Second and third lien loans are subject to the same risks associated with investment in senior loans and high-yield securities. However, second and third lien loans are second and third, respectively, in right of payment to senior loans and therefore are subject to additional risk that the cash flow of the borrower and any property securing the loan may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second and third lien loans are expected to have greater price volatility than senior loans and may be less liquid. There is also a possibility that originators will not be able to sell participations in second and third lien loans, which would create greater credit risk exposure.

Other Secured Loans.  Secured loans other than senior loans and second lien loans are subject to the same risks associated with investment in senior loans, second lien loans and below investment grade securities. However, such loans may rank lower in right of payment than any outstanding senior loans and second lien loans of the borrower and therefore are subject to additional risk that the cash flow of the borrower and any property securing the loan may be insufficient to meet scheduled payments after giving effect to the higher ranking secured obligations of the borrower. Lower ranking secured loans are expected to have greater price volatility than senior loans and second lien loans and may be less liquid. There is also a possibility that originators will not be able to sell participations in lower ranking secured loans, which would create greater credit risk exposure.

Unsecured Loans.  Unsecured loans are subject to the same risks associated with investment in senior loans, second lien loans, other secured loans and below investment grade securities. However, because unsecured loans have lower priority in right of payment to any higher ranking obligations of the borrower and are not backed by a security interest in any specific collateral, they are subject to additional risk that the cash flow of the borrower and available assets may be insufficient to meet scheduled payments after giving effect to any higher ranking obligations of the borrower. Unsecured loans are expected to have greater price volatility than senior loans, second lien loans and other secured loans and may be less liquid. There is also a possibility that originators will not be able to sell participations in unsecured loans, which would create greater credit risk exposure.

Credit Default Swaps.  Credit default swaps involve greater risks than investing in the reference obligation directly. In addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A buyer will lose its investment and recover nothing should no event of default occur. If an event of default were to occur, the value of the reference obligation received by the seller, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. When a Fund acts as a seller of a credit default swap, it is exposed to many of the same risks of leverage described below since if an event of default occurs the seller must pay the buyer the full notional value of the reference obligation.

Distressed and Defaulted Securities.  Investments in the securities of financially distressed companies involve substantial risks. These securities may involve a substantial risk of default or may be in default. A Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings. High-yield, high-risk securities frequently are subordinated to the prior payment of senior indebtedness and are traded in markets that may be relatively less liquid than the market for higher-rated securities. In any reorganization or liquidation proceeding relating to a portfolio company, a Fund may lose its entire investment or may be required to accept cash or securities with a value less than the original investment. In addition, a liquidation or bankruptcy proceeding either may be unsuccessful (for example, because of the failure to obtain requisite approvals), may be delayed (for example, until various liabilities, actual or contingent, have been satisfied) or may result in a distribution of cash or a new security the value of which will be less than a Fund’s purchase price of the security in respect of which such distribution was made.

Among the risks inherent in investments in troubled entities is that it frequently may be difficult to obtain information as to the true condition of such issuer. Judgments about the credit quality of the issuer and the relative value of its securities may prove to be wrong. Such investments also may be adversely affected by laws relating to, among other things, fraudulent transfers and other voidable transfers or payments, lender liability and the bankruptcy courts’ power to disallow, reduce, subordinate or disenfranchise particular claims. The market prices of such securities also are subject to abrupt and erratic market movements and above-average price volatility, and the spread between the bid and asked prices of such securities may be greater than those prevailing in other securities markets. It may take a number of years for the market price of such securities to reflect their intrinsic value, and the Adviser’s estimates of intrinsic value may be based on its views of market conditions, including interest rates, that may prove to be incorrect.

Investment in Restricted Securities.  Restricted securities (i.e., securities acquired in private placement transactions) may offer higher yields than comparable publicly-traded securities. The Funds, however, may not be able to sell these securities when the Adviser considers it desirable to do so or, to the extent they are sold privately, may have to sell them at less than the price of otherwise comparable securities. Restricted securities are subject to limitations on resale which can have an adverse effect on the price obtainable for such securities. Also, if in order to permit resale, the securities are registered under the Securities Act at a Fund’s expense, the Fund’s expenses would be increased.

Non-U.S. Securities.  Investing in non-U.S. securities involves certain risks not involved in domestic investments, including, but not limited to: (i) fluctuations in foreign exchange rates; (ii) future foreign economic, financial, political and social developments; (iii) different legal systems; (iv) the possible imposition of exchange controls or other foreign governmental laws or restrictions; (v) lower trading volume; (vi) much greater price volatility and illiquidity of certain foreign securities markets; (vii) different trading and settlement practices; (viii) less governmental supervision; (ix) changes in currency exchange rates; (x) high and volatile rates of inflation; (xi) fluctuating interest rates; (xii) less publicly available information; and (xiii) different accounting, auditing and financial recordkeeping standards and requirements. Certain countries in which the Funds may invest, especially emerging market countries, historically have experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty and instability. The cost of servicing external debt will generally be adversely affected by rising international interest rates because many external debt obligations bear interest at rates which are adjusted based upon international interest rates. In addition, with respect to certain foreign countries, there is a risk of: (i) the possibility of expropriation or nationalization of assets; (ii) confiscatory taxation; (iii) difficulty in obtaining or enforcing a court judgment; (iv) economic, political or social instability; and (v) diplomatic developments that could affect investments in those countries. Because the Funds will invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may affect the value of securities in the Funds and the unrealized appreciation or depreciation of investments. Currencies of certain countries may be volatile and therefore may affect the value of securities denominated in such currencies, which means that a Fund’s net asset value or current income could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Certain investments in non-U.S. securities also may be subject to foreign withholding taxes. These risks often are heightened for investments in smaller, emerging capital markets. In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as: (i) growth of gross domestic product; (ii) rates of inflation; (iii) capital reinvestment; (iv) resources; (v) self-sufficiency; and (vi) balance of payments position. As a result of these potential risks, the Adviser may determine that, notwithstanding otherwise favorable investment criteria, it may not be practicable or appropriate to invest in a particular country. The Funds may invest in countries in which foreign investors, including the Adviser, have had no or limited prior experience.

Emerging Markets.  Investing in securities of issuers based in underdeveloped emerging market countries entails all of the risks of investing in securities of non-U.S. issuers to a heightened degree. These heightened risks include: (i) greater risks of expropriation, confiscatory taxation, nationalization, and less social, political and economic stability; (ii) the smaller size of the markets for such securities and a lower volume of trading, resulting in lack of liquidity and in price volatility; and (iii) certain national policies that may restrict a Fund’s investment opportunities, including restrictions on investing in issuers or industries deemed sensitive to relevant national interests. Emerging market countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe.

Common Stock.  The Funds may have exposure to common stocks, including by investment in convertible securities. Although common stocks historically have generated higher average returns than debt securities, common stocks also have experienced significantly more volatility in those returns. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock held by a Fund. Also, prices of common stocks are sensitive to general movements in the stock market, and a drop in the stock market may depress the prices of common stocks held by a Fund or to which it has exposure.

Small and Mid-Cap Securities.  The Funds may invest in companies with small or medium capitalizations. Securities issued by smaller and medium companies can be more volatile than, and perform differently from, larger company securities. There may be less trading in a smaller or medium company’s securities, which means that buy and sell transactions in those securities could have a larger impact on the security’s price than is the case with larger company securities. Smaller and medium companies may have fewer business lines; changes in any one line of business, therefore, may have a greater impact on a smaller or medium company’s security price than is the case for a larger company. In addition, smaller or medium company securities may not be well known to the investing public.

Investment in Zero Coupon Securities and Step-Up Bonds.  Zero coupon securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest. Because such securities do not entitle the holder to any periodic payments of interest prior to maturity, this prevents any reinvestment of interest payments at prevailing interest rates if prevailing interest rates rise. On the other hand, because there are no periodic interest payments to be reinvested prior to maturity, these securities eliminate the reinvestment risk and may lock in a favorable rate of return to maturity if interest rates drop. The Funds accrue income on these investments for U.S. federal income tax purposes, which, because no cash is received by the Funds at the time of accrual, may require the Funds to dispose of other portfolio securities to satisfy the their distribution requirements and prevent their disqualification as a regulated investment company. Special tax considerations are associated with investing in zero coupon securities and step-up bonds. See “Taxation.”

Convertible Securities.  Convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar credit quality because of the potential for capital appreciation and are typically unrated or rated lower than such securities. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. A convertible security’s market value, however, also tends to reflect the market price of the common stock of the issuing company, particularly when that stock price is greater than the convertible security’s “conversion price.” As the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security. In the event of a liquidation of the issuing company, holders of convertible securities would be paid before that company’s common shareholders. Consequently, an issuer’s convertible securities generally entail less risk than its common stock. Convertible securities, however, fall below debt obligations of the same issuer in order of preference or priority in the event of a liquidation.

Hedging.  A Fund’s use of derivatives and other transactions, such as options, financial futures and options on financial futures, may involve risks not associated with other types of investments that the Fund intends to purchase and it is possible that a portfolio that utilizes hedging strategies may not perform as well as a portfolio that does not make use of such strategies. A Fund’s use of derivatives or other transactions to reduce risk involves costs and will be subject to the Adviser’s ability to predict correctly changes in the relationships of such hedge instruments to the Fund’s portfolio holdings or other factors. No assurance can be given that the Adviser’s judgment in this respect will be correct. In addition, no assurance can be given that the Funds will enter into hedging or other transactions (including hedging exposure to non-U.S. currency exchange rate risk) at times or under circumstances in which it may be advisable to do so. Although the Adviser does not anticipate that derivatives or other such transactions will represent a significant component of each Fund’s investment strategy and will not be used for speculative purposes, each Fund has a policy to limit to 20% the portion of the Fund’s total assets that may be subject to such transactions or invested in such instruments.

A Fund’s positions in options and financial futures may be entered into and closed out only on a federally-licensed exchange that provides a market therefor, and there can be no assurance that a liquid market will exist for any particular option or futures contract. Because financial futures and related options markets generally impose limits on daily price movement, it is possible that the Adviser would not be able to close out hedge positions promptly. The inability to close out options and futures positions could have an adverse impact on a Fund’s ability to hedge its securities effectively and might, in some cases, require a Fund to deposit substantial amounts of additional cash to meet applicable margin requirements. A Fund’s ability to hedge effectively through transactions in financial futures or options depends on the degree to which price movements, which include, in part, changes in interest rates, in the Fund’s holdings correlate with price movements of the hedging instruments. Inasmuch as a Fund’s options and futures will not duplicate such underlying securities, the correlation will probably not be perfect. Consequently, the prices, which include, in part, changes in interest rates, of the securities being hedged may not move in the same amount as the hedging instrument. It is possible that there may be a negative correlation between the hedging instrument and the hedged securities, which would prevent the Fund from achieving the anticipated benefits of hedging transactions or may cause the Fund to realize losses and thus be in a worse position than if such strategies had not been used. Pursuant to regulations and/or published positions of the SEC, a Fund may be required to segregate permissible liquid assets to cover its obligations relating to its transactions in futures and options. To maintain this required cover, a Fund may have to sell portfolio securities at disadvantageous prices or times because it may not be possible to liquidate a position at a reasonable price. In addition, the segregation of such assets will have the effect of limiting a Fund’s ability otherwise to invest those assets.

Market Disruption.  Certain events may have a disruptive effect on the securities markets, such as terrorist attacks, war and other geopolitical events. The Funds cannot predict the effects on the U.S. economy of similar events in the future. High-yield securities tend to be more volatile than investment grade securities, so these events and any actions resulting from them may have a greater impact on the prices and volatility of high-yield securities than on investment grade securities.

Prepayments.  If interest rates fall, the principal on debt held by the Funds may be paid earlier than expected. If this happens, the proceeds from a prepaid security may be reinvested by a Fund in securities bearing lower interest rates, resulting in a possible decline in the Fund’s income and distributions to shareholders. The Funds may invest in pools of mortgages and other assets issued or guaranteed by private issuers or U.S. government agencies and instrumentalities. Mortgage-related securities are especially sensitive to prepayment risk because borrowers often refinance their mortgages when interest rates drop.

Reinvestment.  The Funds reinvest the cash flows received from a security. The additional income from such reinvestment, sometimes called interest-on-interest, is reliant on the prevailing interest rate levels at the time of reinvestment. There is a risk that the interest rate at which interim cash flows can be reinvested will fall. Reinvestment risk is greater for longer holding periods and for securities with large, early cash flows such as high-coupon bonds. Reinvestment risk also applies generally to the reinvestment of the proceeds the Funds receive upon the maturity or sale of a portfolio security.

Key Adviser Personnel.  A Fund’s ability to identify and invest in attractive opportunities is dependent upon Highland, its investment adviser. If one or more key individuals leaves Highland, Highland may not be able to hire qualified replacements or may require an extended time to do so. This situation could prevent a Fund from achieving its investment objectives.

Other Investment Risks

Leverage.  Each Fund may employ leverage through borrowings, which can adversely affect the yield on a Fund’s shares. Capital raised through leverage will be subject to interest and other costs, and to the extent a Fund is unable to invest the proceeds from the use of leverage in assets that pay interest at a rate that exceeds the rate paid in connection with the leverage, the yield on the Fund’s shares will decrease because the net investment income available for distribution to shareholders shares will be reduced. There can be no assurance that a Fund’s income from the proceeds of leverage would exceed these costs. The effect of a general market decline in the value of assets such as those in which the Funds invest or of a default on one or more loans or other interest-bearing instruments held by a Fund would be magnified in the Fund because of the leverage and may exaggerate the effect on the Fund’s NAV. The Adviser, however, would seek to use leverage for the purpose of making additional investments only if it believed, at the time of using leverage, that the total return on the assets purchased with such monies would exceed interest payments and other costs of the leverage. In addition, the Adviser would utilize leverage mechanisms whose interest rates float (or reset frequently) to reduce the risk that the costs of the use of leverage would exceed the total return on investments purchased with the proceeds of leverage. Additionally, the investment advisory fee paid to the Adviser will be higher when a Fund borrows money, giving the Adviser incentive to use leverage.

Securities Loans.  The risks in lending portfolio securities, as with other extensions of credit, consist of possible delays in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.

When-Issued and Delayed-Delivery Securities.  The Funds are dependent on the other party to complete successfully when-issued and delayed-delivery transactions. If such other party fails to complete its portion of the transaction, the Fund will have lost the opportunity to invest the amount segregated for such transaction.

Repurchase Agreements.  If the counterparty defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale, including accrued interest, are less than the resale price provided in the agreement, including interest. In addition, if the counterparty should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying collateral or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying collateral to the counterparty’s estate.

Options.  Although the writing of call options only on national securities exchanges increases the likelihood that a Fund will be able to make closing purchase transactions, there is no assurance that the Fund will be able to effect such transactions at any particular time or at any acceptable price. The writing of call options could result in increases in a Fund’s portfolio turnover rate, especially during periods when market prices of the underlying securities appreciate.

Futures Contracts and Related Options.  Futures contracts and related options may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States, may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by: (i) other complex foreign political, legal and economic factors; (ii) lesser availability than in the U.S. of data on which to make trading decisions; (iii) delays in a Fund’s ability to act upon economic events occurring in the foreign markets during non-business hours in the United States; (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and (v) lesser trading volume. Exchanges on which futures and related options are traded may impose limits on the positions that the Funds may take in certain circumstances.

Interest Only Mortgage-Backed Securities.  If payments of principal on the underlying mortgages are different than the holder’s expectation of principal paydowns, then the actual payments of interest by the issuer could be more or less than the holder’s expectation of interest payments. “Interest only” mortgage-backed securities present a heightened risk of total loss of investment.

Inverse Floaters.  As interest rates rise, Inverse Floaters produce less current income. A change in prevailing interest rates will often result in a greater change in the interest rate paid by an Inverse Floater. As a result, Inverse Floaters may have a greater degree of volatility than other types of interest-bearing securities of similar credit quality.

Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available (i) in the Funds’ SAI and (ii) on the Funds’ website at http://www.highlandfunds.com.

MANAGEMENT OF THE FUNDS

Board of Trustees and Investment Adviser

The Board of Trustees of the High Income Fund and the Income Fund has overall management responsibility for the Funds. See “Management” in the SAI for the names of and other information about the Trustees and officers of each of the Funds.

Highland Capital Management, L.P., 13455 Noel Road, Suite 800, Dallas, Texas 75240, serves as the investment adviser to each Fund. Each of the Funds and Highland have entered into an investment advisory agreement (each an “Investment Advisory Agreement”) pursuant to which Highland provides the day-to-day management of each Fund’s portfolio of securities, which includes investment research and buying and selling securities for each Fund. Highland furnishes offices and provides necessary facilities, equipment and personnel for the management of each

Fund’s portfolio. A discussion regarding the Board of Trustees’ approval of each Investment Advisory Agreement will be available in each Fund’s annual report for the fiscal year ending August 31, 2007.

Organized in March 1993, Highland is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. As of December 31, 2006, Highland had approximately $33.1 billion in assets under management. Highland is controlled by James Dondero and Mark Okada, by virtue of their respective share ownership, and its general partner, Strand Advisors, Inc., of which Mr. Dondero is the sole stockholder.

Management Fees.  Highland receives from each Fund monthly advisory fees, computed and accrued daily, at an annual rate of 0.65% of the High Income Fund’s average daily managed assets and 0.50% of the Income Fund’s average daily managed assets. Highland is also each Fund’s administrator and receives a monthly administration fee from each Fund, computed and accrued daily, at an annual rate of 0.20% of each Fund’s average daily managed assets. “Average daily managed assets” shall mean the average daily value of a Fund’s total assets, less all accrued liabilities (other than the aggregate amount of any outstanding borrowings constituting financial leverage). Highland voluntarily has agreed to waive all of its advisory fee and 0.15% of its administration fee for each Fund, which waivers may be terminated at any time by Highland upon seven days’ written notice to shareholders of the Funds.

Portfolio Managers

Each Fund’s portfolio is managed by James D. Dondero and Chet Paipanandiker. The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities issued by the Funds.

James D. Dondero.  Mr. Dondero has managed the Funds since their inception. Mr. Dondero is a founder and President of Highland. Formerly, Mr. Dondero served as Chief Investment Officer of Protective Life’s GIC subsidiary and helped grow the business from concept to over $2 billion between 1989 and 1993. His portfolio management experience includes investments in mortgage-backed securities, investment grade corporate bonds, leveraged bank loans, emerging markets, derivatives, preferred stocks and common stocks. From 1985 to 1989, he managed approximately $1 billion in fixed income funds for American Express. Prior to American Express, he completed his financial training at Morgan Guaranty Trust Company. Mr. Dondero is a Beta Gamma Sigma graduate of the University of Virginia (1984) with degrees in Accounting and Finance. Mr. Dondero is a Certified Public Accountant, Chartered Financial Analyst and a Certified Management Accountant.

Chet Paipanandiker.  Mr. Paipanandiker has managed the Funds since their inception. Mr. Paipanandiker is a Portfolio Manager at Highland. Prior to joining Highland in 2002, Mr. Paipanandiker worked as an analyst at Enron analyzing and trading high-yield and distressed debt within the chemical sector. Mr. Paipanandiker originally joined Enron in 1999 and evaluated and modeled private investments for Enron’s Pulp and Paper group. He received a BBA in 1999 from the University of Texas at Austin where he graduated Magna Cum Laude, with concentrations in the Business Honors Program and Mechanical Engineering.

Distributor

Each Fund’s shares are offered for sale through PFPC Distributors, Inc. (the “Distributor”), 760 Moore Road, King of Prussia, Pennsylvania 19406. Shareholders and Financial Advisors (as defined under “How to Buy Shares”) should not send any transaction or account requests to this address.

HOW TO BUY SHARES

You can purchase shares of the Funds on any day that the New York Stock Exchange (“NYSE”) is open for business. You can purchase shares of the Funds from any financial advisor, broker-dealer or other financial intermediary that has entered into an agreement with the Distributor with respect to the sale of shares of the Funds (a “Financial Advisor”), or PFPC, Inc., the Funds’ transfer agent (the “Transfer Agent”). Your Financial Advisor can help you establish an appropriate investment portfolio, buy shares, and monitor your investments. The Funds have authorized Financial Advisors to receive purchase and redemption orders on their behalf. Financial Advisors are authorized to designate other intermediaries to receive purchase and redemption orders on the Funds’ behalf. The Funds will be deemed to have received a purchase or redemption order when a Financial Advisor or its authorized designee receives the order in “good form.” “Good form” means that you placed your order with your Financial Advisor or its authorized designee or your payment (made in accordance with any of the methods set forth in the table below) has been received and your application is complete, including all necessary signatures. Customer orders will be priced at a Fund’s net asset value (“NAV”) next computed after they are received by a Financial Advisor or its authorized designee. Investors may be charged a fee by their Financial Advisor, payable to the Financial Advisor and not a Fund, if they effect a transaction in Fund shares through either a Financial Advisor or its authorized designee.

The USA Patriot Act may require a Fund, a Financial Advisor or its authorized designee to obtain certain personal information from you which will be used to verify your identity. If you do not provide the information, it may not be possible to open your account. If a Fund, a Financial Advisor or authorized designee is unable to verify your customer information, such Fund reserves the right to close your account or to take such other steps as it deems reasonable.

Outlined below are various methods for buying shares of the Funds:

Method	Instructions

Through your Financial Advisor	Your Financial Advisor can help you establish your account and buy shares on your behalf. To receive the current trading day’s price, your Financial Advisor must receive your request prior to the close of regular trading on the NYSE, usually 4:00 p.m., Eastern Time. Your Financial Advisor may charge you fees for executing the purchase for you.
By check (new account)(1)	For new accounts, send to the appropriate Fund, c/o the Transfer Agent, at the address noted below, a completed application and check made payable to “Highland High Income Fund” or “Highland Income Fund,” as the case may be.(2)
By check (existing account)(1)	For existing accounts, fill out and return to the appropriate Fund, c/o the Transfer Agent, at the address noted below, the additional investment stub included in your account statement, or send a letter of instruction, including the appropriate Fund name and account number, with a check made payable to “Highland High Income Fund” or “Highland Income Fund,” as the case may be.(2)
By exchange	You or your Financial Advisor may acquire shares of a Fund for your account by exchanging shares you own in certain other funds advised by Highland for shares of the same class of a Fund at no additional cost. See “Exchange of Shares.” To exchange, send written instructions to the appropriate Fund, c/o the Transfer Agent, at the address noted below or call (877) 665-1287. (2)
By wire	You may purchase shares of a Fund by wiring money from your bank account to your Fund account. Send funds by wire to:
PNC Bank, N.A. Philadelphia, PA ABA #031-0000-53 FFFC #8615597735 Highland Funds FBO: High Income Fund or Income Fund /[your account number]
If your initial purchase of shares is by wire, you must first complete a new account application and promptly mail it to the appropriate Fund, c/o the Transfer Agent, at the address noted below. After completing a new account application, please call (877) 665-1287 to obtain your account number. Please include your account number on the wire. (2)

Method	Instructions

By electronic funds transfer via automated clearing house (“ACH”)(1)	You may purchase shares of a Fund by (1) electronically transferring money from your bank account to your Fund account by calling (877) 665-1287. An electronic funds transfer may take up to two banking days to settle and be considered in “good form.” You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.
Automatic investment plan	You may make monthly or quarterly investments automatically from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds transfer. For this feature, please call the appropriate Fund at (877) 665-1287 or visit the Funds’ website at http://www.highlandfunds.com.

(1)	Any purchase by check or automated clearing house (“ACH”) transaction that does not clear may be cancelled, and the investor will be responsible for any associated expenses and losses to the Fund. The redemption of shares purchased by check or ACH transaction is subject to certain limitations. See “Redemption of Shares.”

(2)	Regular Mail: Send to “Highland High Income Fund” or “Highland Income Fund,” c/o PFPC Inc., P.O. Box 9840, Providence, RI 02940 Overnight Mail: Send to “Highland High Income Fund” or “Highland Income Fund,” c/o PFPC Inc., 101 Sabin Street, Pawtucket, RI 02860

Investment Minimums

Initial Investment(1)	$5,000
Subsequent Investments(1)(2)	$1,000
Automatic Investment Plan(1)(2)	$200

(1)	For retirement plans, the investment minimum is $25 for each of the initial investment, subsequent investments and the automatic investment plan.

(2)	Your account must already be established and meet the initial investment minimum.

Each Fund reserves the right to change the investment minimums. Each Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interests of such Fund and its shareholders.

MULTIPLE SHARE CLASSES

Choosing a Share Class

Each Fund offers two classes of shares in this Prospectus—Class A and Class C Shares. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Purchases of $1 million or more can be made only in Class A Shares. Based on your personal situation, your Financial Advisor can help you decide which class of shares makes the most sense for you. Your Financial Advisor is entitled to receive compensation for purchases made through him or her and may receive differing compensation for selling Class A and Class C Shares. The Funds also offer exclusively to certain institutional and other eligible investors an additional class of shares, Class Z Shares, which are made available through a separate prospectus.

Sales Charges

You may be subject to an initial sales charge when you purchase shares or a CDSC when you redeem your shares. These sales charges are described below. In certain circumstances, the sales charges may be waived, as described below and in the SAI.

Class A Shares

Your purchases of Class A Shares are made at the public offering price for these shares, that is, the NAV per share for Class A Shares plus a front-end sales charge that is based on the amount of your initial investment when you open your account. The front-end sales charge you pay on an additional investment is based on the total amount of your additional purchase and the current value of your account. Shares you purchase with reinvested dividends or other distributions are not subject to a sales charge. The amount of the sales charge, if any, differs depending on the amount you invest as shown in the table below.

	Sales Charge
	As a	As a
	% of	% of
	the Public	Your Net
Amount Invested	Offering Price	Investment

Less than $100,000	3.50%	3.63%
$100,000 to $499,000	2.25%	2.30%
$500,000 to $999,999	1.25%	1.27%
$1,000,000 or more*	None	None

*	Class A Shares bought without an initial sales charge in accounts aggregating $1 million or more at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of purchase. Subsequent Class A Share purchases that bring your account value above $1 million are not subject to a front-end sales charge, but are subject to a CDSC if redeemed within 18 months of purchase. The 18-month period begins on the day the purchase was made. The CDSC does not apply to shares purchased for retirement plans through a fee-based program.

Reduced Sales Charges for Larger Investments in Class A Shares

Right of Accumulation.  You may pay a lower sales charge when purchasing Class A Shares of a Fund through a Right of Accumulation, which privilege works as follows: if the combined value (determined at the current public offering price) of your accounts in all classes and shares of a Fund and other Participating Funds (as defined below) maintained by you, your spouse or your minor children, together with the value (also determined at the current public offering price) of your current purchase, reaches a sales charge discount level (according to the above chart), your current purchase will receive the lower sales charge, provided that you have notified the Distributor and your Financial Advisor in writing of the identity of such other accounts and your relationship to the other account holders and submitted information (such as account statements) sufficient to substantiate your eligibility for a reduced sales charge. Such reduced sales charge will be applied upon confirmation of such shareholders’ holdings by the Transfer Agent. The Funds may terminate or amend this Right of Accumulation at any time without notice. As used herein, “Participating Funds” refers to the registered investment companies and portfolios thereof advised by the Adviser and distributed by the Distributor as determined from time to time by the Board of Trustees of the Funds.

Letter of Intent.  You may also pay a lower sales charge when purchasing Class A Shares of a Fund and other Participating Funds by signing a Letter of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $100,000 within 13 months. If your Letter of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested up to that date. Upon request, a Letter of Intent may reflect purchases within the previous 90 days. See “Programs for Reducing or Eliminating Sales Charges—Letter of Intent” in the SAI for additional information about this privilege.

Other Programs.  Certain other investors may purchase shares with reduced or no sales charges. See “Programs for Reducing or Eliminating Sales Charges” in the SAI for a description of these programs.

Class C Shares

Your purchases of Class C Shares are made at the NAV per share for Class C Shares. Although Class C Shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding Class C Shares for one year, you may sell them at any time without paying a CDSC.

Distribution and Service Fees

Each class of shares is authorized under a distribution plan (each a “Plan” and collectively the “Plans”) to use the assets attributable to such class to finance certain activities relating to the distribution of shares to investors. These activities include marketing and other activities to support the distribution of the Class A and Class C Shares and the services provided to you by your Financial Advisor. The Plans operate in a manner consistent with Rule 12b-1 under the 1940 Act, which regulates the manner in which an open-end investment company may directly or indirectly bear the expenses of distributing its shares.

Under the Plans, distribution and service fees paid by each Fund to the Distributor will be at an annual rate of 0.35% of average daily net assets attributable to Class A Shares and 1.00% of average daily net assets attributable to Class C Shares. The Distributor may pay all or a portion of these fees to Financial Advisors whose clients own shares of the Funds. Because the distribution and service fees are payable regardless of the Distributor’s expenses, the Distributor may realize a profit from the fees. The Plans authorize any other payments by the Funds to the Distributor and its affiliates to the extent that such payments might be construed to be indirect financing of the distribution of shares of the Funds. Because these fees are paid out of the Funds’ assets on an ongoing basis, these fees will increase the cost of your investment in a Fund. By purchasing a class of shares subject to higher distribution fees and service fees, you may pay more over time than on a class of shares with other types of sales charge arrangements. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers, Inc.

The Board of Trustees of the Funds believe that the Plans could be a significant factor in the growth and retention of assets in the Funds resulting in a more advantageous expense ratio and increased investment flexibility which could benefit each class of shareholders of each Fund. The Plans will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Funds and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on the Plans. The Plans may not be amended to increase the fees materially without approval by a vote of a majority of the outstanding voting securities of the relevant class of shares, and all material amendments of the Plans must be approved by the Trustees in the manner provided in the foregoing sentence. A Plan may be terminated with respect to a class at any time by a vote of a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the Plans will only be effective if the selection and nomination of the Independent Trustees is effected by such Independent Trustees.

In addition, Highland and/or the Distributor may, from time to time, at their own expense out of their own financial resources, make cash payments to broker-dealers as an incentive to sell shares of the Funds and/or to promote retention of their customers’ assets in the Funds. Such cash payments may be calculated on sales of shares of the Funds (“Sales-Based Payments”) or on the average daily net assets of the Funds attributable to that particular broker-dealer (“Asset-Based Payments”). Each of Highland and/or the Distributor may agree to make such cash payments to a broker-dealer in the form of either or both Sales-Based Payments and Asset-Based Payments. Highland and/or the Distributor may also make other cash payments to broker-dealers in addition to or in lieu of Sales-Based Payments and Asset-Based Payments, in the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives of those broker-dealers and their families to places within or outside the United States; meeting fees; entertainment; transaction processing and transmission charges; advertising or other promotional expenses; allocable portions, based on shares of the Funds sold, of salaries and bonuses of registered representatives of an affiliated broker-dealer that is a Financial Advisor; or other expenses as determined in Highland’s or the Distributor’s discretion, as applicable. In certain cases these other payments could be significant to the broker-dealers. Any payments described above will not change the price paid by investors for the purchase of the shares of the Funds, the amount that the Funds will receive as proceeds from such sales, or the amounts payable under the Plans. Each of Highland and/or the Distributor determines the cash payments described above in its discretion in response to requests from broker-dealers, based on factors it deems relevant. Broker-dealers may not use sales of the Funds’ shares to qualify for any incentives to the extent that such incentives may be prohibited by law. Amounts paid by Highland and/or the Distributor to any broker-dealer in connection with the distribution of any shares of the Funds will count towards the maximum imposed by the National Association of Securities Dealers, Inc. on underwriter compensation in connection with the public offering of securities.

Contingent Deferred Sales Charges (“CDSCs”)

As described above, certain investments in Class A and Class C Shares are subject to a CDSC. You will pay the CDSC only on shares you redeem within the prescribed amount of time after purchase. The CDSC is applied to the NAV at the time of purchase or redemption, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the day on which the purchase was made. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. When shares are redeemed, the Funds will automatically redeem those shares not subject to a CDSC and then those you have held the longest. This policy helps reduce and possibly eliminate the potential impact of the CDSC. In certain circumstances, CDSCs may be waived, as described in the SAI.

Availability of Information

Clear and prominent information regarding sales charges of the Funds and the applicability and availability of discounts from sales charges is available free of charge through the Funds’ website at http://www.highlandfunds.com, which provides links to the Prospectus and Statement of Additional Information containing the relevant information.

REDEMPTION OF SHARES

You can redeem shares of a Fund on any day that the NYSE is open for business. Each Fund, however, may temporarily stop redeeming its shares when trading on the NYSE is restricted, when an emergency exists and the Fund cannot sell its shares or accurately determine the value of its assets, or if the SEC orders the Fund to suspend redemptions.

Each Fund redeems its shares based on the net asset value next determined after the Transfer Agent or Financial Advisor receives your redemption request in proper form. See “Net Asset Value” for a description of the calculation of net asset value.

The Funds are intended for long-term investors and not for those who wish to trade frequently in shares of the Funds. The Funds believe that excessive short-term trading of shares of the Funds, such as by traders seeking short-term profits from market momentum, time zone arbitrage and other timing strategies, creates risks for the Funds and their long-term shareholders, including interference with efficient portfolio management, increased administrative and brokerage costs and potential dilution in the value of shares.

In order to discourage frequent short-term trading in shares of the Funds, the Board of Trustees of the Funds has adopted policies and procedures that impose a 2.00% redemption fee or exchange fee (each a “short-term trading fee”) on Class A Shares and Class C Shares that are redeemed or exchanged within 60 days of the date of purchase. This fee is calculated based on the shares’ aggregate net asset value on the date of redemption or exchange and is deducted from the redemption or exchange proceeds. This fee is not a sales charge, is retained by the applicable Fund, and does not benefit the Funds’ Adviser, Distributor or any other third party. For purposes of computing this fee, shares will be redeemed or exchanged in reverse order of purchase (the latest shares acquired will be redeemed or exchanged first).

A short-term trading fee will not apply to redemptions or exchanges of shares where (i) the shares redeemed or exchanged were purchased through automatic reinvestment of dividends or other distributions, (ii) the redemption or exchange is initiated by a Fund, (iii) the shares redeemed or exchanged were purchased through programs that collect the short-term trading fee at the program level and remit them to a Fund or (iv) the shares redeemed or exchanged were purchased through programs (including programs utilizing omnibus accounts) that the Adviser determines have appropriate anti-short-term trading polices in place or as to which the Adviser has received assurances that look-through short-term trading fee procedures or effective anti-short-term trading policies and procedures will be in place. Recordkeepers for certain retirement plans who cannot implement short-term trading fees because of systems’ limitations and who have provided verification to that effect may be permitted to delay, temporarily, the implementation of such fees. The Funds seeks to apply these policies uniformly. Any shareholder purchasing shares of a Fund through a Financial Advisor should check with the Financial Advisor or the Fund to determine whether the shares will be subject to a short-term trading fee.

Each Fund reserves the right to refuse any purchase or exchange request from any person or group who, in the Fund’s view, is likely to engage in excessive trading or if such purchase or exchange is not in the best interests of the Fund and to limit, delay or impose other conditions on purchases or exchanges. Each Fund has adopted a policy of seeking to minimize short-term trading in its shares and monitors purchase, exchange and redemption activities to assist in minimizing short-term trading.

You may redeem shares of a Fund through your Financial Advisor or its authorized designee or directly from the Fund through the Transfer Agent. If you hold your shares in an individual retirement account (“IRA”), you should consult a tax advisor concerning the current tax rules applicable to IRAs. Outlined below are various methods for redeeming shares:

Method	Instructions

By letter	You may mail a letter requesting redemption of shares to: “Highland High Income Fund” or “Highland Income Fund,” c/o PFPC Inc., P.O. Box 9840, Providence, RI 02940 Your letter should state the name of the Fund, the share class, the dollar amount or number of shares you are redeeming and your account number. You must sign the letter in exactly the same way the account is registered. If there is more than one owner of shares, all must sign. A Medallion signature guarantee is required for each signature on your redemption letter. You can obtain a medallion signature guarantee from financial institutions, such as commercial banks, brokers, dealers and savings associations. A notary public cannot provide a Medallion signature guarantee.

By telephone or the internet	Unless you have requested that telephone or internet redemptions from your account not be permitted, you may redeem your shares in an account (excluding an IRA) directly registered with the Transfer Agent by calling (877) 665-1287 or visiting the Funds’ website at http://www.highlandfunds.com. If the Transfer Agent acts on telephone or internet instructions after following reasonable procedures to protect against unauthorized transactions, neither the Transfer Agent nor the Fund will be responsible for any losses due to unauthorized telephone or internet transactions and instead you would be responsible. You may request that proceeds from telephone or internet redemptions be mailed to you by check (if your address has not changed in the prior 30 days), forwarded to you by bank wire or invested in another Participating Fund. Among the procedures the Transfer Agent may use are passwords or verification of personal information. The Funds may impose limitations from time to time on telephone or internet redemptions.

• Proceeds by check	The Funds will make checks payable to the name in which the account is registered and normally will mail the check to the address of record within seven days.

• Proceeds by bank wire	The Funds accept telephone or internet requests for wire redemption in amounts of at least $1,000. The Funds will send a wire to either a bank designated on your new account application or on a subsequent letter with a guaranteed signature. The proceeds are normally wired on the next business day. The Transfer Agent charges a fee (currently $9.00) for each wire.

Automatic Cash Withdrawal Plan

You may automatically redeem shares on a monthly basis if you have at least $10,000 in your account and if your account is directly registered with the Transfer Agent. Call (877) 665-1287 or visit www.highlandfunds.com for more information about this plan.

Involuntary Redemption

A Fund may redeem all shares in your account (other than an IRA) if their aggregate value falls below $5,000 as a result of redemptions (but not as a result of a decline in net asset value). You will be notified in writing if the Fund initiates such action and allowed 30 days to increase the value of your account to at least $5,000.

Redemption Proceeds

A redemption request received by a Fund will be effected at the next determined NAV after the Fund receives the request. If you request redemption proceeds by check, the Fund will normally mail the check to you within seven days after receipt of your redemption request. If, however, you purchased your shares by check or ACH transaction and unless you have documentation satisfactory to the Fund that your transaction has cleared, the Fund may hold proceeds for shares purchased by check or ACH until the purchase amount has been deemed collected, which is eight business days for checks and five business days for ACH transactions. While the Fund will delay the processing of the payment until the check clears, your shares will be valued at the next determined NAV after receipt by the Transfer Agent or your Financial Advisor of your redemption request.

The Funds may pay your redemption proceeds wholly or partially in portfolio securities. Payments would be made in portfolio securities, which may include illiquid securities, only in the rare instance that the Board of Trustees of a Fund believes that it would be in the Fund’s best interests not to pay redemption proceeds in cash. If a Fund pays your redemption proceeds in portfolio securities, you will be exposed to market risk until you convert these portfolio securities into cash, and you will likely pay commissions upon any such conversion. If you receive illiquid securities, you could find it more difficult to sell such securities and may not be able to sell such securities at prices that reflect the Adviser’s or your assessment of their fair value or the amount paid for them by the Funds. Illiquidity may result from the absence of an established market for such securities as well as legal, contractual or other restrictions on their resale and other factors.

EXCHANGE OF SHARES

Shareholders of a Fund may exchange their shares on any day that the NYSE is open for business for shares of the same share class of any Participating Fund at the next determined NAV, plus any applicable exchange fee (see “Redemption of Shares”). Shares of a Fund may be exchanged for shares of any Participating Fund only if shares of that Participating Fund are available for sale. If you do not currently have an account in the Participating Fund into which you wish to exchange your shares, you will need to exchange enough shares to satisfy the Participating Fund’s current minimum investment account requirements. Current minimum investment account requirements, as well as other important information, are available in each Participating Fund’s current prospectus, which shareholders should obtain and read prior to seeking an exchange. A prospectus for each of the Participating Funds may be obtained by calling (877) 665-1287 or by visiting http://www.highlandfunds.com.

If you exchange shares of a Fund for shares of Highland Floating Rate Fund or Highland Floating Rate Advantage Fund (the “Floating Rate Funds”), please note that the Floating Rate Funds have restrictions on redemptions and exchanges. Shareholders of the Floating Rate Funds may only liquidate their shares by tendering their shares or effecting an exchange on a quarterly repurchase date. Please obtain and read a prospectus for the Floating Rate Funds before exchanging into the Floating Rate Funds.

If the Fund shares you are exchanging are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange (the “acquired shares”), they may be subject to a CDSC, depending upon when you originally purchased the Fund shares that you are exchanging. For purposes of determining the applicability of a CDSC, the length of time you own your acquired shares will be computed from the date of your original purchase of the Fund shares (and includes the period during which the acquired shares were held), and the applicable CDSC will be the CDSC of the original Fund shares that you purchased. No CDSC is charged when you exchange your Fund shares into the RBB Money Market Fund (the “Money Market Fund”); however, notwithstanding any statement above to the contrary, the applicable CDSC will be imposed when shares are redeemed from the Money Market Fund and will be calculated without regard to the time such shares were held in the Money Market Fund. Your exchange privilege will be revoked if the exchange activity is considered excessive. In addition, the Funds may reject any exchange request for any reason, including if it does not think that it is in the best interests of the Funds and/or their shareholders to accept the exchange.

Unless you have a tax-deferred account, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. See “Taxation.” A Fund may terminate your exchange privilege if the Adviser determines that your exchange activity is likely to impact adversely its ability to manage the Fund or if the Fund otherwise determines that your exchange activity is contrary to its short-term trading policies and procedures. To exchange by telephone, please call (877) 665-1287. Please have your account and taxpayer identification number available when calling.

NET ASSET VALUE

The NAV per share of each Funds’ Class A Shares and Class C Shares is calculated as of the close of regular trading on the NYSE, normally 4:00 p.m., Eastern Time, on each day that the NYSE is open for business. The NYSE is open Monday through Friday, but currently is scheduled to be closed on New Year’s Day, Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and on the preceding Friday or subsequent Monday when a holiday falls on a Saturday or Sunday, respectively. The NAV per share of a Fund is computed by dividing the value of the Fund’s net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued but excluding capital stock and surplus) attributable to the class of shares by the total number of shares of the class outstanding at the time the determination is made. The price of a particular class of a Fund’s shares for the purpose of purchase and redemption orders will be based upon the calculation of NAV per share of the Fund next made after the purchase or redemption order is received in good form.

Each Fund’s portfolio securities are valued in accordance with the Fund’s valuation policies approved by the Board of Trustees of the Funds. Portfolio securities for which market quotations are readily available are valued at their current market value, except that debt securities that are not credit impaired and have remaining maturities of 60 days or less will be valued at amortized cost, which approximates market value. All other portfolio securities are valued at fair value as determined in good faith pursuant to the Funds’ valuation policies. Pursuant to the Funds’ pricing procedures, securities for which market quotations are not readily available, and therefore are subject to being fair valued, may include securities that are subject to legal or contractual restrictions on resale, securities for which no or limited trading activity has occurred for a period of time, or securities that are otherwise deemed to be illiquid (i.e., securities that cannot be disposed of within seven days at approximately the price at which the security is currently priced by the Fund). Market quotations are also deemed not to be readily available when an event has occurred after the close of the principal foreign market on which a security trades, but before the time for determination of a Fund’s NAV, that has affected, or is likely to affect, more than minimally the NAV per share of the Fund.

When a market quotation is not readily available, a portfolio security is valued at its fair value, as determined in good faith under procedures established by the Board of Trustees of the Funds. In determining fair value, the Funds’ pricing procedures establish a process and methodology to be employed in attempting to ascertain, in good faith, fair value. Fair value is defined as the amount for which assets could be sold in an orderly disposition over a reasonable period of time, taking into account the nature of the asset. Fair value pricing, however, involves judgments that are inherently subjective and inexact, since fair valuation procedures are used only when it is not possible to be sure what value should be attributed to a particular asset or when an event will affect the market price of an asset and to what extent. As a result, there can be no assurance that fair value pricing will reflect actual market value, and it is possible that the fair value determined for a security will be materially different from the value that actually could be or is realized upon the sale of that asset. The Board of Trustees of the Funds will review the Adviser’s fair value determinations periodically. The value of a Fund’s portfolio assets may change on days the Fund is closed and on which you are not able to purchase or sell your shares.

DIVIDENDS AND DISTRIBUTIONS

The Funds intend to pay monthly dividends and any capital gain distributions on an annual basis. You may have dividends or capital gain distributions that are declared by a Fund automatically reinvested at NAV in additional shares of the Fund. You will make an election to receive dividends and distributions in cash or in Fund shares at the time you purchase your shares. You may change this election by notifying the appropriate Fund in writing at any time prior to the record date for a particular dividend or distribution. Dividends and other taxable distributions are taxable to you even if they are reinvested in additional shares of a Fund. There are no sales or other charges in connection with the reinvestment of dividends and capital gain distributions. Shares purchased through dividend reinvestment will receive a price based on the NAV per share on the reinvestment date, which is typically the date dividends are paid to shareholders. There is no fixed dividend rate, and there can be no assurance that the Funds will pay any dividends or realize any capital gains.

TAXATION

The following discussion is a brief summary of certain U.S. federal income tax considerations affecting the Funds and their U.S. shareholders. The discussion reflects applicable tax laws of the United States as of the date of this prospectus, which tax laws may be changed or subject to new interpretations by the courts or the Internal Revenue Service (the “IRS”) retroactively or prospectively. No attempt is made to present a detailed explanation of all U.S. federal, state, local and foreign tax law concerns affecting the Funds and their shareholders (including shareholders owning large positions in a Fund), and the discussion set forth herein does not constitute tax advice. For more information, please see “Additional Income Tax Considerations” in the SAI. Because each shareholder’s tax situation is unique, ask your tax professional about the tax consequences to you of an investment in the Funds.

Each Fund intends to elect to be treated and qualify annually as a regulated investment company under Subchapter M of the Code. Accordingly, the Funds generally will not be subject to U.S. federal income tax on income and gains that the Funds distribute to their shareholders. As a regulated investment company, each Fund must, among other things, (i) derive in each taxable year at least 90% of its gross income from (a) dividends, interest (including tax-exempt interest), payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gain from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies and (b) net income derived from interests in certain publicly traded partnerships that are treated as partnerships for U.S. federal income tax purposes and that derive less than 90% of their gross income from the items described in (a) above (each a “Qualified Publicly Traded Partnership”); and (ii) diversify its holdings so that, at the end of each quarter of each taxable year (a) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer and (b) not more than 25% of the value of the Fund’s total assets is invested in the securities of (I) any one issuer (other than U.S. government securities and the securities of other regulated investment companies), (II) any two or more issuers that the Fund controls and that are determined to be engaged in the same business or similar or related trades or businesses or (III) any one or more Qualified Publicly Traded Partnerships.

As a regulated investment company, each Fund generally will not be subject to U.S. federal income tax on income and gains that it distributes each taxable year to shareholders, if it distributes at least 90% of the sum of (i) its investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses and other taxable income, other than any net capital gain (as defined below), reduced by deductible expenses) determined without regard to the deduction for dividends and distributions paid and (ii) its net tax-exempt interest income (the excess of its gross tax-exempt interest income over certain disallowed deductions). Each Fund intends to distribute at least annually substantially all of such income. Each Fund will be subject to income tax at regular corporate rates on any taxable income or gains that it does not distribute to its shareholders.

Although the Funds do not presently expect to do so, each Fund is authorized to borrow funds and to sell assets in order to satisfy distribution requirements. Moreover, each Fund’s ability to dispose of assets to meet its distribution requirements may be limited by (i) the illiquid nature of its portfolio and/or (ii) other requirements relating to its status as regulated investment company, including the diversification requirements. If either Fund disposes of assets in order to meet the distribution requirements or to avoid the federal excise tax, discussed below, such Fund may make such dispositions at times that, from an investment standpoint, are not advantageous.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% federal excise tax at the Fund level. To avoid the tax, each Fund must distribute during each calendar year an amount at least equal to the sum of (i) 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (ii) 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year (unless an election is made to use the Fund’s fiscal year), and (iii) certain undistributed amounts from previous years on which the Fund paid no U.S. federal income tax. While each Fund intends to distribute any income and capital gains in the manner necessary to minimize imposition of the 4% federal excise tax, there can be no assurance that sufficient amounts of the Fund’s taxable income and capital gains will be distributed to avoid entirely the imposition of the tax. In that event, each Fund will be liable for the tax only on the amount by which it does not meet the foregoing distribution requirement.

If for any taxable year either Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders.

Certain of the Funds’ investment practices are subject to special and complex U.S. federal income tax provisions that may, among other things: (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (ii) convert lower taxed long-term capital gains or “qualified dividend income” into higher taxed short-term capital gains or ordinary income, (iii) convert ordinary loss or a deduction into capital loss (the deductibility of which is more limited), (iv) cause the Funds to recognize income or gain without a corresponding receipt of cash, (v) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur and (vi) adversely alter the characterization of certain complex financial transactions. These U.S. federal income tax provisions could therefore affect the amount, timing and character of distributions to stockholders. In particular, the Funds may recognize original issue discount (i.e., ordinary income prior to a corresponding receipt of cash) if the Funds acquire zero coupon securities, deferred interest securities or certain other securities, and the market discount rules may convert capital gains into ordinary income. Each Fund intends to monitor its transactions and may make certain tax elections, and may be required to borrow money or dispose of securities, to mitigate the effect of these provisions and prevent its disqualification as a regulated investment company.

Dividend, interest and other income received by either Fund from investments outside the United States may be subject to withholding and other taxes imposed by foreign countries. Tax treaties between the United States and other countries may reduce or eliminate such taxes. The Funds do not expect that they will be eligible to elect to treat any foreign taxes they pay as paid by their shareholders, who therefore will not be entitled to credits for such taxes on their own tax returns. Foreign taxes paid by either Fund will reduce the return from such Fund’s investments.

Distributions paid to you by a Fund from its net realized long-term capital gains, if any, that the Fund designates as capital gains dividends (“capital gain dividends”) are taxable as long-term capital gains, regardless of how long you have held your shares. All other dividends paid to you by a Fund (including dividends from short-term capital gains) from its current or accumulated earnings and profits (“ordinary income dividends”) are generally subject to tax as ordinary income. It is not generally expected that Fund distributions will qualify for favorable tax treatment as “qualified dividend income” for individual investors or as income eligible for the dividends received deduction for corporate investors.

Dividends and other taxable distributions are taxable to you even if they are reinvested in additional shares of a Fund. Dividends and other distributions paid by a Fund are generally treated as received by you at the time the dividend or distribution is made. If, however, a Fund pays you a dividend in January that was declared in the previous October, November or December and you were the shareholder of record on a specified date in one of such months, then such dividend will be treated for tax purposes as being paid by the Fund and received by you on December 31 of the year in which the dividend was declared.

The price of shares purchased at any time may reflect the amount of a forthcoming distribution. If you purchase shares just prior to a distribution, you will receive a distribution that will be taxable to you even though it represents in part a return of your invested capital.

Generally, not later than 60 days after the close of its taxable year, your Fund will send you a written notice setting forth the amount and tax status of any distributions paid to you by the Fund. Ordinary income dividends and capital gain dividends may also be subject to state and local taxes.

If you sell or otherwise dispose of shares of your Fund (including exchanging them for shares of another fund), you will generally recognize a gain or loss in an amount equal to the difference between your tax basis in such shares of the Fund and the amount you receive upon disposition of such shares. If you hold your shares as capital assets, any such gain or loss will be long-term capital gain or loss if you have held such shares for more than one year at the time of sale.

If, for any calendar year, the total distributions exceed both current earnings and profits and accumulated earnings and profits, the excess will generally be treated as a tax-free return of capital up to the amount of a shareholder’s tax basis in the shares. The amount treated as a tax-free return of capital will reduce a shareholder’s tax basis in the shares, thereby increasing such shareholder’s potential gain or reducing his or her potential loss on the sale of the shares. Any amounts distributed to a shareholder in excess of his or her tax basis in the shares will be taxable to the shareholder as capital gain (assuming your shares are held as a capital asset).

Any loss upon the sale or exchange of shares of your Fund held for six months or less will be treated as long-term capital loss to the extent of any capital gain dividends received (including amounts credited as an undistributed capital gain dividend) by you. Any loss you realize on a sale or exchange of shares of your Fund will be disallowed if you acquire other shares of the same Fund (whether through the automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after your sale or exchange of the shares. In such case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Present law taxes both long-term and short-term capital gains of corporations at the rates applicable to ordinary income.

Your Fund may be required to withhold, for U.S. federal backup withholding tax purposes, a portion of the dividends, distributions and redemption proceeds payable to a shareholder who fails to provide the Fund (or its agent) with the shareholder’s correct taxpayer identification number (in the case of an individual, generally, such individual’s social security number) or to make the required certification, or who has been notified by the IRS that such shareholder is subject to backup withholding. Certain shareholders are exempt from backup withholding. Backup withholding is not an additional tax and any amount withheld may be refunded or credited against your U.S. federal income tax liability, if any, provided that you furnish the required information to the IRS.

The discussions set forth herein and in the SAI do not constitute tax advice, and investors are urged to consult their own tax advisors to determine the specific U.S. federal (including the application of the alternative minimum tax rules), state, local and foreign tax consequences to them of investing in the Funds.

MAILINGS TO SHAREHOLDERS

In order to reduce duplicative mail and fees and expenses of the Funds, we will send a single copy of the Funds’ Prospectus and shareholder reports to your household even if more than one family member in your household owns shares of the Funds. Additional copies of the Prospectus and shareholder reports may be obtained by calling (877) 665-1287. If you do not want us to consolidate your Fund mailings and would prefer to receive separate mailings at any time in the future, please call us at the telephone number above and we will furnish separate mailings, in accordance with instructions, within 30 days of your request.

Privacy Policy

We recognize and respect your privacy expectations, whether you are a visitor to our website, a potential shareholder, a current shareholder or even a former shareholder.

Collection of Information.  We may collect nonpublic personal information about you from the following sources:

•	Account applications and other forms, which may include your name, address and social security number, written and electronic correspondence and telephone contacts;

•	Website information, including any information captured through our use of “cookies”; and

•	Account history, including information about the transactions and balances in your accounts with us or our affiliates.

Disclosure of Information.  We may share the information we collect with our affiliates. We may also disclose this information as otherwise permitted by law. We do not sell your personal information to third parties for their independent use.

Confidentiality and Security of Information.  We restrict access to nonpublic personal information about you to our employees and agents who need to know such information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information, although you should be aware that data protection cannot be guaranteed.

This Prospectus sets forth concisely the information that a prospective investor should know before investing in Class A Shares and Class C Shares of Highland High Income Fund (the “High Income Fund”) and Highland Income Fund (the “Income Fund”) (each, a “Fund,” and collectively, the “Funds”). Please read and retain this Prospectus for future reference. A Statement of Additional Information (“SAI”) regarding the Funds, dated March 1, 2007, has been filed with the SEC. This Prospectus incorporates by reference the entire SAI (together with any supplement to it).

Additional information about each Fund’s investments will be available in the Funds’ annual and semi-annual reports to shareholders.

You may obtain free copies of the SAI and the Funds’ annual and semi-annual reports, request other information about the Funds and make other inquiries by calling the Funds at (877) 665-1287. The SAI and the Funds’ annual and semi-annual reports are also available by visiting the Funds’ website (http://www.highlandfunds.com) or by writing to the Funds, c/o PFPC Inc., P.O. Box 9840, Providence, RI 02940.

Information about the Funds (including the SAI and the Funds’ annual and semi-annual reports) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Information about the Funds is also available on the EDGAR Database on the SEC’s website at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

Investment Co. Act
File Number: 811-21866

You should rely only on the information contained in, or incorporated by reference into, this Prospectus. The Funds have not authorized any other person to provide you with different information. If anyone provides you with different or inconsistent information, you should not rely on it. The Funds are not making an offer to sell these securities in any jurisdiction where the offer or sale is not permitted.

Highland High Income Fund

Highland Income Fund

Investment portfolios of Highland Funds I
managed by

Highland Capital Management, L.P.

Prospectus

Class Z Shares

March 1, 2007

Two Galleria Tower
13455 Noel Road, Suite 800
Dallas, TX 75240
Telephone: (877) 665-1287

THE SECURITIES AND EXCHANGE COMMISSION (THE “SEC”) HAS NOT APPROVED OR DISAPPROVED OF THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

HIGHLAND HIGH INCOME FUND

INVESTMENT AND RISK SUMMARY

Investment Objective

The investment objective of Highland High Income Fund (the “High Income Fund” or “Fund”) is to provide high current income while seeking to preserve shareholders’ capital. The High Income Fund seeks to achieve its investment objective through investment in a professionally-managed portfolio of primarily high-yielding, high-risk debt securities. An investment in the High Income Fund is not appropriate for all investors, and the High Income Fund cannot guarantee investors that it will achieve its investment objective.

Principal Investment Strategies

Under normal market conditions, the High Income Fund invests at least 80% of its net assets in high-yield, high-risk debt securities (also commonly referred to as “junk” securities), which include high-yield bonds and loans. Such securities are rated below investment grade by a nationally recognized statistical rating organization (e.g., “Ba” or lower by Moody’s Investors Service, Inc. (“Moody’s”) or “BB” or lower by Standard & Poor’s (“S&P”)) or are unrated but deemed by Highland Capital Management, L.P. (the “Adviser” or “Highland”) to be of comparable quality. As part of its investment in high-yield debt securities, the High Income Fund may invest up to 20% of its total assets in secured and unsecured loans rated below investment grade by a nationally recognized statistical rating organization and unrated loans deemed by the Adviser to be of comparable quality.

High-yield debt securities are frequently issued by corporations in the growth stage of their development. These securities are regarded by the rating organizations, on balance, as predominantly speculative with respect to the capacity to pay interest and repay principal in accordance with the terms of the obligation. These securities are also generally subject to greater risk than securities with higher ratings during periods of deteriorating economic conditions.

Under normal market conditions, the High Income Fund may invest up to 20% of its total assets in the following: (i) debt securities rated investment grade by a nationally recognized statistical rating organization (e.g., “Baa” or higher by Moody’s or “BBB” or higher by S&P) and unrated debt securities deemed by the Adviser to be of comparable quality; (ii) equity securities, including common stocks, certain preferred stocks and depositary receipts, as well as convertible securities and warrants to purchase equity or other securities; and (iii) securities of non-U.S. issuers, including issuers in emerging market countries.

The foregoing percentage limitations and ratings criteria apply at the time of purchase of securities. The High Income Fund’s Board of Trustees may change any of the foregoing investment policies, including its investment objective, without shareholder approval, upon at least 60 days’ prior notice to shareholders of any change.

The High Income Fund may invest up to 15% of its total assets in securities that are illiquid. The High Income Fund may also invest up to 15% of its total assets in restricted securities, which are securities acquired in private placement transactions. A security that may be restricted as to resale under federal securities laws or otherwise will not be subject to this percentage limitation if the Adviser determines that the security is, at the time of acquisition, readily marketable.

The High Income Fund may borrow an amount up to 33 1/3% (or such other percentage permitted by law) of its total assets (including the amount borrowed) less all liabilities other than borrowings. The High Income Fund may borrow for investment purposes, to meet redemption requests and for temporary, extraordinary or emergency purposes. The use of borrowing for investment purposes (i.e., leverage) increases both investment opportunity and investment risk.

The High Income Fund is non-diversified as defined in the Investment Company Act of 1940 (the “1940 Act”), but it will adhere to the diversification requirements under the Internal Revenue Code of 1986 (the “Code”). The High Income Fund, however, is not intended to be a complete investment program. Because the High Income Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or particular issuers than a diversified fund could. A non-diversified fund’s investment in fewer issuers may result in the fund’s shares being more sensitive to the economic results of those issuers.

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HIGHLAND HIGH INCOME FUND

Principal Risks

Set forth below is a summary of the principal risks of investing in shares of the High Income Fund. You should carefully consider these risks before investing in the High Income Fund. See “Investment and Risk Information” for a more detailed discussion of the risks of this investment.

Risk is inherent in all investing. The principal risks of investing in shares of the High Income Fund are:

No Operating History.  The High Income Fund has no operating history. The High Income Fund is subject to the business risks and uncertainties associated with any new business, including the risk that it will not achieve its investment objective, that the value of your investment could decline substantially and that it will not grow to an economically-viable size and thus might be liquidated at a time that is not beneficial for all shareholders.

Investment and Market.  An investment in the High Income Fund is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the High Income Fund represents an indirect investment in the portfolio securities owned by the Fund, and the value of these securities will move up or down, sometimes rapidly and unpredictably. At any point in time an investment in the High Income Fund may be worth less than the original amount invested, even after taking into account the reinvestment of Fund dividends and distributions. The High Income Fund may use leverage, which would magnify the Fund’s investment, market and certain other risks. The High Income Fund’s overall risk level will depend on the market sectors in which the Fund is invested and the current interest rate, credit quality and liquidity of securities of issuers in such sectors.

Credit.  Credit risk refers to an issuer’s ability to make timely payments of interest and principal. The High Income Fund invests in below investment grade securities (“high-yield” or “junk” securities) and unrated securities of comparable quality, which involve greater risk than investment grade securities. High-yield securities generally involve greater credit risk. High-yield securities generally offer a higher return potential than investment grade securities, but also involve greater volatility of price and risk of loss of income and principal, including the possibility of default or bankruptcy of the issuers of the securities. As a result, investment in the High Income Fund involves the risk that if an issuer of a below investment grade or unrated security in which the Fund invests defaults, there may be a negative impact on the Fund’s principal, income and asset coverage, and the Fund’s investment objective may not be realized.

Interest Rates.  Generally, when interest rates rise, the value of fixed-rate debt securities, including high-yield securities, tends to decrease, and such declines tend to be greater among fixed-rate debt securities with longer maturities. The High Income Fund has no policy limiting the maturities of its investments. To the extent the High Income Fund invests in fixed-rate debt securities with longer maturities, the Fund is subject to greater interest rate risk than a fund investing solely in shorter-term fixed-rate debt securities. In addition, in a period of rising interest rates, the higher cost of any leverage employed by the High Income Fund and/or increasing defaults by issuers of high-yield securities would likely exacerbate any decline in the Fund’s net asset value (“NAV”). If an issuer of a debt security containing a redemption or call provision exercises either provision in a declining interest rate market, the High Income Fund would likely replace the security with a security having a lower interest rate, which could result in a decreased return for shareholders.

Liquidity.  At times, a major portion of an issue of high-yield securities may be held by relatively few institutional purchasers. Although the High Income Fund generally considers such securities to be liquid because of the availability of an institutional market for such securities, under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund may find it more difficult to sell such securities when the Adviser believes it advisable to do so or may be able to sell such securities only at prices lower than if the securities were more widely held.

Non-Diversification.  Due to the nature of the High Income Fund’s investment strategy and its non-diversified status, it is possible that a material amount of the Fund’s investments could be invested in the securities of only a few companies. Investing a significant portion of the High Income Fund’s portfolio in any one or a few issuers would subject the Fund to a greater degree of risk with respect to the failure of any such issuer.

2

HIGHLAND HIGH INCOME FUND

Senior Loans.  Senior loans are business loans that have a right to payment senior to most other debts of the borrower. The senior loans in which the High Income Fund may invest may not be rated by a rating organization, will not be registered with the SEC or any state securities commission and generally will not be listed or traded on any national securities exchange. Therefore, the amount of public information available about senior loans will be limited, and the performance of the High Income Fund’s investments in senior loans will be more dependent on the analytical abilities of the Adviser than would be the case for investments in more widely-rated, registered or exchange-listed or traded securities. In evaluating the creditworthiness of borrowers, the Adviser will consider, and may rely in part, on analyses performed by others. Moreover, certain senior loans will be subject to contractual restrictions on resale and, therefore, will be illiquid.

Second and Third Lien Loans.  Second and third lien loans are subject to the same risks associated with investment in senior loans and high-yield securities. However, second and third lien loans are second and third, respectively, in right of payment to senior loans and therefore are subject to additional risk that the cash flow of the borrower and any property securing the loan may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second and third lien loans are expected to have greater price volatility than senior loans and may be less liquid. There is also a possibility that originators will not be able to sell participations in second and third lien loans, which would create greater credit risk exposure.

Other Secured Loans.  Secured loans other than senior loans and second lien loans are subject to the same risks associated with investment in senior loans, second lien loans and below investment grade securities. However, such loans may rank lower in right of payment than any outstanding senior loans and second lien loans of the borrower and therefore are subject to additional risk that the cash flow of the borrower and any property securing the loan may be insufficient to meet scheduled payments after giving effect to the higher ranking secured obligations of the borrower. Lower ranking secured loans are expected to have greater price volatility than senior loans and second lien loans and may be less liquid. There is also a possibility that originators will not be able to sell participations in lower ranking secured loans, which would create greater credit risk exposure.

Unsecured Loans.  Unsecured loans are subject to the same risks associated with investment in senior loans, second lien loans, other secured loans and below investment grade securities. However, because unsecured loans have lower priority in right of payment to any higher ranking obligations of the borrower and are not backed by a security interest in any specific collateral, they are subject to additional risk that the cash flow of the borrower and available assets may be insufficient to meet scheduled payments after giving effect to any higher ranking obligations of the borrower. Unsecured loans are expected to have greater price volatility than senior loans, second lien loans and other secured loans and may be less liquid. There is also a possibility that originators will not be able to sell participations in unsecured loans, which would create greater credit risk exposure.

Credit Default Swaps.  Credit default swaps involve greater risks than investing in the reference obligation directly. In addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A buyer will lose its investment and recover nothing should no event of default occur. If an event of default were to occur, the value of the reference obligation received by the seller, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. When the High Income Fund acts as a seller of a credit default swap, it is exposed to many of the same risks of leverage described below since if an event of default occurs the seller must pay the buyer the full notional value of the reference obligation.

Distressed and Defaulted Securities.  Investments in the securities of financially distressed companies involve substantial risks. These securities may involve a substantial risk of default or may be in default. The High Income Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to a portfolio company, the High Income Fund may lose its entire investment or may be required to accept cash or securities with a value less than the original investment. Among the risks inherent in investments in a troubled entity is the fact that it

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frequently may be difficult to obtain information as to the true condition of such issuer. Judgments about the credit quality of the issuer and the relative value of its securities may prove to be wrong.

Investment in Restricted Securities.  Restricted securities (i.e., securities acquired in private placement transactions) may offer higher yields than comparable publicly-traded securities. The High Income Fund, however, may not be able to sell these securities when the Adviser considers it desirable to do so or, to the extent they are sold privately, may have to sell them at less than the price of otherwise comparable securities.

Non-U.S. Securities.  Because the High Income Fund may own securities of non-U.S. issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers. These risks can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation, and trading and foreign taxation issues. The High Income Fund may also invest in issuers in developing or emerging market countries, which are subject to greater risks than securities of issuers in developed countries.

Investment in Zero Coupon Securities and Step-Up Bonds.  Zero coupon securities and step-up bonds are debt securities that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest. Because such securities do not entitle the holder to any periodic payments of interest prior to maturity, this prevents any reinvestment of interest payments at prevailing interest rates if prevailing interest rates rise. The High Income Fund accrues income on these investments for U.S. federal income tax purposes, which, because no cash is received by the Fund at the time of accrual, may require the Fund to dispose of other portfolio securities to satisfy the its distribution requirements and prevent its disqualification as a regulated investment company. Special tax considerations are associated with investing in these securities. See “Taxation.”

Convertible Securities.  Convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar credit quality because of the potential for capital appreciation and are typically unrated or rated lower than such securities. In the event of a liquidation of the issuing company, holders of convertible securities would be paid before that company’s common shareholders. Consequently, an issuer’s convertible securities generally entail less risk than its common stock. Convertible securities, however, fall below debt obligations of the same issuer in order of preference or priority in the event of a liquidation.

Common Stock.  The High Income Fund may have exposure to common stocks, including through investments in convertible securities. Although common stocks historically have generated higher average returns than debt securities, common stocks also have experienced significantly more volatility in those returns. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock held by the High Income Fund. Also, prices of common stocks are sensitive to general movements in the stock market, and a drop in the stock market may depress the prices of common stocks held by the High Income Fund or to which it has exposure.

Hedging.  The High Income Fund’s use of derivatives and other transactions, such as options, financial futures and options on financial futures, may involve risks not associated with other types of investments that the Fund intends to purchase. It is possible that a portfolio that utilizes hedging strategies may not perform as well as a portfolio that does not make use of such strategies. The High Income Fund’s use of derivatives or other transactions to reduce risk involves costs and will be subject to an Adviser’s ability to predict correctly changes in the relationships of such hedge instruments to the Fund’s portfolio holdings or other factors. No assurance can be given that such Adviser’s judgment in this respect will be correct. In addition, no assurance can be given that the High Income Fund will enter into hedging or other transactions at times or under circumstances in which it may be advisable to do so. Although the Adviser does not anticipate that derivatives or other such transactions will represent a significant component of the High Income Fund’s investment strategy or will be used for speculative purposes, the Fund has a policy to limit to 20% the portion of the Fund’s total assets that may be subject to such transactions or invested in such instruments.

Leverage.  Although it has no current intention to do so, the High Income Fund may employ leverage through borrowings (“borrowings” are sometimes referred to in this Prospectus as “leverage”), which can adversely affect the yield on the Fund’s shares. Capital raised through leverage will be subject to interest and other costs, and to the extent the

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High Income Fund is unable to invest the proceeds from the use of leverage in assets that pay interest at a rate that exceeds the rate paid in connection with the leverage, the yield on the Fund’s shares will decrease because the net investment income available for distribution to shareholders will be reduced. There can be no assurance that the High Income Fund’s income from the proceeds of leverage would exceed these costs. The effect of a general market decline in the value of assets such as those in which the High Income Fund invests or of a default on one or more loans or other interest-bearing instruments held by the Fund would be magnified in the Fund because of the leverage and may exaggerate the effect on the Fund’s NAV. The Adviser, however, would seek to use leverage for the purpose of making additional investments only if it believed, at the time of using leverage, that the total return on the assets purchased with such monies would exceed interest payments and other costs of the leverage. In addition, the Adviser would utilize leverage mechanisms whose interest rates float (or reset frequently) to reduce the risk that the costs of the use of leverage would exceed the total return on investments purchased with the proceeds of leverage. Additionally, the investment advisory fee paid to the Adviser will be higher when the High Income Fund borrows money, giving the Adviser incentive to use leverage.

Market Disruption.  Certain events may have a disruptive effect on the securities markets, such as terrorist attacks, war and other geopolitical events. The High Income Fund cannot predict the effects of similar events on the U.S. economy in the future. High-yield securities tend to be more volatile than investment grade securities, so these events and any actions resulting from them may have a greater impact on the prices and volatility of high-yield securities than on investment grade securities.

Risk/Return Bar Chart and Table

The High Income Fund is expected to commence investment operations on or about the date of this Prospectus; therefore, the High Income Fund currently has no investment performance information to report.  After the High Income Fund has had operations for at least one calendar year, its Prospectus will include a bar chart and a table that will provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the most recent one year, five years and ten years (or the life of the Fund, if shorter), compare to those of its benchmark, the Credit Suisse High Yield Index, a market-weighted index that includes publicly traded bonds rated below BBB by S&P and Baa by Moody’s. As with all mutual funds, the High Income Fund’s past performance (before and after taxes) will not predict how the Fund will perform in the future. Both the chart and the table will assume the reinvestment of dividends and distributions.

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FEES AND EXPENSES OF THE HIGH INCOME FUND

The following table describes the fees and expenses that an investor will pay if an investor buys and holds Class Z Shares of the High Income Fund.

Class Z

Shareholder Transaction Expenses (fees paid directly from your investment)(1)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Maximum Contingent Deferred Sales Charge (“CDSC”) (as a percentage of the net asset value at the time of purchase or redemption, whichever is lower)	1.00%
Exchange Fee (as a percentage of amount exchanged)(2)	2.00%
Redemption Fee (as a percentage of amount redeemed)(2)	2.00%
Annual Fund Operating Expenses (expenses that are deducted from the High Income Fund’s average net assets)
Management Fees(3)(4)	0.85%
Distribution and Service (12b-1) Fees	None
Other Expenses(5)	0.30%
Total Annual Fund Operating Expenses(4)	1.15%

Expense Example.  This Example helps you compare the cost of investing in the High Income Fund to the cost of investing in other mutual funds. The Example assumes that (i) you invest $10,000 in the High Income Fund, (ii) your investment has a 5% return each year, (iii) operating expenses remain the same, and (iv) all income dividends and capital gains distributions are reinvested in additional shares. The Example should not be considered a representation of future expenses. Your actual costs may be higher or lower.

Class	1 Year	3 Years

Class Z:	$117	$360

(1)	Financial Advisors (defined below in “How to Buy Shares”) may independently charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.

(2)	This fee is a short-term trading fee charged on certain shares that are redeemed or exchanged within 60 days of their purchase date. See “Redemption of Shares.”

(3)	Management fees include both investment advisory fees and administration fees charged to the High Income Fund. Highland receives from the High Income Fund monthly advisory fees, computed and accrued daily, at the annual rate of 0.65% of the Fund’s average daily managed assets. Highland also receives from the High Income Fund monthly administration fees, computed and accrued daily, at the annual rate of 0.20% of the Fund’s average daily managed assets. “Average daily managed assets” shall mean the average daily value of the total assets of the High Income Fund, less all accrued liabilities of the Fund (other than the aggregate amount of any outstanding borrowings constituting financial leverage).

(4)	Highland voluntarily has agreed to waive all of its advisory fee and 0.15% of its administration fee, which waiver may be terminated at any time by Highland upon 7 days’ written notice to shareholders of the High Income Fund. Applying this voluntary fee waiver, the Total Annual Fund Operating Expenses for Class Z Shares is expected to be 0.35% of the High Income Fund’s average daily net assets for the period that the voluntary waiver is in place. Any waiver will lower the overall expense ratio and increase overall return to investors.

(5)	“Other Expenses” are based on estimated amounts for the current fiscal year.

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INVESTMENT AND RISK SUMMARY

Investment Objectives

The primary investment objective of Highland Income Fund (the “Income Fund” or “Fund”) is to provide a high level of current income, with capital appreciation as a secondary objective. The Income Fund seeks to achieve its investment objectives through investment in a professionally-managed portfolio of primarily debt securities which includes investment grade securities and may include below investment grade securities. An investment in the Income Fund is not appropriate for all investors, and the Income Fund cannot guarantee investors that it will achieve its investment objectives.

Principal Investment Strategies

Under normal market conditions, the Income Fund invests at least 40% of its total assets in debt securities rated investment grade by a nationally recognized statistical rating organization (e.g., “Baa” or higher by Moody’s Investors Service, Inc. (“Moody’s”) or “BBB” or higher by Standard & Poor’s (“S&P”)) and unrated debt securities deemed by Highland Capital Management, L.P. (the “Adviser” or “Highland”) to be of comparable quality, or other securities, such as U.S. government securities, obligations of or guaranteed by banks, commercial paper and cash equivalents. Securities in the lowest investment grade category possess speculative characteristics.

Under normal market conditions, the Income Fund may invest up to 60% of its total assets in high-yield, high risk debt securities (also commonly referred to as “junk” securities), which include high-yield bonds and loans. Such securities are rated below investment grade by a nationally recognized statistical rating organization (e.g., “Ba” or lower by Moody’s or “BB” or lower by S&P) or are unrated but deemed by the Adviser to be of comparable quality. As part of its investment in high-yield debt securities, the Income Fund may invest up to 20% of its total assets in secured and unsecured loans rated below investment grade by a nationally recognized statistical rating organization and unrated loans deemed by the Adviser to be of comparable quality.

High-yield debt securities are frequently issued by corporations in the growth stage of their development. These securities are regarded by the rating organizations, on balance, as predominantly speculative with respect to the capacity to pay interest and repay principal in accordance with the terms of the obligation. These securities are also generally subject to greater risk than securities with higher ratings during periods of deteriorating economic conditions.

Under normal market conditions, the Income Fund may invest up to 20% of its total assets in the following: (i) equity securities, including common stocks, certain preferred stocks and depositary receipts, as well as convertible securities and warrants to purchase equity or other securities, and (ii) securities of non-U.S. issuers, including issuers in emerging markets countries.

The foregoing percentage limitations and ratings criteria apply at the time of purchase of securities. The Income Fund’s Board of Trustees may change any of the foregoing investment policies, including its investment objectives, without shareholder approval, upon at least 60 days’ prior notice to shareholders of any change.

The Income Fund may invest up to 15% of its total assets in securities that are illiquid. The Income Fund may also invest up to 15% of its total assets in restricted securities, which are securities acquired in private placement transactions. A security that may be restricted as to resale under federal securities laws or otherwise will not be subject to this percentage limitation if the Adviser determines that the security is, at the time of acquisition, readily marketable.

The Income Fund may borrow an amount up to 33 1/3% (or such other percentage permitted by law) of its total assets (including the amount borrowed) less all liabilities other than borrowings. The Income Fund may borrow for investment purposes, to meet redemption requests and for temporary, extraordinary or emergency purposes. The use of borrowing for investment purposes (i.e., leverage) increases both investment opportunity and investment risk.

The Income Fund is non-diversified as defined in the Investment Company Act of 1940 (the “1940 Act”), but it will adhere to the diversification requirements under the Internal Revenue Code of 1986 (the “Code”). The Income Fund, however, is not intended to be a complete investment program. Because the Income Fund is non-diversified, it

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may invest a greater percentage of its assets in a particular issuer or particular issuers than a diversified fund could. A non-diversified fund’s investment in fewer issuers may result in the fund’s shares being more sensitive to the economic results of those issuers.

Principal Risks

Set forth below is a summary of the principal risks of investing in shares of the Income Fund. You should carefully consider these risks before investing in the Income Fund. See “Investment and Risk Information” for a more detailed discussion of the risks of this investment.

Risk is inherent in all investing. The principal risks of investing in shares of the Income Fund are:

No Operating History.  The Income Fund has no operating history. The Income Fund is subject to the business risks and uncertainties associated with any new business, including the risk that it will not achieve its investment objective, that the value of your investment could decline substantially and that it will not grow to an economically-viable size and thus might be liquidated at a time that is not beneficial for all shareholders.

Investment and Market.  An investment in the Income Fund is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Income Fund represents an indirect investment in the portfolio securities owned by the Fund, and the value of these securities will move up or down, sometimes rapidly and unpredictably. At any point in time an investment in Income Fund may be worth less than the original amount invested, even after taking into account the reinvestment of Fund dividends and distributions. The Income Fund may use leverage, which would magnify the Fund’s investment, market and certain other risks. The Income Fund invests in investment grade securities and may invest in below investment grade securities; to the extent that the Fund invests in below investment grade securities, it will be subject to greater risk than a fund investing only in investment grade securities but subject to less risk than a fund investing only in below investment grade securities. The Income Fund’s overall risk level will depend on the market sectors in which the Fund is invested and the current interest rate, credit quality and liquidity of securities of issuers in such sectors.

Credit.  Credit risk refers to an issuer’s ability to make timely payments of interest and principal. The Income Fund invests in investment grade securities and unrated securities of comparable quality, and the Fund may invest in below investment grade securities (“high-yield” or “junk” securities) and unrated securities of comparable quality. High-yield securities generally involve greater credit risk. High-yield securities generally offer a higher return potential than investment grade securities, but also involve greater volatility of price and risk of loss of income and principal, including the possibility of default or bankruptcy of the issuers of the securities. As a result, investment in the Income Fund involves the risk that if an issuer of a below investment grade or unrated security in which the Fund invests defaults, there may be a negative impact on the Fund’s principal, income and asset coverage, and the Fund’s investment objectives may not be realized.

Interest Rates.  Generally, when interest rates rise, the value of fixed-rate debt securities, including high-yield securities, tends to decrease, and such declines tend to be greater among fixed-rate debt securities with longer maturities. The Income Fund has no policy limiting the maturities of its investments. To the extent the Income Fund invests in fixed-rate debt securities with longer maturities, the Fund is subject to greater interest rate risk than a fund investing solely in shorter-term fixed-rate debt securities. In addition, in a period of rising interest rates, the higher cost of any leverage employed by the Income Fund and/or increasing defaults by issuers of high-yield securities would likely exacerbate any decline in the Fund’s net asset value (“NAV”). If an issuer of a debt security containing a redemption or call provision exercises either provision in a declining interest rate market, the Income Fund would likely replace the security with a security having a lower interest rate, which could result in a decreased return for shareholders.

Liquidity.  At times a major portion of an issue of high-yield securities may be held by relatively few institutional purchasers. Although the Income Fund generally considers such securities to be liquid because of the availability of an institutional market for such securities, under adverse market or economic conditions or in the event of adverse

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changes in the financial condition of the issuer, the Fund may find it more difficult to sell such securities when the Adviser believes it advisable to do so or may be able to sell such securities only at prices lower than if the securities were more widely held.

Non-Diversification.  Due to the nature of the Income Fund’s investment strategy and its non-diversified status, it is possible that a material amount of the Fund’s investments could be invested in the securities of only a few companies. Investing a significant portion of the Income Fund’s portfolio in any one or a few issuers would subject the Fund to a greater degree of risk with respect to the failure of any such issuer.

Senior Loans.  Senior loans are business loans that have a right to payment senior to most other debts of the borrower. The senior loans in which the Income Fund may invest may not be rated by a rating organization, will not be registered with the SEC or any state securities commission and generally will not be listed or traded on any national securities exchange. Therefore, the amount of public information available about senior loans will be limited, and the performance of the Income Fund’s investments in senior loans will be more dependent on the analytical abilities of the Adviser than would be the case for investments in more widely-rated, registered or exchange-listed or traded securities. In evaluating the creditworthiness of borrowers, the Adviser will consider, and may rely in part, on analyses performed by others. Moreover, certain senior loans will be subject to contractual restrictions on resale and, therefore, will be illiquid.

Second and Third Lien Loans.  Second and third lien loans are subject to the same risks associated with investment in senior loans and high-yield securities. However, second and third lien loans are second and third, respectively, in right of payment to senior loans and therefore are subject to additional risk that the cash flow of the borrower and any property securing the loan may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second and third lien loans are expected to have greater price volatility than senior loans and may be less liquid. There is also a possibility that originators will not be able to sell participations in second and third lien loans, which would create greater credit risk exposure.

Other Secured Loans.  Secured loans other than senior loans and second lien loans are subject to the same risks associated with investment in senior loans, second lien loans and below investment grade securities. However, such loans may rank lower in right of payment than any outstanding senior loans and second lien loans of the borrower and therefore are subject to additional risk that the cash flow of the borrower and any property securing the loan may be insufficient to meet scheduled payments after giving effect to the higher ranking secured obligations of the borrower. Lower ranking secured loans are expected to have greater price volatility than senior loans and second lien loans and may be less liquid. There is also a possibility that originators will not be able to sell participations in lower ranking secured loans, which would create greater credit risk exposure.

Unsecured Loans.  Unsecured loans are subject to the same risks associated with investment in senior loans, second lien loans, other secured loans and below investment grade securities. However, because unsecured loans have lower priority in right of payment to any higher ranking obligations of the borrower and are not backed by a security interest in any specific collateral, they are subject to additional risk that the cash flow of the borrower and available assets may be insufficient to meet scheduled payments after giving effect to any higher ranking obligations of the borrower. Unsecured loans are expected to have greater price volatility than senior loans, second lien loans and other secured loans and may be less liquid. There is also a possibility that originators will not be able to sell participations in unsecured loans, which would create greater credit risk exposure.

Credit Default Swaps.  Credit default swaps involve greater risks than investing in the reference obligation directly. In addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A buyer will lose its investment and recover nothing should no event of default occur. If an event of default were to occur, the value of the reference obligation received by the seller, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. When the Income Fund acts as a seller of a credit default swap, it is exposed to many of the same risks of leverage described below since if an event of default occurs the seller must pay the buyer the full notional value of the reference obligation.

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Distressed and Defaulted Securities.  Investments in the securities of financially distressed companies involve substantial risks. These securities may involve a substantial risk of default or may be in default. The Income Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to a portfolio company, the Income Fund may lose its entire investment or may be required to accept cash or securities with a value less than the original investment. Among the risks inherent in investments in a troubled entity is the fact that it frequently may be difficult to obtain information as to the true condition of such issuer. Judgments about the credit quality of the issuer and the relative value of its securities may prove to be wrong.

Investment in Restricted Securities.  Restricted securities (i.e., securities acquired in private placement transactions) may offer higher yields than comparable publicly-traded securities. The Income Fund, however, may not be able to sell these securities when the Adviser considers it desirable to do so or, to the extent they are sold privately, may have to sell them at less than the price of otherwise comparable securities.

Non-U.S. Securities.  Because the Income Fund may own securities of non-U.S. issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers. These risks can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation, and trading and foreign taxation issues. The Income Fund may also invest in issuers in developing or emerging market countries, which are subject to greater risks than securities of issuers in developed countries.

Investment in Zero Coupon Securities and Step-Up Bonds.  Zero coupon securities and step-up bonds are debt securities that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest. Because such securities do not entitle the holder to any periodic payments of interest prior to maturity, this prevents any reinvestment of interest payments at prevailing interest rates if prevailing interest rates rise. The Income Fund accrues income on these investments for U.S. federal income tax purposes, which, because no cash is received by the Fund at the time of accrual, may require the Fund to dispose of other portfolio securities to satisfy the its distribution requirements and prevent its disqualification as a regulated investment company. Special tax considerations are associated with investing in these securities. See “Taxation.”

Convertible Securities.  Convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar credit quality because of the potential for capital appreciation and are typically unrated or rated lower than such securities. In the event of a liquidation of the issuing company, holders of convertible securities would be paid before that company’s common shareholders. Consequently, an issuer’s convertible securities generally entail less risk than its common stock. Convertible securities, however, fall below debt obligations of the same issuer in order of preference or priority in the event of a liquidation.

Common Stock.  The Income Fund may have exposure to common stocks, including through investments in convertible securities. Although common stocks historically have generated higher average returns than debt securities, common stocks also have experienced significantly more volatility in those returns. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock held by the Income Fund. Also, prices of common stocks are sensitive to general movements in the stock market, and a drop in the stock market may depress the prices of common stocks held by the Income Fund or to which it has exposure.

Hedging.  The Income Fund’s use of derivatives and other transactions, such as options, financial futures and options on financial futures, may involve risks not associated with other types of investments that the Fund intends to purchase. It is possible that a portfolio that utilizes hedging strategies may not perform as well as a portfolio that does not make use of such strategies. The Income Fund’s use of derivatives or other transactions to reduce risk involves costs and will be subject to an Adviser’s ability to predict correctly changes in the relationships of such hedge instruments to the Fund’s portfolio holdings or other factors. No assurance can be given that such Adviser’s judgment in this respect will be correct. In addition, no assurance can be given that the Income Fund will enter into hedging or other transactions at times or under circumstances in which it may be advisable to do so. Although the Adviser does not anticipate that derivatives or other such transactions will represent a significant component of the Income Fund’s

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investment strategy or will be used for speculative purposes, the Fund has a policy to limit to 20% the portion of the Fund’s total assets that may be subject to such transactions or invested in such instruments.

Leverage.  Although it has no current intention to do so, the Income Fund may employ leverage through borrowings (“borrowings” are sometimes referred to in this Prospectus as “leverage”), which can adversely affect the yield on the Fund’s shares. Capital raised through leverage will be subject to interest and other costs, and to the extent the Income Fund is unable to invest the proceeds from the use of leverage in assets that pay interest at a rate that exceeds the rate paid in connection with the leverage, the yield on the Fund’s shares will decrease because the net investment income available for distribution to shareholders will be reduced. There can be no assurance that the Income Fund’s income from the proceeds of leverage would exceed these costs. The effect of a general market decline in the value of assets such as those in which the Income Fund invests or of a default on one or more loans or other interest-bearing instruments held by the Fund would be magnified in the Fund because of the leverage and may exaggerate the effect on the Fund’s NAV. The Adviser, however, would seek to use leverage for the purpose of making additional investments only if it believed, at the time of using leverage, that the total return on the assets purchased with such monies would exceed interest payments and other costs of the leverage. In addition, the Adviser would utilize leverage mechanisms whose interest rates float (or reset frequently) to reduce the risk that the costs of the use of leverage would exceed the total return on investments purchased with the proceeds of leverage. Additionally, the investment advisory fee paid to the Adviser will be higher when the Income Fund borrows money, giving the Adviser incentive to use leverage.

Market Disruption.  Certain events may have a disruptive effect on the securities markets, such as terrorist attacks, war and other geopolitical events. The Income Fund cannot predict the effects on the U.S. economy of similar events in the future. High-yield securities tend to be more volatile than investment grade securities, so these events and any actions resulting from them may have a greater impact on the prices and volatility of high-yield securities than on investment grade securities.

Risk/Return Bar Chart and Table

The Income Fund is expected to commence investment operations on or about the date of this Prospectus; therefore, the Income Fund currently has no investment performance information to report. After the Income Fund has had operations for at least one calendar year, its Prospectus will include a bar chart and a table that will provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the most recent one year, five years and ten years (or the life of the Fund, if shorter), compare to those of its benchmark, the Lehman Brothers Aggregate Bond Index, a market-weighted index that measures the performance of the U.S. investment grade bond market. As with all mutual funds, the Income Fund’s past performance (before and after taxes) will not predict how the Fund will perform in the future. Both the chart and the table will assume the reinvestment of dividends and distributions.

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FEES AND EXPENSES OF THE INCOME FUND

The following table describes the fees and expenses that an investor will pay if an investor buys and holds Class Z Shares of the Income Fund.

Class Z

Shareholder Transaction Expenses (fees paid directly from your investment)(1)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Maximum Contingent Deferred Sales Charge (“CDSC”) (as a percentage of the net asset value at the time of purchase or redemption, whichever is lower)	1.00%
Exchange Fee (as a percentage of amount exchanged)(2)	2.00%
Redemption Fee (as a percentage of amount redeemed)(2)	2.00%
Annual Fund Operating Expenses (expenses that are deducted from the Income Fund’s average net assets)
Management Fees(3)(4)	0.70%
Distribution and Service (12b-1) Fees	None
Other Expenses(5)	0.30%
Total Annual Fund Operating Expenses(4)	1.00%

Expense Example.  This Example helps you compare the cost of investing in the Income Fund to the cost of investing in other mutual funds. The Example assumes that (i) you invest $10,000 in the Income Fund, (ii) your investment has a 5% return each year, (iii) operating expenses remain the same, and (iv) all income dividends and capital gains distributions are reinvested in additional shares. The Example should not be considered a representation of future expenses. Your actual costs may be higher or lower.

Class	1 Year	3 Years

Class Z:	$102	$314

(1)	Financial Advisors (defined below in “How to Buy Shares”) may independently charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.

(2)	This fee is a short-term trading fee charged on certain shares that are redeemed or exchanged within 60 days of their purchase date. See “Redemption of Shares.”

(3)	Management fees include both investment advisory fees and administration fees charged to the Income Fund. Highland receives from the Income Fund monthly advisory fees, computed and accrued daily, at the annual rate of 0.50% of the Fund’s average daily managed assets. Highland also receives from the Income Fund monthly administration fees, computed and accrued daily, at the annual rate of 0.20% of the Fund’s average daily managed assets. “Average daily managed assets” shall mean the average daily value of the total assets of the Income Fund, less all accrued liabilities of the Fund (other than the aggregate amount of any outstanding borrowings constituting financial leverage).

(4)	Highland voluntarily has agreed to waive all of its advisory fee and 0.15% of its administration fee, which waiver may be terminated at any time by Highland upon 7 days’ written notice to shareholders of the Income Fund. Applying this voluntary fee waiver, the Total Annual Fund Operating Expenses for Class Z Shares is expected to be 0.35% of the Income Fund’s average daily net assets for the period that the voluntary waiver is in place. Any waiver will lower the overall expense ratio and increase overall return to investors.

(5)	“Other Expenses” are based on estimated amounts for the current fiscal year.

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INVESTMENT AND RISK INFORMATION

Investment Objectives

High Income Fund.  The High Income Fund’s investment objective is to provide high current income, while seeking to preserve shareholders’ capital. The High Income Fund seeks to achieve its investment objective through investment in a professionally-managed portfolio of primarily high-yield, high-risk debt securities. An investment in the High Income Fund is not appropriate for all investors, and the High Income Fund cannot guarantee investors that it will achieve its investment objective.

Income Fund.  The Income Fund’s primary investment objective is to provide a high level of current income, with capital appreciation as a secondary objective. The Income Fund seeks to achieve its investment objective through investment in a professionally-managed portfolio of primarily debt securities. An investment in the Income Fund is not appropriate for all investors, and the Income Fund cannot guarantee investors that it will achieve its investment objectives.

Principal Investment Strategies

High Income Fund.  Under normal market conditions, the High Income Fund invests at least 80% of its net assets in high-yield, high-risk debt securities (also commonly referred to as “junk” securities), which include high-yield bonds and loans. Such securities are rated below investment grade (Ba/BB or lower) by a nationally recognized statistical rating organization or are unrated but deemed by the Adviser to be of comparable quality. As part of its investment in high-yield debt securities, the High Income Fund may invest up to 20% of its total assets in secured and unsecured loans rated below investment grade by a nationally recognized statistical rating organization and unrated loans deemed by the Adviser to be of comparable quality.

Under normal market conditions, the High Income Fund may invest up to 20% of its total assets in the following: (i) debt securities rated investment grade (Baa/BBB or higher) by a nationally recognized statistical rating organization and unrated debt securities deemed by the Adviser to be of comparable quality; (ii) equity securities, including common stocks, certain preferred stocks and depositary receipts, as well as convertible securities and warrants to purchase equity or other securities; and (iii) securities of non-U.S. issuers, including issuers in emerging market countries.

The foregoing percentage limitations and ratings criteria apply at the time of purchase of securities.

Income Fund.  Under normal market conditions, the Income Fund invests at least 40% of its total assets in debt securities rated investment grade (Baa/BBB or higher) by a nationally recognized statistical rating organization and unrated debt securities deemed by the Adviser to be of comparable quality, or other securities, such as U.S. government securities, obligations of or guaranteed by banks, commercial paper and cash equivalents. Securities in the lowest investment grade category possess speculative characteristics.

Under normal market conditions, the Income Fund may invest up to 60% of its total assets in high-yield, high risk debt securities (also commonly referred to as “junk” securities), which include high-yield bonds and loans. Such securities are rated below investment grade (Ba/BB or lower) by a nationally recognized statistical rating organization or are unrated but deemed by the Adviser to be of comparable quality. As part of its investment in high-yield debt securities, the Income Fund may invest up to 20% of its total assets in secured and unsecured loans rated below investment grade by a nationally recognized statistical rating organization and unrated loans deemed by the Adviser to be of comparable quality.

Under normal market conditions, the Income Fund may invest up to 20% of its total assets in the following: (i) equity securities, including common stocks, certain preferred stocks and depositary receipts, as well as convertible securities and warrants to purchase equity or other securities, and (ii) securities of non-U.S. issuers, including issuers in emerging market countries.

The foregoing percentage limitations and ratings criteria apply at the time of purchase of securities.

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Portfolio Contents

High Yield Debt Securities.  The High Income Fund will, and the Income Fund may, invest in high-yield debt securities (also commonly referred to as “junk” securities), the generic name for debt securities rated between Ba/BB and C/D by Moody’s or S&P. High-yield debt securities are frequently issued by corporations in the growth stage of their development, but also may be issued by established companies. These bonds are regarded by the rating organizations, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. Such securities also are generally considered to be subject to greater risk than securities with higher ratings with regard to a deterioration of general economic conditions. Securities that are rated Ba by Moody’s or BB by S&P have speculative characteristics with respect to the capacity to pay interest and repay principal. Securities that are rated B by Moody’s or S&P reflect the rating organizations’ view that such securities generally lack characteristics of a desirable investment and assurance of interest and principal payments over any long period of time may be small. Securities that are rated Caa by Moody’s or CCC by S&P or below are of poor standing. Those issues may be in default (such as those rated D by S&P) or present elements of danger with respect to principal or interest. Although the Funds do not currently intend to purchase securities that are in payment default, the Funds are not limited in their holdings of such securities and from time to time may invest in such securities, or securities held by the Funds may become subject to payment default subsequent to purchase. See the Appendix in the Statement of Additional Information (“SAI”) for a description of the rating categories of the rating organizations. High-yield securities held by the Funds may include securities received as a result of a corporate reorganization or issued as part of a corporate takeover. Securities issued to finance corporate restructurings may have special credit risks because of the highly-leveraged conditions of the issuers, and such securities usually are subordinate to securities subsequently issued by the issuer. In addition, such issuers may lose experienced management as a result of the restructurings. Finally, the market price of such securities may be more volatile to the extent that expected benefits from restructuring do not materialize.

Investment Grade Securities.  The Income Fund will, and the High Income Fund may, invest in a wide variety of bonds that are rated or determined by the Adviser to be of investment grade quality of varying maturities issued by U.S. corporations and other business entities. Bonds are fixed or variable rate debt obligations, including bills, notes, debentures, money market instruments and similar instruments and securities. Bonds generally are used by corporations and other issuers to borrow money from investors for a variety of business purposes. The issuer pays the investor a fixed or variable rate of interest and normally must repay the amount borrowed on or before maturity. Although more creditworthy and generally less risky than below investment grade securities, investment grade securities are still subject to market and credit risk. Investment grade securities are generally considered medium and high-quality securities. Some, however, may possess speculative characteristics, and may be more sensitive to economic changes and to changes in the financial condition of issuers.

Senior Loans.  Senior loans generally are made to corporations, partnerships and other business entities that operate in various industries and geographical regions. Senior loans typically hold the most senior position in a borrower’s capital structure, are typically secured with specific collateral and have a claim on the general assets of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. Borrowers typically use proceeds from senior loans to finance leveraged buyouts, recapitalizations, mergers, acquisitions and stock repurchases and, to a lesser extent, to finance internal growth and for other corporate purposes. Senior loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates generally are LIBOR, the prime rate offered by one or more major U.S. banks (Prime Rate) or the certificate of deposit (CD) rate or other base lending rates used by commercial lenders. The Funds will invest primarily in senior loans that are below investment grade quality and are speculative investments that are subject to credit risk. The Funds will attempt to manage these risks through ongoing analysis and monitoring of borrowers.

Second and Third Lien Loans.  Second and third lien loans are loans made by public and private corporations and other nongovernmental entities and issuers for a variety of purposes. Second and third lien loans are second and third, respectively, in right of payment to one or more senior loans of the related borrower. Second and third lien loans typically are secured by a second or third priority security interest or lien to or on specified collateral securing the borrower’s obligation under the loan and typically have similar protections and rights as senior loans. Second lien loans are not (and by their terms cannot) become subordinate in right of payment to any obligation of the related borrower

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other than senior loans of such borrower, and third lien loans are not (and by their terms cannot) become subordinate in right of payment to any obligation of the related borrower other than senior loans and second lien loans. Second and third lien loans, like senior loans, typically have adjustable floating rate interest payments. Because second and third lien loans are second to senior loans, they present a greater degree of investment risk but often pay interest at higher rates reflecting this additional risk. Such investments generally are of below investment grade quality. Other than their subordinated status, second and third lien loans have many characteristics and risks similar to senior loans discussed above.

Other Secured Loans.  Secured loans other than senior loans and second lien loans are made by public and private corporations and other non-governmental entities and issuers for a variety of purposes. Such secured loans may rank lower in right of payment to one or more senior loans and second lien loans of the borrower. Such secured loans typically are secured by a lower priority security interest or lien to or on specified collateral securing the borrower’s obligation under the loan, and typically have more subordinated protections and rights than senior loans and second lien loans. Secured loans may become subordinated in right of payment to more senior obligations of the borrower issued in the future. Such secured loans may have fixed or adjustable floating rate interest payments. Because such secured loans may rank lower as to right of payment than senior loans and second lien loans of the borrower, they may present a greater degree of investment risk than senior loans and second lien loans but often pay interest at higher rates reflecting this additional risk. Such investments generally are of below investment grade quality. Other than their more subordinated status, such investments have many characteristics and risks similar to senior loans and second lien loans discussed above. Because such loans, however, may rank lower in right of payment to senior loans and second lien loans of the borrower, they may be subject to additional risk that the cash flow of the borrower and any property securing the loan may be insufficient to repay the scheduled payments after giving effect to more senior secured obligations of the borrower. Such secured loans are also expected to have greater price volatility than senior loans and second lien loans and may be less liquid. There is also a possibility that originators will not be able to sell participations in other secured loans, which would create greater credit risk exposure.

Unsecured Loans.  Unsecured loans are loans made by public and private corporations and other nongovernmental entities and issuers for a variety of purposes. Unsecured loans generally have lower priority in right of payment compared to holders of secured debt of the borrower. Unsecured loans are not secured by a security interest or lien to or on specified collateral securing the borrower’s obligation under the loan. Unsecured loans by their terms may be or may become subordinate in right of payment to other obligations of the borrower, including senior loans, second lien loans and other secured loans. Unsecured loans may have fixed or adjustable floating rate interest payments. Because unsecured loans are subordinate to the secured debt of the borrower, they present a greater degree of investment risk but often pay interest at higher rates reflecting this additional risk. Such investments generally are of below investment grade quality. Other than their subordinated and unsecured status, such investments have many characteristics and risks similar to senior loans, second lien loans and other secured loans discussed above.

Other Fixed Income Securities.  Securities acquired by the Funds may include preferred stock (including convertible preferred stock) and all types of debt obligations having varying terms with respect to security or credit support, subordination, purchase price, interest payments and maturity. Such obligations may include, for example, bonds, debentures, notes (including convertible debt securities), mortgage- or other asset-backed instruments, equipment lease certificates, equipment trust certificates, conditional sales contracts, commercial paper and obligations issued or guaranteed by the U.S. government or any of its political subdivisions, agencies or instrumentalities (including obligations, such as repurchase agreements, secured by such instruments). Most debt securities in which the Funds will invest will bear interest at fixed-rates, although each Fund reserves the right to invest in debt securities that have variable rates of interest. Each Fund also reserves the right to invest up to 10% of its total assets in debt securities that involve equity features, such as contingent interest or participations based on revenues, sales or profits (i.e., interest or other payments, often in addition to a fixed-rate of return, that are based on the borrower’s attainment of specified levels of revenues, sales or profits and thus enable the holder of the security to share in the potential success of the venture).

Credit Default Swaps.  To the extent consistent with Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), each Fund may enter into credit default swap agreements. The “buyer” in a credit default contract is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay

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the buyer the “par value” (full notional value) of the reference obligation in exchange for the reference obligation. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no event of default occurs, the Fund loses its investment and recovers nothing. However, if an event of default occurs, the buyer receives full notional value for a reference obligation that may have little or no value. As a seller, a Fund receives income throughout the term of the contract, which typically is between six months and three years, provided that there is no default event.

Zero Coupon Securities and Step-Up Bonds.  Each Fund may invest in zero coupon securities, including step-up bonds. Zero coupon securities pay no cash income but are purchased at a deep discount from their value at maturity, which discount varies depending on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. When held to maturity, their entire return, which consists of the amortized discount, comes from the difference between their purchase price and their maturity value. Step-up bonds are debt securities that typically do not pay interest for a specified period of time and then pay interest at a series of different rates. Special tax considerations are associated with investing in these securities. See “Taxation.”

Distressed and Defaulted Securities.  Each Fund is authorized to invest in the securities of financially distressed and bankrupt issuers, including debt obligations that are in covenant or payment default. Such investments generally trade significantly below par and are considered speculative. The repayment of defaulted obligations is subject to significant uncertainties. Defaulted obligations might be repaid only after lengthy workout or bankruptcy proceedings, during which the issuer might not make any interest or other payments. Typically such workout or bankruptcy proceedings result in only partial recovery of cash payments or an exchange of the defaulted obligation for other debt or equity securities of the issuer or its affiliates, which may in turn be illiquid or speculative. A Fund may not invest more than 20% of its total assets at the time of investment in defaulted securities.

Illiquid and Restricted Securities.  Each Fund may invest up to 15% of its total assets in illiquid securities. Each Fund may also invest up to 15% of its total assets in restricted securities, which are securities acquired in private placement transactions. Such securities generally may not be resold without registration under the Securities Act of 1933, as amended (the “Securities Act”), except in transactions exempt from the registration requirements of the Securities Act. A security that may be restricted as to resale under federal securities laws or otherwise will not be subject to this percentage limitation if the Adviser determines that the security is, at the time of acquisition, readily marketable. Illiquid and restricted securities may offer higher yields than comparable publicly-traded securities. However, a Fund may not be able to sell these securities when the Adviser considers it desirable to do so or, to the extent they are sold privately, may have to sell them at less than the price of otherwise comparable securities. Such securities may include, for example, those eligible for resale under Rule 144A under the Securities Act.

Temporary Defensive Investments.  If market conditions threaten to erode the value of a Fund’s assets, the Fund may adopt a temporary defensive investment strategy and invest without limitation in high-grade money market instruments, including commercial paper of domestic and non-U.S. corporations, certificates of deposit, bankers’ acceptances and other obligations of banks, repurchase agreements and short-term obligations issued or guaranteed by the U.S. government or its instrumentalities or agencies, and in investment grade debt securities. The yield on these securities will tend to be lower than the yield on other securities purchased by the Fund.

The achievement of each Fund’s investment objective(s) depends upon the Adviser’s analytical and portfolio management skills. In selecting securities for investment, the Adviser seeks to identify securities which entail reasonable credit risk considered in relation to each Fund’s investment policies. The Adviser uses an investment strategy of fundamental credit analysis and generally emphasizes issuers that it believes will remain financially sound and perform well in a range of market conditions. Portfolio securities are typically sold when the Adviser’s fundamental assessment of an issuer materially changes. There is no assurance that either Fund’s investment objective(s) will be attained in the future.

Portfolio Maturity and Turnover

A Fund’s holdings may include issues of various maturities. Ordinarily, the Funds will emphasize investments in medium and longer term instruments (i.e., those with maturities in excess of three years), but the weighted average maturity of portfolio holdings may be shortened or lengthened depending primarily on the Adviser’s outlook for interest rates. To the extent the weighted average maturity of a Fund’s portfolio securities is lengthened, the value of such holdings will be more susceptible to fluctuation in response to changes in interest rates, creditworthiness and general economic conditions. The weighted average of a Fund’s portfolio will fluctuate depending on market conditions and

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investment opportunities. Each Fund, however, does not expect that the weighted average maturity of its portfolio will, under normal conditions, exceed ten years.

The Adviser actively makes portfolio adjustments that reflect each Fund’s investment strategy and may trade securities regardless of how long they have been held when it believes doing so will further the Fund’s investment objectives.

A Fund’s portfolio turnover rate may exceed 100% per year. A 100% annual turnover rate would occur, for example, if all the securities in the Fund’s portfolio were replaced once within a period of one year. Each Fund reserves full freedom with respect to portfolio turnover. In periods when there are rapid changes in economic conditions or security price levels or when investment strategy is changed significantly, portfolio turnover may be significantly higher than during times of economic and market price stability, when investment strategy remains relatively constant. A high rate of portfolio turnover (i.e., 100% or more) will result in increased transaction costs for the Fund in the form of increased dealer spreads and brokerage commissions. High portfolio turnover also could produce higher taxable distributions and lower the Fund’s after-tax performance.

Other Investment Strategies

The Adviser may use the strategies described below, among others, to help each Fund achieve its investment objectives. Such strategies include borrowing, the lending of portfolio securities and the use of options, futures contracts and options thereon, reverse repurchase agreements and repurchase agreements (other than certain repurchase agreements with qualified depository institutions having maturities not longer than one day). The Funds are under no obligation to use any of these strategies at any given time or under any particular economic condition, and no assurance can be given that the use of any strategy will have its intended result or that the use of any practice is, or will be, available to a Fund. Certain of these instruments and their related risks are described more specifically under “Investment Policies and Strategies” and “Risk Factors” in the SAI.

Borrowings.  Each Fund may borrow an amount up to 33 1/3% (or such other percentage permitted by law) of its total assets (including the amount borrowed) less all liabilities other than borrowings. Each Fund may borrow money for investment purposes, to meet redemption requests and for temporary, extraordinary or emergency purposes. The use of borrowing for investment purposes (i.e., leverage) increases both investment opportunity and investment risk. Neither Fund has a current intention to borrow for investment purposes.

Securities Loans.  A Fund may seek additional income by making secured loans of its portfolio securities amounting to not more than one-third of the value of its total assets. The Funds will receive collateral consisting of cash, U.S. government securities or irrevocable letters of credit, which collateral will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. If the collateral consists of a letter of credit or securities, the borrower will pay the Fund a loan premium fee. If the collateral consists of cash, the Fund will reinvest the cash and pay the borrower a pre-negotiated fee or “rebate” from any return earned on the investment. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund also may call such loans in order to sell the securities involved.

When-Issued and Delayed-Delivery Securities.  A Fund may purchase securities on a when-issued or delayed-delivery basis (i.e., delivery and payment can take place a month or more after the date of the transaction). A Fund will invest in when-issued and delayed-delivery securities in order to lock in a favorable rate of return. The purchase price and the interest rate payable on the securities are fixed on the transaction date. The securities so purchased are subject to market fluctuation, and no interest accrues to the Fund until delivery and payment take place. A Fund will make commitments for such when-issued transactions only with the intention of actually acquiring the securities. The Fund will segregate permissible liquid assets having a value at least equal at all times to the Fund’s purchase commitments.

Repurchase Agreements.  A Fund may enter into repurchase agreements with respect to up to 33 1/3% of the value of its total assets. A repurchase agreement is a contract under which a Fund acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund’s cost plus interest). Repurchase agreements may be viewed as loans made by a Fund that are collateralized by the securities subject to repurchase. The Adviser will evaluate

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the creditworthiness of the repurchase agreement counterparties with whom the Funds do business and will monitor their creditworthiness during the period of any repurchase agreement.

Options.  A Fund may write (sell) call options that are traded on national securities exchanges with respect to securities in its portfolio. A Fund may only write “covered” call options, that is, options on securities it holds in its portfolio or has an immediate right to acquire through conversion or exchange of securities held in its portfolio. A Fund may write call options on its portfolio securities in an attempt to realize a greater current return than would be realized on the securities alone. A Fund also may write call options as a partial hedge against a possible market decline. In view of their investment objectives, the Funds generally would write call options only in circumstances in which the Adviser does not anticipate significant appreciation of the underlying security in the near future or has otherwise determined to dispose of the security. As the writer of a call option, a Fund receives a premium for undertaking the obligation to sell the underlying security at a fixed price during the option period if the option is exercised. A Fund may also enter into “closing purchase transactions” in order to terminate its obligation as a writer of a call option prior to the expiration of the option.

Futures Contracts and Related Options.  The Funds currently do not intend to trade in futures contracts or related options on futures contracts. Each Fund, however, has reserved the right, subject to the approval of the Board of Trustees, to purchase and sell financial futures contracts and options on such futures contracts for the purpose of hedging its portfolio securities (or portfolio securities that it expects to acquire) against anticipated changes in prevailing interest rates. This technique could be employed if the Adviser anticipates that interest rates may rise, in which event a Fund could sell a futures contract to protect against the potential decline in the value of its portfolio securities. Conversely, if declining interest rates were anticipated, a Fund could purchase a futures contract to protect against a potential increase in the price of securities the Fund intends to purchase.

Interest Only Mortgage-Backed Securities.  A Fund is permitted to buy certain debt securities, known as “interest only” mortgage-backed securities, in which the issuer is only obligated to pay a fixed-rate of interest based on a stated principal amount, but does not make any principal payments. Each month the stated principal amount is adjusted to reflect both scheduled payments and prepayments of principal on the underlying mortgages. For example, a Fund may buy certain debt securities issued by Fannie Mae, a U.S. government agency, which carry additional risks not associated with other Fannie Mae issues. The holder purchases the security at a price that is lower than the holder’s expectations of payments of interest from the issuer.

Inverse Floaters.  A Fund is also permitted to buy certain debt securities, known as inverse interest rate floaters (“Inverse Floaters”). These securities do not carry a fixed-rate of interest, but instead pay interest based on a formula that varies inversely with the then current market interest rate (the “formula interest rate”), as reflected by a referenced interest rate on a specific date near the interest payment date (the “interest calculation date”). For example, if the referenced interest rate decreases on an interest calculation date from the referenced interest rate on the prior interest calculation date, then the formula interest rate will increase on that interest calculation date versus the prior interest calculation date. If the referenced rate of interest on the current interest calculation date is different from the amount such rate was on the interest calculation date prior to purchase, then the interest payments received by the holder may be more or less than the holder expected to receive based on the referenced rate in effect on the date of purchase.

Principal Risks

Risk is inherent in all investing. The Funds are designed for long-term investors who can accept the risks entailed by the Funds’ investments. The following discussion summarizes the principal risks of an investment in each Fund, which you should carefully consider before deciding whether to invest in a Fund.

No Operating History.  The Funds have no operating history. The Funds are subject to the business risks and uncertainties associated with any new business, including the risk that they will not achieve their investment objectives, that the value of your investments could decline substantially and that they will not grow to an economically-viable size and thus might be liquidated at a time that is not beneficial for all shareholders.

Investment and Market.  An investment in a Fund is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in a Fund represents an indirect investment in the portfolio securities owned by the Fund, and the value of these securities will move up or down, sometimes rapidly and unpredictably. At any point in time an investment in a Fund may be worth less than the original investment, even after taking into account the reinvestment of dividends and distributions. The Funds may use leverage, which would magnify their

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investment, market and other risks. See “Principal Risks—Leverage” below. The High Income Fund generally invests a greater percentage of its assets in high-yield securities and therefore is generally subject to greater risks associated with such investments than the Income Fund. A Fund’s overall risk level will depend on the market sectors in which the Fund is invested and the current interest rate, credit quality and liquidity of securities of issuers in such sectors.

Credit.  Credit risk refers to an issuer’s ability to make timely payments of interest and principal. The High Income Fund invests primarily in, and the Income Fund may invest up to 60% of its total assets in, debt securities rated below investment grade (also referred to as “high-yield” or “junk” securities) and unrated debt securities of comparable quality, which involve greater risk than investment grade debt securities. High-yield securities generally offer a higher return potential than higher-rated debt securities, but also involve greater volatility of price and risk of loss of income and principal, including the possibility of default or bankruptcy of the issuers of the securities. As a result, investment in a Fund involves the risk that if an issuer of a high-yield security or an unrated security of comparable quality in which the Fund invests defaults, there may be a negative impact on the Fund’s income and asset coverage, and the Fund’s investment objective(s) may not be realized.

The values of high-yield securities tend to reflect individual corporate developments or adverse economic changes to a greater extent than higher-rated debt securities, which react primarily to fluctuations in the general level of interest rates. Periods of economic uncertainty and changes generally result in increased volatility in the market prices and yields of high-yield securities and thus in a Fund’s NAV. The rating organizations generally regard high-yield securities as predominantly speculative with respect to capacity to pay interest and repay principal and riskier than higher-rated debt securities. Changes by rating organizations in their ratings of any debt security and in the ability of an issuer to make payments of interest and principal may also affect the value of the a Fund’s investments. Changes in the value of portfolio securities will not necessarily affect cash income derived from such securities, but will affect a Fund’s NAV.

The Funds will rely on the Adviser’s judgment, analysis and experience in evaluating the creditworthiness of an issuer. In this evaluation, the Adviser will take into consideration, among other things, the issuer’s financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer’s management and regulatory matters.

The credit ratings issued by rating organizations may not fully reflect the true risks of an investment. For example, credit ratings typically evaluate the safety of principal and interest payments of high-yield securities and not their market value risk. Also, credit rating organizations may fail to change on a timely basis a credit rating to reflect changes in economic or company conditions that affect a security’s market value. Although it considers ratings of nationally recognized statistical rating organizations such as Moody’s and S&P, the Adviser primarily relies on its own credit analysis, which includes a study of existing debt, capital structure, ability to service debt and to pay dividends, the issuer’s sensitivity to economic conditions, its operating history and the current trend of earnings.

Interest Rates.  Generally, when interest rates rise, the value of fixed-rate debt securities, including high-yield securities, tends to decrease, and such declines tend to be greater among fixed-rate debt securities with longer maturities. The Funds have no policy limiting the maturities of their investments. To the extent the Funds invest in fixed-rate debt securities with longer maturities, the Funds are subject to greater interest rate risk than funds investing solely in shorter-term fixed-rate debt securities. In addition, in a period of rising interest rates, the higher cost of any leveraged employed by a Fund and/or increasing defaults by issuers of high-yield securities would likely exacerbate any decline in the Fund’s NAV. If an issuer of a debt security containing a redemption or call provision exercises either provision in a declining interest rate market, the Fund would likely replace the security with a security having a lower interest rate, which could result in a decreased return for shareholders.

Liquidity.  At times a major portion of an issue of lower-rated debt securities may be held by relatively few institutional purchasers. Although the Funds generally consider such securities to be liquid because of the availability of an institutional market for such securities, under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund may find it more difficult to sell such securities when the Adviser believes it advisable to do so or may be able to sell such securities only at prices lower than if the securities were more widely held. In such circumstances, a Fund also may find it more difficult to determine the fair value of such securities for purposes of computing the Fund’s NAV. Each Fund, in most instances, utilizes an independent pricing service to determine the value of its securities. However, quotations from a pricing service (or other quotations) may not be a reliable indicator of the price the Fund could realize upon sale due to many factors, including, but not limited to, the number of active purchasers and sellers, variable economic and market conditions and changes in the

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financial condition (or perceived financial condition) of the issuer at the time of sale. As a result, pricing of a Fund’s securities does not rely solely on a price determined by an independent pricing service; other relevant information is also monitored and other valuation methodologies may be used as appropriate.

Non-Diversification.  Due to the nature of each Fund’s investment strategy and their non-diversified status, it is possible that a material amount of a Fund’s investments could be invested in the securities of only a few companies. Investing a significant portion of a Fund’s portfolio in any one issuer would subject the Fund to a greater degree of risk with respect to the failure of any such issuer.

Senior Loans.  Senior loans in which a Fund may invest may not be rated by a rating organization, will not be registered with the SEC or any state securities commission and generally will not be listed or traded on any national securities exchange. Therefore, the amount of public information available about senior loans will be limited, and the performance of a Fund’s investments in senior loans will be more dependent on the analytical abilities of the Adviser than would be the case for investments in more widely-rated, registered or exchange-listed or traded securities. In evaluating the creditworthiness of borrowers, the Adviser will consider, and may rely in part, on analyses performed by others. Moreover, certain senior loans will be subject to contractual restrictions on resale and, therefore, will be illiquid.

Second and Third Lien Loans.  Second and third lien loans are subject to the same risks associated with investment in senior loans and high-yield securities. However, second and third lien loans are second and third, respectively, in right of payment to senior loans and therefore are subject to additional risk that the cash flow of the borrower and any property securing the loan may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second and third lien loans are expected to have greater price volatility than senior loans and may be less liquid. There is also a possibility that originators will not be able to sell participations in second and third lien loans, which would create greater credit risk exposure.

Other Secured Loans.  Secured loans other than senior loans and second lien loans are subject to the same risks associated with investment in senior loans, second lien loans and below investment grade securities. However, such loans may rank lower in right of payment than any outstanding senior loans and second lien loans of the borrower and therefore are subject to additional risk that the cash flow of the borrower and any property securing the loan may be insufficient to meet scheduled payments after giving effect to the higher ranking secured obligations of the borrower. Lower ranking secured loans are expected to have greater price volatility than senior loans and second lien loans and may be less liquid. There is also a possibility that originators will not be able to sell participations in lower ranking secured loans, which would create greater credit risk exposure.

Unsecured Loans.  Unsecured loans are subject to the same risks associated with investment in senior loans, second lien loans, other secured loans and below investment grade securities. However, because unsecured loans have lower priority in right of payment to any higher ranking obligations of the borrower and are not backed by a security interest in any specific collateral, they are subject to additional risk that the cash flow of the borrower and available assets may be insufficient to meet scheduled payments after giving effect to any higher ranking obligations of the borrower. Unsecured loans are expected to have greater price volatility than senior loans, second lien loans and other secured loans and may be less liquid. There is also a possibility that originators will not be able to sell participations in unsecured loans, which would create greater credit risk exposure.

Credit Default Swaps.  Credit default swaps involve greater risks than investing in the reference obligation directly. In addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A buyer will lose its investment and recover nothing should no event of default occur. If an event of default were to occur, the value of the reference obligation received by the seller, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. When a Fund acts as a seller of a credit default swap, it is exposed to many of the same risks of leverage described below since if an event of default occurs the seller must pay the buyer the full notional value of the reference obligation.

Distressed and Defaulted Securities.  Investments in the securities of financially distressed companies involve substantial risks. These securities may involve a substantial risk of default or may be in default. A Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings. High-yield, high-risk securities frequently are subordinated to the prior payment of senior indebtedness and are traded in markets that may be relatively less liquid than the market for higher-rated securities. In any reorganization or liquidation proceeding relating to a portfolio company, a Fund may lose its entire investment or may be required to accept cash or securities with a value less than the original investment. In addition, a

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liquidation or bankruptcy proceeding either may be unsuccessful (for example, because of the failure to obtain requisite approvals), may be delayed (for example, until various liabilities, actual or contingent, have been satisfied) or may result in a distribution of cash or a new security the value of which will be less than a Fund’s purchase price of the security in respect of which such distribution was made.

Among the risks inherent in investments in troubled entities is that it frequently may be difficult to obtain information as to the true condition of such issuer. Judgments about the credit quality of the issuer and the relative value of its securities may prove to be wrong. Such investments also may be adversely affected by laws relating to, among other things, fraudulent transfers and other voidable transfers or payments, lender liability and the bankruptcy courts’ power to disallow, reduce, subordinate or disenfranchise particular claims. The market prices of such securities also are subject to abrupt and erratic market movements and above-average price volatility, and the spread between the bid and asked prices of such securities may be greater than those prevailing in other securities markets. It may take a number of years for the market price of such securities to reflect their intrinsic value, and the Adviser’s estimates of intrinsic value may be based on its views of market conditions, including interest rates, that may prove to be incorrect.

Investment in Restricted Securities.  Restricted securities (i.e., securities acquired in private placement transactions) may offer higher yields than comparable publicly-traded securities. The Funds, however, may not be able to sell these securities when the Adviser considers it desirable to do so or, to the extent they are sold privately, may have to sell them at less than the price of otherwise comparable securities. Restricted securities are subject to limitations on resale which can have an adverse effect on the price obtainable for such securities. Also, if in order to permit resale, the securities are registered under the Securities Act at a Fund’s expense, the Fund’s expenses would be increased.

Non-U.S. Securities.  Investing in non-U.S. securities involves certain risks not involved in domestic investments, including, but not limited to: (i) fluctuations in foreign exchange rates; (ii) future foreign economic, financial, political and social developments; (iii) different legal systems; (iv) the possible imposition of exchange controls or other foreign governmental laws or restrictions; (v) lower trading volume; (vi) much greater price volatility and illiquidity of certain foreign securities markets; (vii) different trading and settlement practices; (viii) less governmental supervision; (ix) changes in currency exchange rates; (x) high and volatile rates of inflation; (xi) fluctuating interest rates; (xii) less publicly available information; and (xiii) different accounting, auditing and financial recordkeeping standards and requirements. Certain countries in which the Funds may invest, especially emerging market countries, historically have experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty and instability. The cost of servicing external debt will generally be adversely affected by rising international interest rates because many external debt obligations bear interest at rates which are adjusted based upon international interest rates. In addition, with respect to certain foreign countries, there is a risk of: (i) the possibility of expropriation or nationalization of assets; (ii) confiscatory taxation; (iii) difficulty in obtaining or enforcing a court judgment; (iv) economic, political or social instability; and (v) diplomatic developments that could affect investments in those countries. Because the Funds will invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may affect the value of securities in the Funds and the unrealized appreciation or depreciation of investments. Currencies of certain countries may be volatile and therefore may affect the value of securities denominated in such currencies, which means that a Fund’s net asset value or current income could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Certain investments in non-U.S. securities also may be subject to foreign withholding taxes. These risks often are heightened for investments in smaller, emerging capital markets. In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as: (i) growth of gross domestic product; (ii) rates of inflation; (iii) capital reinvestment; (iv) resources; (v) self-sufficiency; and (vi) balance of payments position. As a result of these potential risks, the Adviser may determine that, notwithstanding otherwise favorable investment criteria, it may not be practicable or appropriate to invest in a particular country. The Funds may invest in countries in which foreign investors, including the Adviser, have had no or limited prior experience.

Emerging Markets.  Investing in securities of issuers based in underdeveloped emerging market countries entails all of the risks of investing in securities of non-U.S. issuers to a heightened degree. These heightened risks include: (i) greater risks of expropriation, confiscatory taxation, nationalization, and less social, political and economic stability; (ii) the smaller size of the markets for such securities and a lower volume of trading, resulting in lack of liquidity and in price volatility; and (iii) certain national policies that may restrict a Fund’s investment opportunities, including

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restrictions on investing in issuers or industries deemed sensitive to relevant national interests. Emerging market countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe.

Common Stock.  The Funds may have exposure to common stocks, including by investment in convertible securities. Although common stocks historically have generated higher average returns than debt securities, common stocks also have experienced significantly more volatility in those returns. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock held by a Fund. Also, prices of common stocks are sensitive to general movements in the stock market, and a drop in the stock market may depress the prices of common stocks held by a Fund or to which it has exposure.

Small and Mid-Cap Securities.  The Funds may invest in companies with small or medium capitalizations. Securities issued by smaller and medium companies can be more volatile than, and perform differently from, larger company securities. There may be less trading in a smaller or medium company’s securities, which means that buy and sell transactions in those securities could have a larger impact on the security’s price than is the case with larger company securities. Smaller and medium companies may have fewer business lines; changes in any one line of business, therefore, may have a greater impact on a smaller or medium company’s security price than is the case for a larger company. In addition, smaller or medium company securities may not be well known to the investing public.

Investment in Zero Coupon Securities and Step-Up Bonds.  Zero coupon securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest. Because such securities do not entitle the holder to any periodic payments of interest prior to maturity, this prevents any reinvestment of interest payments at prevailing interest rates if prevailing interest rates rise. On the other hand, because there are no periodic interest payments to be reinvested prior to maturity, these securities eliminate the reinvestment risk and may lock in a favorable rate of return to maturity if interest rates drop. The Funds accrue income on these investments for U.S. federal income tax purposes, which, because no cash is received by the Funds at the time of accrual, may require the Funds to dispose of other portfolio securities to satisfy the their distribution requirements and prevent their disqualification as a regulated investment company. Special tax considerations are associated with investing in zero coupon securities and step-up bonds. See “Taxation.”

Convertible Securities.  Convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar credit quality because of the potential for capital appreciation and are typically unrated or rated lower than such securities. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. A convertible security’s market value, however, also tends to reflect the market price of the common stock of the issuing company, particularly when that stock price is greater than the convertible security’s “conversion price.” As the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security. In the event of a liquidation of the issuing company, holders of convertible securities would be paid before that company’s common shareholders. Consequently, an issuer’s convertible securities generally entail less risk than its common stock. Convertible securities, however, fall below debt obligations of the same issuer in order of preference or priority in the event of a liquidation.

Hedging.  A Fund’s use of derivatives and other transactions, such as options, financial futures and options on financial futures, may involve risks not associated with other types of investments that the Fund intends to purchase and it is possible that a portfolio that utilizes hedging strategies may not perform as well as a portfolio that does not make use of such strategies. A Fund’s use of derivatives or other transactions to reduce risk involves costs and will be subject to the Adviser’s ability to predict correctly changes in the relationships of such hedge instruments to the Fund’s portfolio holdings or other factors. No assurance can be given that the Adviser’s judgment in this respect will be correct. In addition, no assurance can be given that the Funds will enter into hedging or other transactions (including hedging exposure to non-U.S. currency exchange rate risk) at times or under circumstances in which it may be advisable to do so. Although the Adviser does not anticipate that derivatives or other such transactions will represent a significant component of each Fund’s investment strategy and will not be used for speculative purposes, each Fund has a policy to limit to 20% the portion of the Fund’s total assets that may be subject to such transactions or invested in such instruments.

A Fund’s positions in options and financial futures may be entered into and closed out only on a federally-licensed exchange that provides a market therefor, and there can be no assurance that a liquid market will exist for any

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particular option or futures contract. Because financial futures and related options markets generally impose limits on daily price movement, it is possible that the Adviser would not be able to close out hedge positions promptly. The inability to close out options and futures positions could have an adverse impact on a Fund’s ability to hedge its securities effectively and might, in some cases, require a Fund to deposit substantial amounts of additional cash to meet applicable margin requirements. A Fund’s ability to hedge effectively through transactions in financial futures or options depends on the degree to which price movements, which include, in part, changes in interest rates, in the Fund’s holdings correlate with price movements of the hedging instruments. Inasmuch as a Fund’s options and futures will not duplicate such underlying securities, the correlation will probably not be perfect. Consequently, the prices, which include, in part, changes in interest rates, of the securities being hedged may not move in the same amount as the hedging instrument. It is possible that there may be a negative correlation between the hedging instrument and the hedged securities, which would prevent the Fund from achieving the anticipated benefits of hedging transactions or may cause the Fund to realize losses and thus be in a worse position than if such strategies had not been used. Pursuant to regulations and/or published positions of the SEC, a Fund may be required to segregate permissible liquid assets to cover its obligations relating to its transactions in futures and options. To maintain this required cover, a Fund may have to sell portfolio securities at disadvantageous prices or times because it may not be possible to liquidate a position at a reasonable price. In addition, the segregation of such assets will have the effect of limiting a Fund’s ability otherwise to invest those assets.

Market Disruption.  Certain events may have a disruptive effect on the securities markets, such as terrorist attacks, war and other geopolitical events. The Funds cannot predict the effects on the U.S. economy of similar events in the future. High-yield securities tend to be more volatile than investment grade securities, so these events and any actions resulting from them may have a greater impact on the prices and volatility of high-yield securities than on investment grade securities.

Prepayments.  If interest rates fall, the principal on debt held by the Funds may be paid earlier than expected. If this happens, the proceeds from a prepaid security may be reinvested by a Fund in securities bearing lower interest rates, resulting in a possible decline in the Fund’s income and distributions to shareholders. The Funds may invest in pools of mortgages and other assets issued or guaranteed by private issuers or U.S. government agencies and instrumentalities. Mortgage-related securities are especially sensitive to prepayment risk because borrowers often refinance their mortgages when interest rates drop.

Reinvestment.  The Funds reinvest the cash flows received from a security. The additional income from such reinvestment, sometimes called interest-on-interest, is reliant on the prevailing interest rate levels at the time of reinvestment. There is a risk that the interest rate at which interim cash flows can be reinvested will fall. Reinvestment risk is greater for longer holding periods and for securities with large, early cash flows such as high-coupon bonds. Reinvestment risk also applies generally to the reinvestment of the proceeds the Funds receive upon the maturity or sale of a portfolio security.

Key Adviser Personnel.  A Fund’s ability to identify and invest in attractive opportunities is dependent upon Highland, its investment adviser. If one or more key individuals leaves Highland, Highland may not be able to hire qualified replacements or may require an extended time to do so. This situation could prevent a Fund from achieving its investment objectives.

Other Investment Risks

Leverage.  Each Fund may employ leverage through borrowings, which can adversely affect the yield on a Fund’s shares. Capital raised through leverage will be subject to interest and other costs, and to the extent a Fund is unable to invest the proceeds from the use of leverage in assets that pay interest at a rate that exceeds the rate paid in connection with the leverage, the yield on the Fund’s shares will decrease because the net investment income available for distribution to shareholders shares will be reduced. There can be no assurance that a Fund’s income from the proceeds of leverage would exceed these costs. The effect of a general market decline in the value of assets such as those in which the Funds invest or of a default on one or more loans or other interest-bearing instruments held by a Fund would be magnified in the Fund because of the leverage and may exaggerate the effect on the Fund’s NAV. The Adviser, however, would seek to use leverage for the purpose of making additional investments only if it believed, at the time of using leverage, that the total return on the assets purchased with such monies would exceed interest payments and other costs of the leverage. In addition, the Adviser would utilize leverage mechanisms whose interest rates float (or reset frequently) to reduce the risk that the costs of the use of leverage would exceed the total return on investments

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purchased with the proceeds of leverage. Additionally, the investment advisory fee paid to the Adviser will be higher when a Fund borrows money, giving the Adviser incentive to use leverage.

Securities Loans.  The risks in lending portfolio securities, as with other extensions of credit, consist of possible delays in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.

When-Issued and Delayed-Delivery Securities.  The Funds are dependent on the other party to complete successfully when-issued and delayed-delivery transactions. If such other party fails to complete its portion of the transaction, the Fund will have lost the opportunity to invest the amount segregated for such transaction.

Repurchase Agreements.  If the counterparty defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale, including accrued interest, are less than the resale price provided in the agreement, including interest. In addition, if the counterparty should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying collateral or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying collateral to the counterparty’s estate.

Options.  Although the writing of call options only on national securities exchanges increases the likelihood that a Fund will be able to make closing purchase transactions, there is no assurance that the Fund will be able to effect such transactions at any particular time or at any acceptable price. The writing of call options could result in increases in a Fund’s portfolio turnover rate, especially during periods when market prices of the underlying securities appreciate.

Futures Contracts and Related Options.  Futures contracts and related options may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States, may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by: (i) other complex foreign political, legal and economic factors; (ii) lesser availability than in the U.S. of data on which to make trading decisions; (iii) delays in a Fund’s ability to act upon economic events occurring in the foreign markets during non-business hours in the United States; (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and (v) lesser trading volume. Exchanges on which futures and related options are traded may impose limits on the positions that the Funds may take in certain circumstances.

Interest Only Mortgage-Backed Securities.  If payments of principal on the underlying mortgages are different than the holder’s expectation of principal paydowns, then the actual payments of interest by the issuer could be more or less than the holder’s expectation of interest payments. “Interest only” mortgage-backed securities present a heightened risk of total loss of investment.

Inverse Floaters.  As interest rates rise, Inverse Floaters produce less current income. A change in prevailing interest rates will often result in a greater change in the interest rate paid by an Inverse Floater. As a result, Inverse Floaters may have a greater degree of volatility than other types of interest-bearing securities of similar credit quality.

Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available (i) in the Funds’ SAI and (ii) on the Funds’ website at http://www.highlandfunds.com.

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MANAGEMENT OF THE FUNDS

Board of Trustees and Investment Adviser

The Board of Trustees of the High Income Fund and the Income Fund has overall management responsibility for the Funds. See “Management” in the SAI for the names of and other information about the Trustees and officers of each of the Funds.

Highland Capital Management, L.P., 13455 Noel Road, Suite 800, Dallas, Texas 75240, serves as the investment adviser to each Fund. Each of the Funds and Highland have entered into an investment advisory agreement (each an “Investment Advisory Agreement”) pursuant to which Highland provides the day-to-day management of each Fund’s portfolio of securities, which includes investment research and buying and selling securities for each Fund. Highland furnishes offices and provides necessary facilities, equipment and personnel for the management of each Fund’s portfolio. A discussion regarding the Board of Trustees’ approval of each Investment Advisory Agreement will be available in each Fund’s annual report for the fiscal year ending August 31, 2007.

Organized in March 1993, Highland is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. As of December 31, 2006, Highland had approximately $33.1 billion in assets under management. Highland is controlled by James Dondero and Mark Okada, by virtue of their respective share ownership, and its general partner, Strand Advisors, Inc., of which Mr. Dondero is the sole stockholder.

Management Fees.  Highland receives from each Fund monthly advisory fees, computed and accrued daily, at an annual rate of 0.65% of the High Income Fund’s average daily managed assets and 0.50% of the Income Fund’s average daily managed assets. Highland is also each Fund’s administrator and receives a monthly administration fee from each Fund, computed and accrued daily, at an annual rate of 0.20% of each Fund’s average daily managed assets. “Average daily managed assets” shall mean the average daily value of a Fund’s total assets, less all accrued liabilities (other than the aggregate amount of any outstanding borrowings constituting financial leverage). Highland voluntarily has agreed to waive all of its advisory fee and 0.15% of its administration fee for each Fund, which waivers may be terminated at any time by Highland upon seven days’ written notice to shareholders of the Funds.

Portfolio Managers

Each Fund’s portfolio is managed by James D. Dondero and Chet Paipanandiker. The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities issued by the Funds.

James D. Dondero.  Mr. Dondero has managed the Funds since their inception. Mr. Dondero is a founder and President of Highland. Formerly, Mr. Dondero served as Chief Investment Officer of Protective Life’s GIC subsidiary and helped grow the business from concept to over $2 billion between 1989 and 1993. His portfolio management experience includes investments in mortgage-backed securities, investment grade corporate bonds, leveraged bank loans, emerging markets, derivatives, preferred stocks and common stocks. From 1985 to 1989, he managed approximately $1 billion in fixed income funds for American Express. Prior to American Express, he completed his financial training at Morgan Guaranty Trust Company. Mr. Dondero is a Beta Gamma Sigma graduate of the University of Virginia (1984) with degrees in Accounting and Finance. Mr. Dondero is a Certified Public Accountant, Chartered Financial Analyst and a Certified Management Accountant.

Chet Paipanandiker.  Mr. Paipanandiker has managed the Funds since their inception. Mr. Paipanandiker is a Portfolio Manager at Highland. Prior to joining Highland in 2002, Mr. Paipanandiker worked as an analyst at Enron analyzing and trading high-yield and distressed debt within the chemical sector. Mr. Paipanandiker originally joined Enron in 1999 and evaluated and modeled private investments for Enron’s Pulp and Paper group. He received a BBA in 1999 from the University of Texas at Austin where he graduated Magna Cum Laude, with concentrations in the Business Honors Program and Mechanical Engineering.

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Distributor

Each Fund’s shares are offered for sale through PFPC Distributors, Inc. (the “Distributor”), 760 Moore Road, King of Prussia, Pennsylvania 19406. Shareholders and Financial Advisors (as defined under “How to Buy Shares”) should not send any transaction or account requests to this address.

HOW TO BUY SHARES

You can purchase shares of the Funds on any day that the New York Stock Exchange (“NYSE”) is open for business. You can purchase shares of the Funds from any financial advisor, broker-dealer or other financial intermediary that has entered into an agreement with the Distributor with respect to the sale of shares of the Funds (a “Financial Advisor”), or PFPC, Inc., the Funds’ transfer agent (the “Transfer Agent”). Your Financial Advisor can help you establish an appropriate investment portfolio, buy shares, and monitor your investments. The Funds have authorized Financial Advisors to receive purchase and redemption orders on their behalf. Financial Advisors are authorized to designate other intermediaries to receive purchase and redemption orders on the Funds’ behalf. The Funds will be deemed to have received a purchase or redemption order when a Financial Advisor or its authorized designee receives the order in “good form.” “Good form” means that you placed your order with your Financial Advisor or its authorized designee or your payment (made in accordance with any of the methods set forth in the table below) has been received and your application is complete, including all necessary signatures. Customer orders will be priced at a Fund’s net asset value (“NAV”) next computed after they are received by a Financial Advisor or its authorized designee. Investors may be charged a fee by their Financial Advisor, payable to the Financial Advisor and not a Fund, if they effect a transaction in Fund shares through either a Financial Advisor or its authorized designee.

The USA Patriot Act may require a Fund, a Financial Advisor or its authorized designee to obtain certain personal information from you which will be used to verify your identity. If you do not provide the information, it may not be possible to open your account. If a Fund, a Financial Advisor or authorized designee is unable to verify your customer information, such Fund reserves the right to close your account or to take such other steps as it deems reasonable.

Outlined below are various methods for buying shares of the Funds:

Method	Instructions

Through your Financial Advisor	Your Financial Advisor can help you establish your account and buy shares on your behalf. To receive the current trading day’s price, your Financial Advisor must receive your request prior to the close of regular trading on the NYSE, usually 4:00 p.m., Eastern Time. Your Financial Advisor may charge you fees for executing the purchase for you.
By check (new account)(1)	For new accounts, send to the appropriate Fund, c/o the Transfer Agent, at the address noted below, a completed application and check made payable to “Highland High Income Fund” or “Highland Income Fund,” as the case may be.(2)
By check (existing account)(1)	For existing accounts, fill out and return to the appropriate Fund, c/o the Transfer Agent, at the address noted below, the additional investment stub included in your account statement, or send a letter of instruction, including the appropriate Fund name and account number, with a check made payable to “Highland High Income Fund” or “Highland Income Fund,” as the case may be.(2)
By exchange	You or your Financial Advisor may acquire shares of a Fund for your account by exchanging shares you own in certain other funds advised by Highland for shares of the same class of a Fund at no additional cost. See “Exchange of Shares.” To exchange, send written instructions to the appropriate Fund, c/o the Transfer Agent, at the address noted below or call (877) 665-1287. (2)

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Method	Instructions

By wire	You may purchase shares of a Fund by wiring money from your bank account to your Fund account. Send funds by wire to:
PNC Bank, N.A. Philadelphia, PA ABA #031-0000-53 FFFC #8615597735 Highland Funds FBO: High Income Fund or Income Fund /[your account number]
If your initial purchase of shares is by wire, you must first complete a new account application and promptly mail it to the appropriate Fund, c/o the Transfer Agent, at the address noted below. After completing a new account application, please call (877) 665-1287 to obtain your account number. Please include your account number on the wire. (2)
By electronic funds transfer via automated clearing house (“ACH”)(1)	You may purchase shares of a Fund by (1) electronically transferring money from your bank account to your Fund account by calling (877) 665-1287. An electronic funds transfer may take up to two banking days to settle and be considered in “good form.” You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.
Automatic investment plan	You may make monthly or quarterly investments automatically from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds transfer. For this feature, please call the appropriate Fund at (877) 665-1287 or visit the Funds’ website at http://www.highlandfunds.com.

(1)	Any purchase by check or automated clearing house (“ACH”) transaction that does not clear may be cancelled, and the investor will be responsible for any associated expenses and losses to the Fund. The redemption of shares purchased by check or ACH transaction is subject to certain limitations. See “Redemption of Shares.”

(2)	Regular Mail: Send to “Highland High Income Fund” or “Highland Income Fund,” c/o PFPC Inc., P.O. Box 9840, Providence, RI 02940 Overnight Mail: Send to “Highland High Income Fund” or “Highland Income Fund,” c/o PFPC Inc., 101 Sabin Street, Pawtucket, RI 02860

Investment Minimums

Initial Investment(1)	$5,000
Subsequent Investments(1)(2)	$1,000
Automatic Investment Plan(1)(2)	$200

(1)	For retirement plans, the investment minimum is $25 for each of the initial investment, subsequent investments and the automatic investment plan.

(2)	Your account must already be established and meet the initial investment minimum.

Each Fund reserves the right to change the investment minimums. Each Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interests of such Fund and its shareholders.

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DESCRIPTION OF CLASS Z SHARES

Multiple Class Funds

Each Fund offers one class of shares in this Prospectus — Class Z Shares, which are available to eligible investors at NAV without a sales charge or contingent deferred sales charge. Each Fund also offers two classes of shares to retail investors in a separate prospectus — Class A Shares and Class C Shares.

Eligible Investors

The Funds offer Class Z Shares exclusively to certain institutional and other eligible investors. Eligible investors are as follows:

•	Clients of broker-dealers or registered investment advisers that both recommend the purchase of Fund shares and charge clients an asset-based fee;

•	A retirement plan (or the custodian for such plan) with aggregate plan assets of at least $5 million at the time of purchase and that purchases shares directly from the Fund or through a third party broker-dealer;

•	Any insurance company, trust company or bank purchasing shares for its own account;

•	Any endowment, investment company or foundation; and

•	Any trustee of the Fund, any employee of Highland and any family member of any such trustee or employee

Each Fund reserves the right to change the criteria for eligible investors. Each Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interests of the Fund and its shareholders.

REDEMPTION OF SHARES

You can redeem shares of a Fund on any day that the NYSE is open for business. Each Fund, however, may temporarily stop redeeming its shares when trading on the NYSE is restricted, when an emergency exists and the Fund cannot sell its shares or accurately determine the value of its assets, or if the SEC orders the Fund to suspend redemptions.

Each Fund redeems its shares based on the net asset value next determined after the Transfer Agent or Financial Advisor receives your redemption request in proper form. See “Net Asset Value” for a description of the calculation of net asset value.

The Funds are intended for long-term investors and not for those who wish to trade frequently in shares of the Funds. The Funds believe that excessive short-term trading of shares of the Funds, such as by traders seeking short-term profits from market momentum, time zone arbitrage and other timing strategies, creates risks for the Funds and their long-term shareholders, including interference with efficient portfolio management, increased administrative and brokerage costs and potential dilution in the value of shares.

In order to discourage frequent short-term trading in shares of the Funds, the Board of Trustees of the Funds has adopted policies and procedures that impose a 2.00% redemption fee or exchange fee (each a “short-term trading fee”) on Class Z Shares that are redeemed or exchanged within 60 days of the date of purchase. This fee is calculated based on the shares’ aggregate net asset value on the date of redemption or exchange and is deducted from the redemption or exchange proceeds. This fee is not a sales charge, is retained by the applicable Fund, and does not benefit the Funds’ Adviser, Distributor or any other third party. For purposes of computing this fee, shares will be redeemed or exchanged in reverse order of purchase (the latest shares acquired will be redeemed or exchanged first).

A short-term trading fee will not apply to redemptions or exchanges of shares where (i) the shares redeemed or exchanged were purchased through automatic reinvestment of dividends or other distributions, (ii) the redemption or exchange is initiated by a Fund, (iii) the shares redeemed or exchanged were purchased through programs that collect the short-term trading fee at the program level and remit them to a Fund or (iv) the shares redeemed or exchanged were purchased through programs (including programs utilizing omnibus accounts) that the Adviser determines have

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appropriate anti-short-term trading polices in place or as to which the Adviser has received assurances that look-through short-term trading fee procedures or effective anti-short-term trading policies and procedures will be in place. Recordkeepers for certain retirement plans who cannot implement short-term trading fees because of systems’ limitations and who have provided verification to that effect may be permitted to delay, temporarily, the implementation of such fees. The Funds seeks to apply these policies uniformly. Any shareholder purchasing shares of a Fund through a Financial Advisor should check with the Financial Advisor or the Fund to determine whether the shares will be subject to a short-term trading fee.

Each Fund reserves the right to refuse any purchase or exchange request from any person or group who, in the Fund’s view, is likely to engage in excessive trading or if such purchase or exchange is not in the best interests of the Fund and to limit, delay or impose other conditions on purchases or exchanges. Each Fund has adopted a policy of seeking to minimize short-term trading in its shares and monitors purchase, exchange and redemption activities to assist in minimizing short-term trading.

You may redeem shares of a Fund through your Financial Advisor or its authorized designee or directly from the Fund through the Transfer Agent. If you hold your shares in an individual retirement account (“IRA”), you should consult a tax advisor concerning the current tax rules applicable to IRAs. Outlined below are various methods for redeeming shares:

Method	Instructions

By letter	You may mail a letter requesting redemption of shares to: “Highland High Income Fund” or “Highland Income Fund,” c/o PFPC Inc., P.O. Box 9840, Providence, RI 02940 Your letter should state the name of the Fund, the share class, the dollar amount or number of shares you are redeeming and your account number. You must sign the letter in exactly the same way the account is registered. If there is more than one owner of shares, all must sign. A Medallion signature guarantee is required for each signature on your redemption letter. You can obtain a medallion signature guarantee from financial institutions, such as commercial banks, brokers, dealers and savings associations. A notary public cannot provide a Medallion signature guarantee.

By telephone or the internet	Unless you have requested that telephone or internet redemptions from your account not be permitted, you may redeem your shares in an account (excluding an IRA) directly registered with the Transfer Agent by calling (877) 665-1287 or visiting the Funds’ website at http://www.highlandfunds.com. If the Transfer Agent acts on telephone or internet instructions after following reasonable procedures to protect against unauthorized transactions, neither the Transfer Agent nor the Fund will be responsible for any losses due to unauthorized telephone or internet transactions and instead you would be responsible. You may request that proceeds from telephone or internet redemptions be mailed to you by check (if your address has not changed in the prior 30 days), forwarded to you by bank wire or invested in another Participating Fund. Among the procedures the Transfer Agent may use are passwords or verification of personal information. The Funds may impose limitations from time to time on telephone or internet redemptions.

• Proceeds by check	The Funds will make checks payable to the name in which the account is registered and normally will mail the check to the address of record within seven days.

• Proceeds by bank wire	The Funds accept telephone or internet requests for wire redemption in amounts of at least $1,000. The Funds will

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Method	Instructions

send a wire to either a bank designated on your new account application or on a subsequent letter with a guaranteed signature. The proceeds are normally wired on the next business day. The Transfer Agent charges a fee (currently $9.00) for each wire.

Automatic Cash Withdrawal Plan

You may automatically redeem shares on a monthly basis if you have at least $10,000 in your account and if your account is directly registered with the Transfer Agent. Call (877) 665-1287 or visit www.highlandfunds.com for more information about this plan.

Involuntary Redemption

A Fund may redeem all shares in your account (other than an IRA) if their aggregate value falls below $5,000 as a result of redemptions (but not as a result of a decline in net asset value). You will be notified in writing if the Fund initiates such action and allowed 30 days to increase the value of your account to at least $5,000.

Redemption Proceeds

A redemption request received by a Fund will be effected at the next determined NAV after the Fund receives the request. If you request redemption proceeds by check, the Fund will normally mail the check to you within seven days after receipt of your redemption request. If, however, you purchased your shares by check or ACH transaction and unless you have documentation satisfactory to the Fund that your transaction has cleared, the Fund may hold proceeds for shares purchased by check or ACH until the purchase amount has been deemed collected, which is eight business days for checks and five business days for ACH transactions. While the Fund will delay the processing of the payment until the check clears, your shares will be valued at the next determined NAV after receipt by the Transfer Agent or your Financial Advisor of your redemption request.

The Funds may pay your redemption proceeds wholly or partially in portfolio securities. Payments would be made in portfolio securities, which may include illiquid securities, only in the rare instance that the Board of Trustees of a Fund believes that it would be in the Fund’s best interests not to pay redemption proceeds in cash. If a Fund pays your redemption proceeds in portfolio securities, you will be exposed to market risk until you convert these portfolio securities into cash, and you will likely pay commissions upon any such conversion. If you receive illiquid securities, you could find it more difficult to sell such securities and may not be able to sell such securities at prices that reflect the Adviser’s or your assessment of their fair value or the amount paid for them by the Funds. Illiquidity may result from the absence of an established market for such securities as well as legal, contractual or other restrictions on their resale and other factors.

EXCHANGE OF SHARES

Shareholders of a Fund may exchange their shares on any day that the NYSE is open for business for shares of the same share class of any Participating Fund at the next determined NAV, plus any applicable exchange fee (see “Redemption of Shares”). Shares of a Fund may be exchanged for shares of any Participating Fund only if shares of that Participating Fund are available for sale. If you do not currently have an account in the Participating Fund into which you wish to exchange your shares, you will need to exchange enough shares to satisfy the Participating Fund’s current minimum investment account requirements. Current minimum investment account requirements, as well as other important information, are available in each Participating Fund’s current prospectus, which shareholders should obtain and read prior to seeking an exchange. A prospectus for each of the Participating Funds may be obtained by calling (877) 665-1287 or by visiting http://www.highlandfunds.com.

If you exchange shares of a Fund for shares of Highland Floating Rate Fund or Highland Floating Rate Advantage Fund (the “Floating Rate Funds”), please note that the Floating Rate Funds have restrictions on redemptions and exchanges. Shareholders of the Floating Rate Funds may only liquidate their shares by tendering their shares or

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effecting an exchange on a quarterly repurchase date. Please obtain and read a prospectus for the Floating Rate Funds before exchanging into the Floating Rate Funds.

If the Fund shares you are exchanging are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange (the “acquired shares”), they may be subject to a CDSC, depending upon when you originally purchased the Fund shares that you are exchanging. For purposes of determining the applicability of a CDSC, the length of time you own your acquired shares will be computed from the date of your original purchase of the Fund shares (and includes the period during which the acquired shares were held), and the applicable CDSC will be the CDSC of the original Fund shares that you purchased. No CDSC is charged when you exchange your Fund shares into the RBB Money Market Fund (the “Money Market Fund”); however, notwithstanding any statement above to the contrary, the applicable CDSC will be imposed when shares are redeemed from the Money Market Fund and will be calculated without regard to the time such shares were held in the Money Market Fund. Your exchange privilege will be revoked if the exchange activity is considered excessive. In addition, the Funds may reject any exchange request for any reason, including if it does not think that it is in the best interests of the Funds and/or their shareholders to accept the exchange.

Unless you have a tax-deferred account, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. See “Taxation.” A Fund may terminate your exchange privilege if the Adviser determines that your exchange activity is likely to impact adversely its ability to manage the Fund or if the Fund otherwise determines that your exchange activity is contrary to its short-term trading policies and procedures. To exchange by telephone, please call (877) 665-1287. Please have your account and taxpayer identification number available when calling.

NET ASSET VALUE

The NAV per share of each Funds’ Class Z Shares is calculated as of the close of regular trading on the NYSE, normally 4:00 p.m., Eastern Time, on each day that the NYSE is open for business. The NYSE is open Monday through Friday, but currently is scheduled to be closed on New Year’s Day, Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and on the preceding Friday or subsequent Monday when a holiday falls on a Saturday or Sunday, respectively. The NAV per share of a Fund is computed by dividing the value of the Fund’s net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued but excluding capital stock and surplus) attributable to the class of shares by the total number of shares of the class outstanding at the time the determination is made. The price of a particular class of a Fund’s shares for the purpose of purchase and redemption orders will be based upon the calculation of NAV per share of the Fund next made after the purchase or redemption order is received in good form.

Each Fund’s portfolio securities are valued in accordance with the Fund’s valuation policies approved by the Board of Trustees of the Funds. Portfolio securities for which market quotations are readily available are valued at their current market value, except that debt securities that are not credit impaired and have remaining maturities of 60 days or less will be valued at amortized cost, which approximates market value. All other portfolio securities are valued at fair value as determined in good faith pursuant to the Funds’ valuation policies. Pursuant to the Funds’ pricing procedures, securities for which market quotations are not readily available, and therefore are subject to being fair valued, may include securities that are subject to legal or contractual restrictions on resale, securities for which no or limited trading activity has occurred for a period of time, or securities that are otherwise deemed to be illiquid (i.e., securities that cannot be disposed of within seven days at approximately the price at which the security is currently priced by the Fund). Market quotations are also deemed not to be readily available when an event has occurred after the close of the principal foreign market on which a security trades, but before the time for determination of a Fund’s NAV, that has affected, or is likely to affect, more than minimally the NAV per share of the Fund.

When a market quotation is not readily available, a portfolio security is valued at its fair value, as determined in good faith under procedures established by the Board of Trustees of the Funds. In determining fair value, the Funds’ pricing procedures establish a process and methodology to be employed in attempting to ascertain, in good faith, fair value. Fair value is defined as the amount for which assets could be sold in an orderly disposition over a reasonable period of time, taking into account the nature of the asset. Fair value pricing, however, involves judgments that are inherently subjective and inexact, since fair valuation procedures are used only when it is not possible to be sure what value should be attributed to a particular asset or when an event will affect the market price of an asset and to what

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extent. As a result, there can be no assurance that fair value pricing will reflect actual market value, and it is possible that the fair value determined for a security will be materially different from the value that actually could be or is realized upon the sale of that asset. The Board of Trustees of the Funds will review the Adviser’s fair value determinations periodically. The value of a Fund’s portfolio assets may change on days the Fund is closed and on which you are not able to purchase or sell your shares.

DIVIDENDS AND DISTRIBUTIONS

The Funds intend to pay monthly dividends and any capital gain distributions on an annual basis. You may have dividends or capital gain distributions that are declared by a Fund automatically reinvested at NAV in additional shares of the Fund. You will make an election to receive dividends and distributions in cash or in Fund shares at the time you purchase your shares. You may change this election by notifying the appropriate Fund in writing at any time prior to the record date for a particular dividend or distribution. Dividends and other taxable distributions are taxable to you even if they are reinvested in additional shares of a Fund. There are no sales or other charges in connection with the reinvestment of dividends and capital gain distributions. Shares purchased through dividend reinvestment will receive a price based on the NAV per share on the reinvestment date, which is typically the date dividends are paid to shareholders. There is no fixed dividend rate, and there can be no assurance that the Funds will pay any dividends or realize any capital gains.

TAXATION

The following discussion is a brief summary of certain U.S. federal income tax considerations affecting the Funds and their U.S. shareholders. The discussion reflects applicable tax laws of the United States as of the date of this prospectus, which tax laws may be changed or subject to new interpretations by the courts or the Internal Revenue Service (the “IRS”) retroactively or prospectively. No attempt is made to present a detailed explanation of all U.S. federal, state, local and foreign tax law concerns affecting the Funds and their shareholders (including shareholders owning large positions in a Fund), and the discussion set forth herein does not constitute tax advice. For more information, please see “Additional Income Tax Considerations” in the SAI. Because each shareholder’s tax situation is unique, ask your tax professional about the tax consequences to you of an investment in the Funds.

Each Fund intends to elect to be treated and qualify annually as a regulated investment company under Subchapter M of the Code. Accordingly, the Funds generally will not be subject to U.S. federal income tax on income and gains that the Funds distribute to their shareholders. As a regulated investment company, each Fund must, among other things, (i) derive in each taxable year at least 90% of its gross income from (a) dividends, interest (including tax-exempt interest), payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gain from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies and (b) net income derived from interests in certain publicly traded partnerships that are treated as partnerships for U.S. federal income tax purposes and that derive less than 90% of their gross income from the items described in (a) above (each a “Qualified Publicly Traded Partnership”); and (ii) diversify its holdings so that, at the end of each quarter of each taxable year (a) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer and (b) not more than 25% of the value of the Fund’s total assets is invested in the securities of (I) any one issuer (other than U.S. government securities and the securities of other regulated investment companies), (II) any two or more issuers that the Fund controls and that are determined to be engaged in the same business or similar or related trades or businesses or (III) any one or more Qualified Publicly Traded Partnerships.

As a regulated investment company, each Fund generally will not be subject to U.S. federal income tax on income and gains that it distributes each taxable year to shareholders, if it distributes at least 90% of the sum of (i) its investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses and other taxable income, other than any net capital gain (as defined below), reduced by deductible expenses) determined without regard to the deduction for dividends and

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distributions paid and (ii) its net tax-exempt interest income (the excess of its gross tax-exempt interest income over certain disallowed deductions). Each Fund intends to distribute at least annually substantially all of such income. Each Fund will be subject to income tax at regular corporate rates on any taxable income or gains that it does not distribute to its shareholders.

Although the Funds do not presently expect to do so, each Fund is authorized to borrow funds and to sell assets in order to satisfy distribution requirements. Moreover, each Fund’s ability to dispose of assets to meet its distribution requirements may be limited by (i) the illiquid nature of its portfolio and/or (ii) other requirements relating to its status as regulated investment company, including the diversification requirements. If either Fund disposes of assets in order to meet the distribution requirements or to avoid the federal excise tax, discussed below, such Fund may make such dispositions at times that, from an investment standpoint, are not advantageous.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% federal excise tax at the Fund level. To avoid the tax, each Fund must distribute during each calendar year an amount at least equal to the sum of (i) 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (ii) 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year (unless an election is made to use the Fund’s fiscal year), and (iii) certain undistributed amounts from previous years on which the Fund paid no U.S. federal income tax. While each Fund intends to distribute any income and capital gains in the manner necessary to minimize imposition of the 4% federal excise tax, there can be no assurance that sufficient amounts of the Fund’s taxable income and capital gains will be distributed to avoid entirely the imposition of the tax. In that event, each Fund will be liable for the tax only on the amount by which it does not meet the foregoing distribution requirement.

If for any taxable year either Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders.

Certain of the Funds’ investment practices are subject to special and complex U.S. federal income tax provisions that may, among other things: (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (ii) convert lower taxed long-term capital gains or “qualified dividend income” into higher taxed short-term capital gains or ordinary income, (iii) convert ordinary loss or a deduction into capital loss (the deductibility of which is more limited), (iv) cause the Funds to recognize income or gain without a corresponding receipt of cash, (v) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur and (vi) adversely alter the characterization of certain complex financial transactions. These U.S. federal income tax provisions could therefore affect the amount, timing and character of distributions to stockholders. In particular, the Funds may recognize original issue discount (i.e., ordinary income prior to a corresponding receipt of cash) if the Funds acquire zero coupon securities, deferred interest securities or certain other securities, and the market discount rules may convert capital gains into ordinary income. Each Fund intends to monitor its transactions and may make certain tax elections, and may be required to borrow money or dispose of securities, to mitigate the effect of these provisions and prevent its disqualification as a regulated investment company.

Dividend, interest and other income received by either Fund from investments outside the United States may be subject to withholding and other taxes imposed by foreign countries. Tax treaties between the United States and other countries may reduce or eliminate such taxes. The Funds do not expect that they will be eligible to elect to treat any foreign taxes they pay as paid by their shareholders, who therefore will not be entitled to credits for such taxes on their own tax returns. Foreign taxes paid by either Fund will reduce the return from such Fund’s investments.

Distributions paid to you by a Fund from its net realized long-term capital gains, if any, that the Fund designates as capital gains dividends (“capital gain dividends”) are taxable as long-term capital gains, regardless of how long you have held your shares. All other dividends paid to you by a Fund (including dividends from short-term capital gains) from its current or accumulated earnings and profits (“ordinary income dividends”) are generally subject to tax as ordinary income. It is not generally expected that Fund distributions will qualify for favorable tax treatment as “qualified dividend income” for individual investors or as income eligible for the dividends received deduction for corporate investors.

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Dividends and other taxable distributions are taxable to you even if they are reinvested in additional shares of a Fund. Dividends and other distributions paid by a Fund are generally treated as received by you at the time the dividend or distribution is made. If, however, a Fund pays you a dividend in January that was declared in the previous October, November or December and you were the shareholder of record on a specified date in one of such months, then such dividend will be treated for tax purposes as being paid by the Fund and received by you on December 31 of the year in which the dividend was declared.

The price of shares purchased at any time may reflect the amount of a forthcoming distribution. If you purchase shares just prior to a distribution, you will receive a distribution that will be taxable to you even though it represents in part a return of your invested capital.

Generally, not later than 60 days after the close of its taxable year, your Fund will send you a written notice setting forth the amount and tax status of any distributions paid to you by the Fund. Ordinary income dividends and capital gain dividends may also be subject to state and local taxes.

If you sell or otherwise dispose of shares of your Fund (including exchanging them for shares of another fund), you will generally recognize a gain or loss in an amount equal to the difference between your tax basis in such shares of the Fund and the amount you receive upon disposition of such shares. If you hold your shares as capital assets, any such gain or loss will be long-term capital gain or loss if you have held such shares for more than one year at the time of sale.

If, for any calendar year, the total distributions exceed both current earnings and profits and accumulated earnings and profits, the excess will generally be treated as a tax-free return of capital up to the amount of a shareholder’s tax basis in the shares. The amount treated as a tax-free return of capital will reduce a shareholder’s tax basis in the shares, thereby increasing such shareholder’s potential gain or reducing his or her potential loss on the sale of the shares. Any amounts distributed to a shareholder in excess of his or her tax basis in the shares will be taxable to the shareholder as capital gain (assuming your shares are held as a capital asset).

Any loss upon the sale or exchange of shares of your Fund held for six months or less will be treated as long-term capital loss to the extent of any capital gain dividends received (including amounts credited as an undistributed capital gain dividend) by you. Any loss you realize on a sale or exchange of shares of your Fund will be disallowed if you acquire other shares of the same Fund (whether through the automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after your sale or exchange of the shares. In such case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Present law taxes both long-term and short-term capital gains of corporations at the rates applicable to ordinary income.

Your Fund may be required to withhold, for U.S. federal backup withholding tax purposes, a portion of the dividends, distributions and redemption proceeds payable to a shareholder who fails to provide the Fund (or its agent) with the shareholder’s correct taxpayer identification number (in the case of an individual, generally, such individual’s social security number) or to make the required certification, or who has been notified by the IRS that such shareholder is subject to backup withholding. Certain shareholders are exempt from backup withholding. Backup withholding is not an additional tax and any amount withheld may be refunded or credited against your U.S. federal income tax liability, if any, provided that you furnish the required information to the IRS.

The discussions set forth herein and in the SAI do not constitute tax advice, and investors are urged to consult their own tax advisors to determine the specific U.S. federal (including the application of the alternative minimum tax rules), state, local and foreign tax consequences to them of investing in the Funds.

MAILINGS TO SHAREHOLDERS

In order to reduce duplicative mail and fees and expenses of the Funds, we will send a single copy of the Funds’ Prospectus and shareholder reports to your household even if more than one family member in your household owns shares of the Funds. Additional copies of the Prospectus and shareholder reports may be obtained by calling (877) 665-1287. If you do not want us to consolidate your Fund mailings and would prefer to receive separate mailings at any time in the future, please call us at the telephone number above and we will furnish separate mailings, in accordance with instructions, within 30 days of your request.

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Privacy Policy

We recognize and respect your privacy expectations, whether you are a visitor to our website, a potential shareholder, a current shareholder or even a former shareholder.

Collection of Information.  We may collect nonpublic personal information about you from the following sources:

•	Account applications and other forms, which may include your name, address and social security number, written and electronic correspondence and telephone contacts;

•	Website information, including any information captured through our use of “cookies”; and

•	Account history, including information about the transactions and balances in your accounts with us or our affiliates.

Disclosure of Information.  We may share the information we collect with our affiliates. We may also disclose this information as otherwise permitted by law. We do not sell your personal information to third parties for their independent use.

Confidentiality and Security of Information.  We restrict access to nonpublic personal information about you to our employees and agents who need to know such information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information, although you should be aware that data protection cannot be guaranteed.

This Prospectus sets forth concisely the information that a prospective investor should know before investing in Class Z Shares of Highland High Income Fund (the “High Income Fund”) and Highland Income Fund (the “Income Fund”) (each, a “Fund,” and collectively, the “Funds”). Please read and retain this Prospectus for future reference. A Statement of Additional Information (“SAI”) regarding the Funds, dated March 1, 2007, has been filed with the SEC. This Prospectus incorporates by reference the entire SAI (together with any supplement to it).

Additional information about each Fund’s investments will be available in the Funds’ annual and semi-annual reports to shareholders.

You may obtain free copies of the SAI and the Funds’ annual and semi-annual reports, request other information about the Funds and make other inquiries by calling the Funds at (877) 665-1287. The SAI and the Funds’ annual and semi-annual reports are also available by visiting the Funds’ website (http://www.highlandfunds.com) or by writing to the Funds, c/o PFPC Inc., P.O. Box 9840, Providence, RI 02940.

Information about the Funds (including the SAI and the Funds’ annual and semi-annual reports) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Information about the Funds is also available on the EDGAR Database on the SEC’s website at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

Investment Co. Act
File Number: 811-21866

You should rely only on the information contained in, or incorporated by reference into, this Prospectus. The Funds have not authorized any other person to provide you with different information. If anyone provides you with different or inconsistent information, you should not rely on it. The Funds are not making an offer to sell these securities in any jurisdiction where the offer or sale is not permitted.

Statement of Additional Information Dated March 1, 2007
HIGHLAND HIGH INCOME FUND
HIGHLAND INCOME FUND
Class A, Class C and Class Z Shares
Investment portfolios of Highland Funds I
13455 Noel Road, Suite 800, Dallas, Texas 75240
(877) 665-1287
     This Statement of Additional Information (“SAI”) is not a prospectus but provides additional information that should be read in conjunction with the Funds’ Prospectuses dated March 1, 2007, and any supplements thereto. Copies of the Funds’ Prospectuses are available, by calling the Funds at (877) 665-1287, visiting the Funds’ web site (http://www.highlandfunds.com) or writing to the Funds c/o PFPC Inc., P.O. Box 9840, Providence, RI 02940. Capitalized terms used in this SAI and not otherwise defined have the meanings given them in the Funds’ Prospectuses.

THE FUNDS
     Highland High Income Fund (the “High Income Fund") and Highland Income Fund (the “Income Fund”) (each a “Fund,” and together, the “Funds”) are each non-diversified series of Highland Funds I (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on February 28, 2006. Each Fund offers three classes of shares: Class A, Class C and Class Z.
INVESTMENT POLICIES AND STRATEGIES
     The following information supplements the discussion of the investment policies and strategies of the Funds described in the Prospectuses. In pursuing its objective, each Fund will invest as described in the Prospectuses and as described below with respect to the following non-principal investment policies and strategies. The investment objectives of the Funds are non-fundamental policies and thus may be changed by the Board of Trustees of the Funds without the approval of a “majority of the outstanding voting securities” of the Funds. A “majority of the outstanding voting securities” of a Fund means the lesser of (i) 67% or more of the shares at a meeting if the holders of more than 50% of the outstanding shares are present or represented by proxy or (ii) more than 50% of the outstanding shares.
     In addition to the principal investments described in the Prospectuses, the Adviser may also invest some of the Funds’ assets in short-term U.S. government obligations, certificates of deposit, commercial paper and other money market instruments, including repurchase agreements with respect to such obligations, to enable the Funds to make investments quickly and to serve as collateral with respect to certain of their investments. If the Adviser, however, believes that a defensive position is appropriate because of expected economic or business conditions or the outlook for security prices, a greater percentage of a Fund’s assets may be invested in such obligations. A Fund may purchase securities on a when-issued or forward commitment basis, engage in securities lending activities, and invest up to 33-1/3% of its total assets in reverse repurchase agreements when aggregated with all other borrowings (other than temporary borrowings). From time to time, in the sole discretion of the Adviser, cash balances of the Funds may be placed in a money market fund or investments may be made in shares of other investment companies.
     Limited Role in Affairs of Portfolio Companies. Although the Adviser does not take an active role in the affairs of the companies in which the Funds have positions other than voting proxies with respect to the Funds’ portfolio holdings, it will be the policy of each Fund to take such steps as are necessary to protect its economic interests. If the opportunity presents itself, the Adviser reserves the option for any of its partners to accept a role on the board of directors of any company, regardless of whether a Fund holds any of the company’s securities.
     Financial Futures. Each Fund has claimed an exclusion from the term “commodity pool operator” under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under the Commodity Exchange Act.
     When-Issued Securities and Forward Commitments. A Fund may enter into forward commitments for the purchase or sale of securities, including on a “when-issued” or “delayed delivery” basis in excess of customary settlement periods for the type of security involved. In some cases, a forward commitment may be conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, corporate reorganization or debt restructuring, i.e., a when, as and if issued security. When such transactions are negotiated, the price is fixed at the time of the commitment, with payment and delivery taking place in the future, generally a month or more after the date of the commitment. While a Fund will only enter into a forward commitment with the intention of actually

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acquiring the security, the Fund may sell the security before the settlement date if it is deemed advisable. Securities purchased by a Fund under a forward commitment are subject to market fluctuation, and no interest (or dividends) accrues to the Fund prior to the settlement date. Each Fund will segregate with its custodian cash or liquid securities in an aggregate amount at least equal to the amount of its outstanding forward commitments.
     Reverse Repurchase Agreements. Each Fund may enter into reverse repurchase agreements with respect to debt obligations that could otherwise be sold by the Fund. A reverse repurchase agreement is an instrument under which a Fund may sell an underlying debt instrument and simultaneously obtain the commitment of the purchaser (a commercial bank or a broker or dealer) to sell the security back to the Fund at an agreed upon price on an agreed upon date. A Fund will undertake reverse repurchase transactions to assist in the management of its portfolio and to obtain additional liquidity. A Fund receives payment for such securities only upon physical delivery or evidence of book entry transfer by its custodian. SEC regulations require that, if securities are sold by a Fund under a reverse repurchase agreement, the Fund set aside cash or permissible liquid securities from its portfolio, marked to market daily and having a value equal to the proceeds received on any sale subject to repurchase. Reverse repurchase agreements are considered borrowings of money by the Funds and as such would be subject to the restrictions on issuing senior securities described below under “Investment Restrictions.”
RISK FACTORS
     Operating Deficits. The expenses of operating a Fund (including the fees payable to Highland) may exceed its income, thereby requiring that the difference be paid out of the Fund’s capital, reducing the Fund’s investments and potential for profitability.
     Accuracy of Public Information. The Adviser selects investments for each Fund, in part, on the basis of information and data filed by issuers with various government regulators or made directly available to the Adviser by the issuers or through sources other than the issuers. Although the Adviser evaluates all such information and data and ordinarily seeks independent corroboration when the Adviser considers it is appropriate and when it is reasonably available, the Adviser is not in a position to confirm the completeness, genuineness or accuracy of such information and data.
     Trading Limitations. For all securities listed on a securities exchange, including options listed on a public exchange, the exchange generally has the right to suspend or limit trading under certain circumstances. Such suspensions or limits could render certain strategies difficult to complete or continue and subject the Funds to loss. Also, such a suspension could render it impossible for the Adviser to liquidate positions and thereby expose the Funds to potential losses. Finally, to the extent that advisory personnel of the Funds acquire material non-public information in the course of service on the board of directors or creditor’s committee of a company, the Funds may be prevented from buying or selling securities of that company.
     Investments in Money Market Funds and Other Investment Companies. If a Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund’s expenses, but also similar expenses of such investment company.
     When-Issued Securities and Forward Commitments. Although it is not intended that such purchases would be made for speculative purposes, purchases of securities on a forward commitment basis may involve more risk than other types of purchases. Securities purchased on a forward commitment basis and the securities held in a Fund’s portfolio are subject to changes in value based upon the public’s perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Purchasing securities on a forward commitment basis can involve the risk that the yields available in the market when the delivery takes place may actually be higher or lower than those obtained in the transaction itself. On the settlement date of the forward commitment transaction, a Fund will meet its obligations from then available cash flow, sale of securities reserved for payment of the commitment,

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sale of other securities or, although it would not normally expect to do so, from sale of the forward commitment securities themselves (which may have a value greater or lesser than the Fund’s payment obligations). The sale of securities to meet such obligations may result in the realization of capital gains or losses. Purchasing securities on a forward commitment basis can also involve the risk of default by the other party on its obligation, delaying or preventing the Funds from recovering the collateral or completing the transaction.
     Reverse Repurchase Agreements. Reverse repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. An additional risk is that the market value of securities sold by a Fund under a reverse repurchase agreement could decline below the price at which the Fund is obligated to repurchase them.
INVESTMENT RESTRICTIONS
     The investment restrictions below have been adopted by the Board of Trustees of the Funds. If a percentage policy set forth in the Prospectuses or one of the following percentage investment restrictions is adhered to at the time a transaction is effected, later changes in a percentage will not be considered a violation of the policy or restriction unless such change is caused by action of a Fund or pertains to a Fund’s limitations on borrowing and investment in illiquid securities.
     Fundamental Investment Restrictions. The following investment restrictions are fundamental policies and, as such, may not be changed without the approval of a “vote of a majority of the outstanding voting securities” (as previously defined). A Fund may not:
1.	Purchase any security that would cause such Fund to concentrate (invest 25% or more of its total assets) in securities of issuers primarily engaged in any particular industry or group of industries (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities);

2.	Issue senior securities or borrow in excess of the amounts permitted by the 1940 Act;

3.	Underwrite securities of other issuers, except to the extent that such Fund, in disposing of Fund securities, may be deemed an underwriter within the meaning of the Securities Act of 1933;

4.	Purchase or sell real estate, except that a Fund may (a) invest in securities or other instruments directly or indirectly secured by real estate, (b) invest in securities or other instruments issued by issuers that invest in real estate, and (c) hold for prompt sale, real estate or interests in real estate to which it may gain an ownership interest through the forfeiture of collateral securing loans or debt securities held by it;

5.	Purchase or sell commodities or commodity contracts, but this shall not prevent a Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), options on financial futures contracts (including futures contracts on indices of securities, interest rates and

4

currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments that are not related to physical commodities; and

6.	Lend any property or make any loan if, as a result, more than 33 1/3% of its total assets would be loaned to other parties, but this limitation does not apply to the purchase of debt securities or to repurchase agreements.
     Non-Fundamental Investment Restrictions. Each Fund is also subject to the following investment restrictions and policies that may be changed by the Board of Trustees without shareholder approval. A Fund may not:
1.	Enter into repurchase agreements if, as a result thereof, more than 33 1/3% of such Fund’s total assets would be invested in repurchase agreements;

2.	Acquire any illiquid securities, such as repurchase agreements with more than seven calendar days to maturity or fixed time deposits with a duration of over seven calendar days, if, as a result thereof, more than 15% of the market value of such Fund’s net assets would be in investments that are illiquid;

3.	Acquire securities of other investment companies, except as permitted by the 1940 Act (currently under the 1940 Act, a Fund may invest up to 10% of its total assets in the aggregate in shares of other investment companies and up to 5% of its total assets in any one investment company, provided the investment does not represent more than 3% of the voting stock of the acquired investment company at the time such shares are purchased); and

4.	Borrow on margin, notwithstanding fundamental investment restriction number 6, unless such activity is permitted by applicable law.
MANAGEMENT
     The Board of Trustees of each Fund (the “Board”) provides broad oversight over the operations and affairs of the Funds. The Board has overall responsibility to manage and control the business affairs of the Funds, including the complete and exclusive authority to establish policies regarding the management, conduct and operation of each Fund’s business. The names and ages of the Trustees and officers of the Funds, the year each was first elected or appointed to office, their principal business occupations during the last five years, the number of funds overseen by each Trustee and other directorships they hold are shown below. The address for each Trustee and officer of the Funds is c/o Highland Capital Management, L.P., 13455 Noel Road, Suite 800, Dallas, TX 75240.

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				Number of
				Portfolios in
		Term of		Highland Fund	Other
		Office and		Complex	Directorships/
	Position	Length of Time	Principal Occupation(s)	Overseen	Trusteeships
Name and Age	with each Fund	Served	During Past Five Years	by Trustee (1)	Held

INDEPENDENT TRUSTEES

Timothy K. Hui (Age 58)	Trustee	Indefinite Term; Trustee since inception in 2006	Dean of Educational Resources since July 2006; Assistant Provost for Graduate Education since July 2004; Assistant Provost for Educational Resources, July 2001 to June 2004, Philadelphia Biblical University.	10	None

Scott F. Kavanaugh (Age 46)	Trustee	Indefinite Term; Trustee since inception in 2006	Private investor since February 2004; Sales Representative at Round Hill Securities, March 2003 to January 2004; Executive at Provident Funding Mortgage Corporation, February 2003 to July 2003; Executive Vice President, Director and Treasurer, Commercial Capital Bank, January 2000 to February 2003; Managing Principal and Chief Operating Officer, Financial Institutional Partners Mortgage Company and the Managing Principal and President of Financial Institutional Partners, LLC (an investment banking firm), April 1998 to February 2003.	10	None

James F. Leary (Age 76)	Trustee	Indefinite Term; Trustee since inception in 2006	Managing Director, Benefit Capital Southwest, Inc., (a financial consulting firm) since January 1999.	10	Board Member of Capstone Series Fund, Inc. (3 portfolios).

Bryan A. Ward (Age 52)	Trustee	Indefinite Term; Trustee since inception in 2006	Senior Manager, Accenture, LLP (a consulting firm) since January 2002.	10	None

INTERESTED TRUSTEE (2)

R. Joseph Dougherty (Age 36)	Trustee and Chairman of the Board	Indefinite Term; Trustee since inception in 2006	Senior Portfolio Manager of the Adviser since 2000.	10	None

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Number of
Portfolios in
		Term of		Highland Fund	Other
		Office and		Complex	Directorships/
	Position	Length of Time	Principal Occupation(s)	Overseen	Trusteeships
Name and Age	with each Fund	Served	During Past Five Years	by Trustee (1)	Held

OFFICERS (3)

James D. Dondero (Age 44)	Chief Executive Officer and President	Indefinite Term; Officer since inception in 2006	President and Director of Strand Advisors, Inc. (“Strand”), the General Partner of the Adviser.	N/A	N/A

R. Joseph Dougherty (Age 36)	Senior Vice President	Indefinite Term; Officer since inception in 2006	Senior Portfolio Manager of the Adviser since 2000.	N/A	N/A

Mark Okada (Age 44)	Executive Vice President	Indefinite Term; Officer since inception in 2006	Executive Vice President of Strand; Chief Investment Officer of the Adviser.	N/A	N/A

M. Jason Blackburn (Age 30)	Secretary, Chief Financial Officer and Treasurer	Indefinite Term; Officer since inception in 2006	Assistant Controller of the Adviser since November 2001.	N/A	N/A

Michael S. Minces (Age 32)	Chief Compliance Officer	Indefinite Term; Officer since inception in 2006	Chief Compliance Officer of the Adviser since August 2004; Associate, Akin Gump Strauss Hauer & Feld LLP (law firm), October 2003 to August 2004; Associate, Skadden, Arps, Slate, Meagher & Flom LLP (law firm), October 2000 to March 2003.	N/A	N/A

(1)	The Highland Fund Complex includes each of the registered investment companies advised by the Adviser as of the date of this SAI.

(2)	Mr. Dougherty is deemed to be an “interested person” of the Fund under the 1940 Act because of his position with the Adviser.

(3)	Each officer also serves in the same capacity for each of the Highland Funds.
     Trustee Compensation. The officers of the Funds and those of its Trustees who are “interested persons” (as defined in the 1940 Act) of the Funds receive no direct remuneration from the Funds. Those Trustees who are not “interested persons” (as defined in the 1940 Act) of the Funds (the “Independent

7

Trustees”) are compensated with an annual retainer paid by the Funds. The following table sets forth the aggregate compensation paid to each of the Trustees by the Funds and the total compensation paid to each of the Trustees by the Highland Fund Complex for the calendar year ended December 31, 2006.

	Aggregate Compensation		Total Compensation From
Name of	From the High Income	Aggregate Compensation	the Highland Fund
Trustee	Fund*	From the Income Fund*	Complex

Interested Trustee

R. Joseph Dougherty	$0	$0	$0

Independent Trustees

Timothy K. Hui	$0	$0	$92,636
Scott F. Kavanaugh	$0	$0	$92,636
James F. Leary	$0	$0	$92,636
Bryan A. Ward	$0	$0	$92,636

*	The Funds had not commenced investment operations as of December 31, 2006. Each Fund’s existing compensation agreement with the Independent Trustees provides for a fee at an annual rate of $10,000 per year.
     Role of the Board of Trustees. The Trustees of the Funds are responsible for the overall management and supervision of the Funds’ affairs and for protecting the interests of the shareholders. The Trustees meet periodically throughout the year to oversee the Funds’ activities, review contractual arrangements with service providers for the Funds and review the Funds’ performance. The Board has four committees, the Audit Committee, the Nominating Committee, the Litigation Committee and the Qualified Legal Compliance Committee, each of which is composed of the Independent Trustees.
     Audit Committee. Pursuant to the Audit Committee Charter adopted by the Board of Trustees, the function of the Audit Committee is (1) to oversee each Fund’s accounting and financial reporting processes and the audits of each Fund’s financial statements and (2) to assist in Board oversight of the integrity of the Funds’ financial statements, the Funds’ compliance with legal and regulatory requirements, and the independent registered public accounting firm’s qualifications, independence and performance. The Audit Committee is comprised of Messrs. Hui, Kavanaugh, Leary and Ward.
     Nominating Committee. The Nominating Committee’s function is to canvass, recruit, interview, solicit and nominate Trustees. The Nominating Committee will consider recommendations for nominees from shareholders sent to the Secretary of the Funds, 13455 Noel Road, Suite 800, Dallas, Texas 75240. A nomination submission must include all information relating to the recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Trustees, as well as information sufficient to evaluate the recommended nominee’s ability to meet the responsibilities of a Trustee of the Funds. Nomination submissions must be accompanied by a written consent of the individual to stand for election if nominated by the Board of Trustees and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Nominating Committee. The Nominating Committee is comprised of Messrs. Hui, Kavanaugh, Leary and Ward.
     Litigation Committee. The Litigation Committee’s function is to seek to address any potential conflicts of interest between the Funds and the Adviser in connection with any potential or existing litigation or other legal proceeding relating to securities held by a Funds and the Adviser or another client of the Adviser. The Litigation Committee is comprised of Messrs. Hui, Kavanaugh, Leary and Ward.

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     Qualified Legal Compliance Committee. The Qualified Legal Compliance Committee (“QLCC”) is charged with compliance with Rules 205.2(k) and 205.3(c) of the Code of Federal Regulations regarding alternative reporting procedures for attorneys representing the Funds who appear and practice before the SEC on behalf of the Funds. The QLCC is comprised of Messrs. Hui, Kavanaugh, Leary and Ward.
     Share Ownership. The following table shows the dollar range of equity securities beneficially owned by the Trustees in each Funds and the aggregate dollar range of equity securities owned by the Trustees in all funds overseen by the Trustee in the Highland Fund Complex as of December 31, 2006.

Aggregate Dollar
Range of Equity
Securities Owned in
	Dollar Range of	Dollar Range of	All Funds Overseen
	Equity Securities	Equity Securities	by Trustee in the
Name of	Owned in the High	Owned in the Income	Highland Fund
Trustee	Income Fund*	Fund*	Complex

Interested Trustee

R. Joseph Dougherty	None	None	over $100,000

Independent Trustees

Timothy K. Hui	None	None	$1-$10,000
Scott F. Kavanaugh	None	None	$50,001-$100,000
James F. Leary	None	None	$10,001-$50,000
Bryan A. Ward	None	None	$1-$10,000

*	The Funds had not commenced investment operations as of December 31, 2006.

     As of February 1, 2007, there were no outstanding shares of the Funds; thus, as of that date, the Trustees and officers of the Funds as a group did not own any shares of the Funds.
     Code of Ethics. The Funds and the Adviser have adopted codes of ethics that essentially prohibit certain of their personnel, including the Funds’ portfolio managers, from engaging in personal investments that compete or interfere with, or attempt to take advantage of a client’s, including each Fund’s, anticipated or actual portfolio transactions, and are designed to assure that the interests of clients, including Fund shareholders, are placed before the interests of personnel in connection with personal investment transactions. Under the codes of ethics of the Funds and the Adviser, personal trading is permitted by such persons subject to certain restrictions; however, they are generally required to pre-clear most securities transactions with the appropriate compliance officer and to report all transactions on a regular basis.
     Anti-Money Laundering Compliance. A Fund and its service providers may be required to comply with various anti-money laundering laws and regulations. Consequently, a Fund and its service providers may request additional information from you to verify your identity. If at any time a Fund believes a shareholder may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, the Fund may choose not to establish a new account or may be required to “freeze” a shareholder’s account. A Fund and its service providers also may be required to provide a governmental agency with information about transactions that have occurred in a shareholder’s account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, it may not be permitted to inform the shareholder that it has taken the actions described above.

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     Proxy Voting Policy. The Funds have delegated to the Adviser the power to vote the Funds’ proxies in accordance with the Adviser’s proxy voting guidelines and procedures. The Adviser has adopted proxy voting guidelines (the “Guidelines”) that provide as follows:
•	The Adviser votes proxies in each Fund’s best economic interests and without regard to the interests of the Adviser or any client of the Adviser.
•	Unless the Adviser’s Proxy Voting Committee (the “Committee”) otherwise determines (and documents the basis for its decisions) or as otherwise provided by the Policy, the Adviser votes proxies in a manner consistent with the Guidelines.
•	To avoid material conflicts of interest, the Adviser applies the Guidelines in an objective and consistent manner. Where a material conflict of interest has been identified and the matter is covered by the Guidelines, the Committee votes in accordance with the Guidelines. Where a conflict of interest has been identified and the matter is not covered by the Guidelines, the Adviser will disclose the conflict and the Committee’s determination of the manner in which to vote to the Funds’ Board.
•	The Adviser may determine not to vote proxies if it determines it would be in a Fund’s overall best interests not to vote.
     The Guidelines also address how the Adviser will vote proxies on particular types of matters such as corporate governance matters, disclosure of executive compensation and share repurchase programs. For example, the Adviser generally will:

•	Vote in elections of directors on a case-by-case basis;

•	Support proposals seeking increased disclosure of executive compensation; and
•	Support management proposals to institute share repurchase plans in which all shareholders may participate on equal terms.
     Each Fund’s proxy voting record for the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling (877) 665-1287 and (2) on the SEC’s website (http://www.sec.gov). Information as of June 30 each year will generally be available on or about the following August 31.
     Policy on Disclosure of Portfolio Holdings. Each Fund’s uncertified complete list of portfolio holdings information may be provided regularly pursuant to a standing request, such as on a monthly or quarterly basis, to (i) third party service providers, rating and ranking agencies, Financial Advisors and affiliated persons of the Fund and (ii) clients of the Adviser or its affiliates that invest in the Fund or such clients’ consultants. No compensation or other consideration is received by the Funds or the Adviser or any other person for these disclosures. A list of the entities that receive the Funds’ portfolio holdings information on such basis, the frequency with which it is provided to them and the length of the lag between the date of the information and the date it is disclosed is provided below:

Company	Frequency	Lag
MorningStar Inc.	Monthly	30 days after month end
Lipper, Inc.	Monthly	30 days after month end
Thomson Financial	Monthly	30 days after month end

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     In addition, certain service providers to the Funds or the Adviser, Transfer Agent or Distributor (such as rating and ranking agencies, pricing services, proxy voting service providers, accountants, attorneys, custodians, securities lending agents, brokers in connection with Fund transactions and in providing pricing quotations, members of a bank syndicate providing a committed line of credit to the Funds, transfer agents and entities providing CDSC financing) may, for legitimate business purposes, receive the Funds’ portfolio holdings information earlier than 30 days after month end,. If a Fund redeems a shareholder in kind, the shareholder generally receives its proportionate share of that Fund’s portfolio holdings and, therefore, the shareholder and its agent may receive such information earlier than 30 days after month end.
     Disclosure of a Fund’s portfolio securities as an exception to the Fund’s normal business practice requires an officer of the Fund (other than the Treasurer) to identify a legitimate business purpose for the disclosure and submit the proposal to the Fund’s Treasurer for approval following business and compliance review. Additionally, no compensation or other consideration is received by the Funds, or the Adviser, or any other person for these disclosures. The Funds’ Trustees will review annually a list of such entities that have received such information, the frequency of such disclosures and the business purpose therefor. These procedures are designed to address conflicts of interest between the Funds’ shareholders on the one hand and the Funds’ Adviser or any affiliated person of the Funds or such entities on the other hand by creating a structured review and approval process that seeks to ensure that disclosure of information about the Funds’ portfolio securities is in the best interests of the Funds’ shareholders. There can be no assurance, however, that the Funds’ policies and procedures with respect to the disclosure of portfolio holdings information will prevent the misuse of such information by individuals or firms in possession of such information.
     Holdings are released to all of the persons and entities described above on conditions of confidentiality, which include appropriate trading prohibitions. “Conditions of confidentiality” include confidentiality terms included in written agreements, implied by the nature of the relationship (e.g., attorney-client relationship), or required by fiduciary or regulatory principles (e.g., custody services provided by financial institutions).
     Portfolio holdings of the Funds will be disclosed on a quarterly basis on forms required to be filed with the SEC as follows: (i) portfolio holdings as of the end of each fiscal year will be filed as part of the annual report filed on Form N-CSR; (ii) portfolio holdings as of the end of the first and third fiscal quarters will be filed on Form N-Q; and (iii) portfolio holdings as of the end of the six-month fiscal period will be filed as part of the semi-annual report filed on Form N-CSR. The Trust’s Form N-CSRs and Form N-Qs will be available on the Funds’ website http://www.highlandfunds.com and on the SEC’s website at http://www.sec.gov.
     Each Fund’s top ten holdings also are posted on http://www.highlandfunds.com no sooner than 15 days after the end of each month. The day after this information has been made available to the public by means of posting on that website, it may also be included in other advertising and marketing material concerning the Funds.
     Finally, each Fund releases information concerning any and all portfolio holdings when required by law. Such releases may include providing information concerning holdings of a specific security to the issuer of such security.
INVESTMENT ADVISORY SERVICES
     Highland serves as the Funds’ investment adviser pursuant to an Investment Advisory Agreement with each Fund. Highland is controlled by James Dondero and Mark Okada, by virtue of their respective

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share ownership, and its general partner, Strand Advisors, Inc., of which Mr. Dondero is the sole stockholder. Under its Investment Advisory Agreement with the High Income Fund, Highland receives from the Fund a monthly fee, computed and accrued daily, at the annual rate of 0.65% of the average daily managed assets of the Fund. Under its Investment Advisory Agreement with the Income Fund, Highland receives from the Fund a monthly fee, computed and accrued daily, at the annual rate of 0.50% of the average daily managed assets of the Fund. “Average daily managed assets” of a Fund shall mean the average daily value of the total assets of that Fund, less all accrued liabilities of that Fund (other than the aggregate amount of any outstanding borrowings constituting financial leverage).
     Highland carries out its duties under each Investment Advisory Agreements at its own expense. Each Fund pays its own ordinary operating and activity expenses, such as legal and auditing fees, investment advisory fees, administrative fees, custodial fees, transfer agency fees, the cost of communicating with shareholders and registration fees, as well as other operating expenses such as interest, taxes, brokerage, insurance, bonding, compensation of Independent Trustees of the Funds and extraordinary expenses.
     Each Investment Advisory Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence in the performance (or reckless disregard) of its obligations or duties thereunder on the part of Highland, Highland shall not be subject to liability to a Fund for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with the matters to which the Investment Advisory Agreement relates.
     Highland and/or its general partner, limited partners, officers, affiliates and employees provide investment advice to other parties and manage other accounts and private investment vehicles similar to the Funds. In connection with such other investment management activities, the Adviser and/or its general partner, limited partners, officers, affiliates and employees may decide to invest the funds of one or more other accounts or recommend the investment of funds by other parties, rather than a Fund’s monies, in a particular security or strategy. In addition, the Adviser and such other persons will determine the allocation of funds from a Fund and such other accounts to investment strategies and techniques on whatever basis they consider appropriate or desirable in their sole and absolute discretion. See “Information Regarding Portfolio Managers—Conflicts of Interest.”
INFORMATION REGARDING PORTFOLIO MANAGERS
     The portfolio managers of each Fund are James D. Dondero and Chet Paipanandiker. The following tables provide information about funds and accounts, other than the Funds, for which the portfolio managers are primarily responsible for the day-to-day portfolio management as of December 31, 2006:
James D. Dondero

			# of Accounts	Total Assets with
	Total		Managed with	Performance-Based
	# of Accounts	Total Assets	Performance-Based	Advisory Fee
Type of Accounts	Managed	(millions)	Advisory Fee	(millions)
Registered Investment Companies:	1	$76	1	$76
Other Pooled Investment Vehicles:	10	$4,095	9	$4,045

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James D. Dondero

			# of Accounts	Total Assets with
	Total		Managed with	Performance-Based
	# of Accounts	Total Assets	Performance-Based	Advisory Fee
Type of Accounts	Managed	(millions)	Advisory Fee	(millions)
Other Accounts:	—	—	—	—
Chet Paipanandiker

			# of Accounts	Total Assets with
	Total		Managed with	Performance-Based
	# of Accounts	Total Assets	Performance-Based	Advisory Fee
Type of Accounts	Managed	(millions)	Advisory Fee	(millions)
Registered Investment Companies:	[ ]	[ ]	[ ]	[ ]
Other Pooled Investment Vehicles:	[ ]	[ ]	[ ]	[ ]
Other Accounts:	[ ]	[ ]	[ ]	[ ]
     Conflicts of Interests. The Adviser has built a professional working environment, a firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. The Adviser has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, the Adviser furnishes advisory services to numerous clients in addition to the Funds, and the Adviser may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts that are hedge funds or have performance or higher fees paid to the Adviser or in which portfolio managers have a personal interest in the receipt of such fees) that may be the same as or different from those made to the Funds. In addition, the Adviser, its affiliates and any of their partners, directors, officers, stockholders or employees may or may not have an interest in the securities whose purchase and sale the Adviser recommends to the Funds. Actions with respect to securities of the same kind may be the same as or different from the action that the Adviser, or any of its affiliates, or any of their partners, directors, officers, stockholders or employees or any member of their families may take with respect to the same securities. Moreover, the Adviser may refrain from rendering any advice or services concerning securities of companies of which any of the Adviser’s (or its affiliates’) partners, directors, officers or employees are directors or officers, or companies as to which the Adviser or any of its affiliates or the partners, directors, officers and employees of any of them has any substantial economic interest or possesses material non-public information. In addition to its various policies and procedures designed to address these issues, the Adviser includes disclosure regarding these matters to its clients in both its Form ADV and investment advisory agreements.
     The Adviser, its affiliates or their partners, directors, officers and employees similarly serve or may similarly serve other entities that operate in the same or related lines of business. Accordingly, these individuals may have obligations to investors in those entities or funds or to other clients, the fulfillment

13

of which might not be in the best interests of the Funds. As a result, the Adviser will face conflicts in the allocation of investment opportunities to the Funds and other funds and clients. In order to enable such affiliates to fulfill their fiduciary duties to each of the clients for which they have responsibility, the Adviser will endeavor to allocate investment opportunities in a fair and equitable manner which may, subject to applicable regulatory constraints, involve pro rata co-investment by the Funds and such other clients or may involve a rotation of opportunities among the Fund and such other clients.
     While the Adviser does not believe there will be frequent conflicts of interest, if any, the Adviser and its affiliates have both subjective and objective procedures and policies in place designed to manage the potential conflicts of interest between the Adviser’s fiduciary obligations to the Funds and their similar fiduciary obligations to other clients so that, for example, investment opportunities are allocated in a fair and equitable manner among the Funds and such other clients. An investment opportunity that is suitable for multiple clients of the Adviser and its affiliates may not be capable of being shared among some or all of such clients due to the limited scale of the opportunity or other factors, including regulatory restrictions imposed by the 1940 Act. There can be no assurance that the Adviser’s or its affiliates’ efforts to allocate any particular investment opportunity fairly among all clients for whom such opportunity is appropriate will result in an allocation of all or part of such opportunity to the Funds. Not all conflicts of interest can be expected to be resolved in favor of the Funds.
     The Adviser expects to apply to the SEC for exemptive relief to enable the Funds and registered investment companies advised by the Adviser to co-invest with other accounts and funds managed by the Adviser and its affiliates in certain privately-placed securities and other situations. There are no assurances that the Adviser will receive the requested relief. If such relief is not obtained and until it is obtained, the Adviser may be required to allocate some investments solely to any of the Funds, a registered fund, or another account or fund advised by the Adviser or its affiliates. This restriction could preclude a Fund from investing in certain securities it would otherwise be interested in and could adversely affect the speed at which a Fund is able to invest its assets and, consequently, the performance of such Fund.
     Compensation. Highland’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors, including the relative performance of a portfolio manager’s underlying account, the combined performance of the portfolio managers’ underlying accounts, and the relative performance of the portfolio managers’ underlying accounts measured against other employees. The principal components of compensation include a base salary, a discretionary bonus, various retirement benefits and one or more of the incentive compensation programs established by Highland, such as its “Option It Plan” and its “Long-Term Incentive Plan,” described below.
     Base compensation. Generally, portfolio managers receive base compensation based on their seniority and/or their position with Highland, which may include the amount of assets supervised and other management roles within Highland.
     Discretionary compensation. In addition to base compensation, portfolio managers may receive discretionary compensation, which can be a substantial portion of total compensation. Discretionary compensation can include a discretionary cash bonus as well as one or more of the following:
     Option It Plan—The purpose of this plan is to attract and retain the highest quality employees for positions of substantial responsibility, and to provide additional incentives to a select group of management or highly-compensated employees of Highland in order to promote the success of Highland.

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     Long-Term Incentive Plan—The purpose of this plan is to create positive morale and teamwork, to attract and retain key talent and to encourage the achievement of common goals. This plan seeks to reward participating employees based on the increased value of Highland.
     Senior portfolio managers who perform additional management functions may receive additional compensation in these other capacities. Compensation is structured such that key professionals benefit from remaining with Highland.
     The portfolio managers did not beneficially own shares of the Funds as of the date of this SAI.
ADMINISTRATOR/SUB-ADMINISTRATOR
     Pursuant to an administration agreement with the Trust dated December 4, 2006, Highland provides administration services to each Fund, provides executive and other personnel necessary to administer each Fund and furnishes office space to each Fund. Highland receives a monthly administration fee from the High Income Fund, computed and accrued daily, at an annual rate of 0.20% of the Fund’s average daily managed assets. Highland receives a monthly administration fee from the Income Fund, computed and accrued daily, at an annual rate of 0.20% of the Fund’s average daily managed assets. The Funds pay all expenses other than those paid by Highland, including but not limited to printing and postage charges, securities registration fees and custodian fees. Under a separate sub-administration agreement, dated December 4, 2006, Highland has delegated certain administrative functions to PFPC Inc. (“PFPC”), 760 Moore Road, King of Prussia, Pennsylvania 19406, and pays PFPC at an annual rate of 0.01% of each Fund’s average daily managed assets.
ACCOUNTING SERVICES AGENT
     PFPC provides accounting services to each Fund pursuant to an accounting services agreement with each Fund dated December 4, 2006. PFPC receives a monthly accounting services fee from each Fund, computed and accrued daily, at an annual rate of 0.075% of the total assets of each Fund for the first $200 million, 0.055% of the total assets of each Fund for the next $200 million and 0.035% of the total assets of each Fund over $400 million.
DISTRIBUTOR
     Each Fund’s shares are offered for sale through the Fund’s principal underwriter, PFPC Distributors, Inc., 760 Moore Road, King of Prussia, Pennsylvania 19406 (the “Distributor”). The Distributor has the exclusive right to distribute shares of the Fund through Financial Advisors on a continuous basis. The Distributor’s obligation is an agency or “best efforts’’ arrangement under which the Distributor is required to take and pay for only such shares of the Fund as may be sold to the public. The Distributor is not obligated to sell any stated number of shares.
     The Distributor pays a portion of the sales charge on Class A and Class C Shares of the Funds to your Financial Advisor as a commission. With respect to Class A Shares of the Funds, the total sales charges and commissions paid to Financial Advisors at the time of purchase are as follows:

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	Sales Charge
	As a % of the		% of Offering Price
	Public Offering	As a % of Your Net	Paid to Financial
Amount Invested	Price	Investment	Advisor
Less than $50,000	4.50%	4.71%	4.00%
$50,000 to $99,999	4.00%	4.17%	3.50%
$100,000 to $249,999	3.50%	3.63%	3.00%
$250,000 to $499,000	2.50%	2.56%	2.00%
$500,000 to $999,999	2.00%	2.04%	1.75%
$1,000,000 or more (1)	None	None	None

(1)	Class A Shares bought without an initial sales charge in accounts aggregating $1 million or more at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of purchase. Subsequent Class A Share purchases that bring your account value above $1 million are not subject to a front-end sales charge, but are subject to a CDSC if redeemed within 18 months of purchase. The 18-month period begins on the day the purchase was made. The CDSC does not apply to retirement plans purchased through a fee-based program.
     For Class A Share purchases of $1 million or more, Financial Advisors receive a cumulative commission from the Distributor as follows:

Amount Purchased	Commission %
Less than $3 million	1.00%
$3 million to less than $5 million.	0.80%
$5 million to less than $25 million	0.50%
$25 million or more	0.25%
     For Class A Share purchases by participants in certain group retirement plans offered through a fee-based program, Financial Advisors receive a 1.00% commission from the Distributor on all purchases of less than $3 million. No CDSCs will apply to any redemption of shares so purchased.
     With respect to Class C Shares of the Funds, Financial Advisors receive a commission of 1.00% from the Distributor at the time of purchase.
     Distribution and Service Fees. Class A and Class C Shares of each Fund are authorized under a distribution plan (each a “Plan” and collectively the “Plans”) to use the assets attributable to such class to finance certain activities relating to the distribution of shares to investors. Under the Plans, distribution and service fees paid by the Funds to the Distributor will be at an annual rate of 0.35% of average daily net assets attributable to Class A Shares and 1.00% of average daily net assets attributable to Class C Shares. Commencing after each Fund’s first fiscal year, the nature and

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amount of Plan payments to broker-dealers made during each Fund’s prior fiscal year will be set forth in the Funds’ SAI. These payments may include fees payable to Nexbank Securities, Inc. (“Nexbank”), an NASD-member broker-dealer that is an affiliate of the Adviser.
TRANSFER AGENT
     PFPC provides transfer agency and dividend disbursing services for the Funds. As part of these services, PFPC maintains records pertaining to the sale, redemption, and transfer of Fund shares and distributes each Fund’s cash distributions to shareholders.
CUSTODIAN
     PFPC Trust Company, located at 8800 Tinicum Boulevard, Philadelphia, Pennsylvania, 19153, is the custodian for the Funds. PFPC Trust Company is responsible for holding all securities, other investments and cash; receiving and paying for securities purchased; delivering against payment securities sold; receiving and collecting income from investments; making all payments covering expenses; and performing other administrative duties, all as directed by authorized persons. PFPC Trust Company does not exercise any supervisory function in such matters as purchase and sale of portfolio securities, payment of dividends, or payment of expenses.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
     The independent registered public accounting firm for the Funds is PricewaterhouseCoopers LLP, located at 2001 Ross Avenue, Suite 1800, Dallas, Texas 75201. The independent registered public accounting firm audits and reports on the annual financial statements, reviews certain regulatory reports and the U.S. federal income tax returns, and performs other professional accounting, auditing and tax services when engaged to do so.
PORTFOLIO TRANSACTIONS AND BROKERAGE
     Selection of Broker-Dealers; Order Placement. Subject to the overall review of each Fund’s Board of Trustees, the Adviser is responsible for decisions to buy and sell securities and other portfolio holdings of the Funds, for selecting the broker or dealer to be used, and for negotiating any commission rates paid. In underwritten offerings, securities usually are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.
     The Adviser and its affiliates manage other accounts, including private funds and individual accounts that invest in senior loans and Fund investments. Although investment decisions for the Funds are made independently from those of such other accounts, investments of the type the Funds may make also may be made on behalf of such other accounts. When a Fund and one or more other accounts is prepared to invest in, or desires to dispose of, the same investment, available investments or opportunities for each are allocated in a manner believed by the Adviser to be equitable over time. The Adviser may (but is not obligated to) aggregate orders, which may include orders for accounts in which the Adviser or its affiliates have an interest, to purchase and sell securities to obtain favorable execution or lower brokerage commissions, to the extent permitted by applicable laws and regulations. Although the Adviser believes that, over time, the potential benefits of participating in volume transactions and negotiating lower transaction costs should benefit all participating accounts, in some cases these activities may adversely affect the price paid or received or the size of the position obtained by or disposed of for the Funds. Where trades are aggregated, the investments or proceeds, as well as the expenses incurred, will be allocated by the Adviser in a manner designed to be equitable and consistent with the Adviser’s

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fiduciary duty to the Funds and its other clients (including its duty to seek to obtain best execution of client trades).
     Commission Rates; Brokerage and Research Services. In placing orders for a Fund’s portfolio, the Adviser is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that the Adviser will seek to execute each transaction at a price and commission, if any, that provides the most favorable total cost or proceeds reasonably attainable in the circumstances. In seeking the most favorable price and execution, the Adviser, having in mind each Fund’s best interests, will consider all factors it deems relevant, including, by way of illustration: price; the size, type and difficulty of the transaction; the nature of the market for the security; the amount of the commission; the timing of the transaction taking into account market prices and trends; operational capabilities; the reputation, experience and financial stability of the broker-dealer involved; and the quality of service rendered by the broker-dealer in other transactions. Though the Adviser generally seeks reasonably competitive commissions or spreads, the Funds will not necessarily be paying the lowest commission or spread available. The Adviser may place portfolio transactions, to the extent permitted by law, with brokerage firms participating in the distribution of the Funds’ shares if it reasonably believes that the quality of execution and the commission are comparable to that available from other qualified firms.
     Within the framework of the policy of obtaining the most favorable price and efficient execution, the Adviser does not currently consider “brokerage and research services” (as defined in the Securities Exchange Act of 1934, as amended (the “Exchange Act”)) provided by brokers who effect portfolio transactions with the Adviser or the Funds. “Brokerage and research services” are services that brokerage houses customarily provide to institutional investors and include statistical and economic data and research reports on particular issuers and industries.
     Affiliated Brokers. The Funds and Highland are currently affiliated with Nexbank, an NASD member broker-dealer that is indirectly controlled by the principals of Highland. Absent an exemption from the SEC or other regulatory relief, the Funds are generally precluded from effecting certain principal transactions with affiliated brokers. The Funds may utilize affiliated brokers for agency transactions, subject to compliance with policies and procedures adopted pursuant to a 1940 Act rule. These policies and procedures are designed to provide that commissions, fees or other remuneration received by any affiliated broker or its affiliates for agency transactions are reasonable and fair compared to the remuneration received by other brokers in comparable transactions.
DESCRIPTION OF THE FUND’S SHARES
     Each Fund is a series of Highland Funds I, a Delaware statutory trust formed on February 28, 2006. The Trust is authorized to issue an unlimited number of its shares of beneficial interest in separate series and classes of each series. The Trust may, but is not required, to hold regular annual shareholder meetings, but may hold special meetings for consideration of proposals requiring shareholder approval, such as changing fundamental policies or upon the written request of 10% of each Fund’s shares to replace its Trustees. The Board of Trustees is authorized to classify or reclassify the unissued shares of the Trust into one or more separate series of shares representing a separate, additional investment portfolio or one or more separate classes of new or existing series. Each Fund currently offers Class A, Class C and Class Z shares. Shares of all series will have identical voting rights, except where by law certain matters must be approved by the requisite proportion of the shares of the affected series. Each share of any class when issued has equal dividend, liquidation and voting rights within the class for which it was issued and each fractional share has those rights in proportion to the percentage that the fractional share represents of a whole share. Shares will be voted in the aggregate except where otherwise required

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by law and except that each class of each series will vote separately on certain matters pertaining to its distribution and shareholder servicing arrangements.
     There are no conversion or preemptive rights in connection with any shares of the Funds. All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable. At the option of the shareholder, shares will be redeemed at NAV, subject, however, in limited circumstances to a redemption fee or a CDSC, all as described in the applicable Prospectus.
     The shares of the Funds have noncumulative voting rights, which means that the holders of more than 50% of the shares of a Fund can elect 100% of the Trustees if the holders choose to do so, and, in that event, the holders of the remaining shares will not be able to elect any person or persons to the Board of Trustees. Unless specifically requested by an investor who is a shareholder of record, the Funds do not issue certificates evidencing their shares.
     Description of the Trust. Under Delaware law, shareholders of a statutory trust shall have the same limitation of personal liability that is extended to stockholders of private corporations for profit organized under Delaware law, unless otherwise provided in the trust’s governing instrument. The Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) provides that shareholders shall not be personally liable to any person in connection with any and all property, real or personal, tangible or intangible, that at such time is owned or held by or for the account of a particular series. Moreover, the Declaration of Trust expressly provides that the shareholders shall have the same limitation of personal liability that is extended to shareholders of a private corporation for profit incorporated in the State of Delaware.
     The Declaration of Trust provides that no Trustee, officer, employee or agent of the Trust or any series of the Trust shall be subject in such capacity to any personal liability whatsoever to any person, unless, as to liability to the Trust or its shareholders, the Trustees engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.
     The Trust shall continue without limitation of time subject to the provisions in the Declaration of Trust concerning termination by action of the Trustees, and without any vote of the Trust’s shareholders, except as may be required under the 1940 Act.
     Trust Matters. The Trust reserves the right to create and issue a number of series shares, in which case the shares of each series would participate equally in the earnings, dividends, and assets of the particular series and would vote separately to approve investment advisory agreements or changes in fundamental investment policies, but shares of all series would vote together in the election or selection of Trustees and on any other matters as may be required by applicable law.
     Upon liquidation of the Trust or any series, shareholders of the affected series would be entitled to share pro rata in the net assets of their respective series available for distribution to such shareholders.
     Shareholder Approval. Other than elections of Trustees, which is by plurality, any matter for which shareholder approval is required by the 1940 Act requires the affirmative “vote of a majority of the outstanding voting securities” of the Funds or the Trust at a meeting called for the purpose of considering such approval.
     Information for Shareholders. All shareholder inquiries regarding administrative procedures, including the purchase and redemption of shares, should be directed to the Distributor, PFPC Distributors, Inc., 760 Moore Road, King of Prussia, Pennsylvania 19406. For assistance, call 877-665-1287 or visit the Funds’ website at http://www.highlandfunds.com.

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CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS
     As of February 1, 2007, there were no outstanding shares of the Funds; thus, as of that date, the Trustees and officers of the Funds as a group did not own any shares of the Funds.
     As of February 1, 2007, there were no outstanding of the Funds; thus no person owned beneficially or held of record 5% or more of the outstanding Class A Shares, Class B Shares, Class C Shares or Class I Shares of any of the Funds.
PROGRAMS FOR REDUCING OR ELIMINATING SALES CHARGES
     The following information supplements the discussion of methods for reducing or eliminating sales charges in the Class A and Class C Shares Prospectus.
     Right of Accumulation (Class A Shares Only). Reduced sales charges on Class A Shares of the Funds can be obtained by combining a current purchase with prior purchases of all classes of any Participating Funds. The applicable sales charge is based on the combined total of:
1.	the current purchase; and

2.	the value at the public offering price at the close of business on the previous day of a Fund’s and any Participating Fund's Class A Shares held by the shareholder, the shareholder’s spouse or the shareholder’s minor children.

     The Distributor and the shareholder’s Financial Advisor must be promptly notified of each purchase that entitles a shareholder to a reduced sales charge. Such reduced sales charge will be applied upon confirmation of the shareholder’s holdings by the Transfer Agent. The Fund may terminate or amend this Right of Accumulation at any time without notice.
     Letter of Intent (Class A Shares Only). Any person may qualify for reduced sales charges on purchases of Class A Shares of the Funds made within a 13-month period pursuant to a Letter of Intent (“Letter”). A shareholder may include, as an accumulation credit toward the completion of such Letter, the value of all shares (of any class) of any Participating Fund held by the shareholder on the date of the Letter. The value is determined at the public offering price on the date of the Letter. Purchases made through reinvestment of distributions do not count toward satisfaction of the Letter. Upon request, a Letter may be backdated to reflect purchases within 90 days.
     During the term of a Letter, the Transfer Agent will hold shares in escrow to secure payment of the higher sales charge applicable to Class A Shares actually purchased. Dividends and capital gains will be paid on all escrowed shares, and those shares will be released (upon satisfaction of any amount owed for sales charges if the terms of the Letter are not satisfied) when the amount indicated has been purchased or at the end of the period covered by the Letter, whichever occurs first. A Letter does not obligate the investor to buy or the Funds to sell the amount specified in the Letter.
     If a shareholder exceeds the amount specified in the Letter and reaches an amount that would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of expiration of the Letter. The resulting difference in offering price will purchase additional shares for the shareholder’s account at the applicable offering price. As a part of this adjustment, the Financial Advisor shall return to the Distributor the excess commission previously paid during the 13-month period.

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     If the amount specified in the Letter is not purchased, the shareholder shall remit to the Distributor an amount equal to the difference between the sales charge paid and the sales charge that should have been paid. If the shareholder fails within 20 days after a written request to pay such a difference in sales charge, the Transfer Agent will redeem that number of escrowed Class A Shares to equal such difference. The additional amount of Financial Advisor discount from the applicable offering price shall be remitted to the shareholder’s Financial Advisor of record.
     Additional information about and the terms of Letters of Intent are available from your Financial Advisor, or from the Transfer Agent at (877) 665-1287.
     Reinstatement Privilege (Class A and Class C Shares Only). A shareholder who has redeemed Class A or Class C Shares of a Fund may, upon request, reinstate within one year a portion or all of the proceeds of such sale in Class A Shares or Class C Shares, respectively, of another Participating Fund at the NAV next determined after receipt by such shareholder’s Financial Advisor or the Transfer Agent receives a reinstatement request and payment. The Distributor will not pay your Financial Advisor a commission on any reinvested amount. Any CDSC paid at the time of the redemption will be credited to the shareholder upon reinstatement. The period between the redemption and the reinstatement will not be counted in aging the reinstated shares for purposes of calculating any CDSC or conversion date. Shareholders who desire to exercise this privilege should contact their Financial Advisor or the Transfer Agent. Shareholders may exercise this privilege an unlimited number of times. Exercise of this privilege does not alter the U.S. federal income tax treatment of any capital gains realized on the prior sale of Fund shares, but to the extent any such shares were sold at a loss, some or all of the loss may be disallowed for tax purposes. Please consult your tax advisor.
     Privileges of Financial Advisors. Class A Shares of the Funds may be sold at NAV, without a sales charge, to registered representatives and employees of Financial Advisors (including their affiliates) and such persons’ families and their beneficial accounts.
     Privileges of Certain Shareholders. Any shareholder eligible to buy Class Z Shares of any Participating Fund may acquire, through purchase or exchange, Class A Shares of another Participating Fund at NAV in those cases where Class Z Shares are not available. Qualifying shareholders will not be subject to the initial sales charge or CSDC on Class A Shares, although they will be subject to the annual Rule 12b-1 distribution and service fees on Class A Shares.
     Sponsored Arrangements. Class A Shares of the Funds may be purchased at reduced or no sales charge pursuant to sponsored arrangements, which include programs under which an organization makes recommendations to, or permits group solicitation of, its employees, members or participants in connection with the purchase of shares of the Funds on an individual basis. The amount of the sales charge reduction will reflect the anticipated reduction in sales expense associated with sponsored arrangements. The reduction in sales expense, and therefore the reduction in sales charge, will vary depending on factors such as the size and stability of the organization’s group, the term of the organization’s existence and certain characteristics of the members of its group. The Funds reserve the right to revise the terms of or to suspend or discontinue sales pursuant to sponsored plans at any time.
     Class A Shares may also be purchased at reduced or no sales charge by clients of Financial Advisors that have entered into agreements with the Distributor pursuant to which a Fund is included as an investment option in programs involving fee-based compensation arrangements, and by participants in certain retirement plans.
     Waiver of CDSCs. CDSCs may be waived on redemptions in the following situations with the proper documentation:

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1.	Death. CDSCs may be waived on redemptions within one year following the death of (i) the sole shareholder on an individual account, (ii) a joint tenant where the surviving joint tenant is the deceased’s spouse, or (iii) the beneficiary of a Uniform Gifts to Minors Act (“UGMA”), Uniform Transfers to Minors Act (“UTMA”) or other custodial account. If, upon the occurrence of one of the foregoing, the account is transferred to an account registered in the name of the deceased’s estate, the CDSC will be waived on any redemption from the estate account occurring within one year after the death. If Class C Shares are not redeemed within one year of the death, they will remain subject to the applicable CDSC when redeemed from the transferee’s account. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

2.	Disability. CDSCs may be waived on redemptions occurring within one year after the sole shareholder on an individual account or a joint tenant on a spousal joint tenant account becomes disabled (as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, as amended). To be eligible for such waiver, (i) the disability must arise after the purchase of shares and (ii) the disabled shareholder must have been under age 65 at the time of the initial determination of disability. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

3.	Death of a trustee. CDSCs may be waived on redemptions occurring upon dissolution of a revocable living or grantor trust following the death of the sole trustee where (i) the grantor of the trust is the sole trustee and the sole life beneficiary, (ii) death occurs following the purchase and (iii) the trust document provides for dissolution of the trust upon the trustee’s death. If the account is transferred to a new registration (including that of a successor trustee), the applicable CDSC will be charged upon any subsequent redemption.

4.	Returns of excess contributions. CDSCs may be waived on redemptions required to return excess contributions made to retirement plans or individual retirement accounts, so long as the Financial Advisor agrees to return all or the agreed-upon portion of the commission received on the shares being redeemed.

5.	Qualified Retirement Plans. CDSCs may be waived on redemptions required to make distributions from qualified retirement plans following normal retirement age (as stated in the Plan document).
     The CDSC also may be waived if the Financial Advisor agrees to return all or an agreed-upon portion of the commission received on the sale of the shares being redeemed.
ADDITIONAL INCOME TAX CONSIDERATIONS
     The following discussion summarizes certain U.S. federal income tax considerations affecting the Funds and the purchase, ownership and disposition of the Funds’ shares by U.S. persons. This discussion is based upon the Internal Revenue Code of 1986, as amended (the “Code”), the regulations promulgated thereunder and judicial and administrative authorities, all as in effect on the date hereof and all of which are subject to change or differing interpretations by the courts or the Internal Revenue Service (the “IRS”), possibly with retroactive effect. No attempt is made to present a detailed explanation of all U.S. federal tax concerns affecting the Funds and their shareholders (including shareholders owning large positions in the Funds).

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     The discussions set forth herein and in the Prospectus do not constitute tax advice, and potential investors are urged to consult their own tax advisors to determine the specific U.S. federal, state, local and foreign tax consequences to them of investing in the Funds.
     Taxation of the Funds. Each Fund intends to elect to be treated and to qualify annually as a regulated investment company under Subchapter M of the Code. Accordingly, each Fund must, among other things, meet the following requirements regarding the source of its income and the diversification of its assets:
     (i) Each Fund must derive in each taxable year at least 90% of its gross income from the following sources: (a) dividends, interest (including tax-exempt interest), payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gain from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or foreign currencies; and (b) interests in “qualified publicly traded partnerships” (as defined in the Code).
     (ii) Each Fund must diversify its holdings so that, at the end of each quarter of each taxable year: (a) at least 50% of the market value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer and (b) not more than 25% of the market value of the Fund’s total assets is invested in the securities (other than U.S. government securities and the securities of other regulated investment companies) of: (I) any one issuer, (II) any two or more issuers that the Fund controls and that are determined to be engaged in the same business or similar or related trades or businesses or (III) any one or more “qualified publicly traded partnerships” (as defined in the Code).
     As a regulated investment company, a Fund generally will not be subject to U.S. federal income tax on income and gains that the Fund distributes to its shareholders provided that it distributes each taxable year at least the sum of: (i) 90% of the Fund’s investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gain over net long-term capital loss and other taxable income, other than any net long-term capital gain, reduced by deductible expenses) determined without regard to the deduction for dividends paid and (ii) 90% of the Fund’s net tax-exempt interest (the excess of its gross tax-exempt interest over certain disallowed deductions). The Funds intend to distribute substantially all of such income each year. The Funds will be subject to income tax at regular corporation rates on any taxable income or gains that it does not distribute to its shareholders.
     The Code imposes a 4% nondeductible excise tax on a Fund to the extent that Fund does not distribute by the end of any calendar year at least the sum of: (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year (unless an election is made to use the Fund’s fiscal year). In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any under-distribution or over-distribution, as the case may be, from the previous year. While the Funds intend to distribute any income and capital gain in the manner necessary to minimize imposition of the 4% excise tax, there can be no assurance that sufficient amounts of each Fund’s taxable income and capital gain will be distributed to avoid entirely the imposition of the excise tax. In that event, a Fund will be liable for the excise tax only on the amount by which it does not meet the foregoing distribution requirement.

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     If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as ordinary dividends to the extent of the Fund’s current or accumulated earnings and profits. Such dividends, however, would be eligible (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends-received deduction in the case of shareholders taxed as corporations. A Fund could be required to recognize unrealized gains, pay taxes and make distributions (which could be subject to interest charges) before requalifying for taxation as a regulated investment company. If a Fund fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. If a Fund fails to qualify as a regulated investment company for a period greater than two taxable years, the Fund may be required to recognize and pay tax on any net built-in gains with respect to certain of its assets (i.e., the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized with respect to such assets if the Fund had been liquidated) or, alternatively, to elect to be subject to taxation on such built-in gain recognized for a period of ten years, in order to qualify as a regulated investment company in a subsequent year.
     Certain of each Fund’s investment practices are subject to special and complex U.S. federal income tax provisions that may, among other things: (i) treat dividends that would otherwise constitute qualified dividend income as non-qualified dividend income, (ii) treat dividends that would otherwise be eligible for the corporate dividends-received deduction as ineligible for such treatment, (iii) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (iv) convert lower taxed long-term capital gain into higher taxed short-term capital gain or ordinary income, (v) convert an ordinary loss or deduction into a capital loss (the deductibility of which is more limited) or (vi) cause the Fund to recognize income or gain without a corresponding receipt of cash.
     If a Fund purchases shares in certain foreign investment entities, called passive foreign investment companies (“PFICs”), the Fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to the shareholders. Additional charges in the nature of interest may be imposed on a Fund in respect of deferred taxes arising from such distributions or gains. Elections may be available to the Funds to mitigate the effect of this tax, but such elections generally accelerate the recognition of income prior to the receipt of cash. Dividends paid by PFICs will not be qualified dividend income, as discussed below under “Taxation of Shareholders.”
     If a Fund invests in the shares of a PFIC, or any other investment that produces income that is not matched by a corresponding cash distribution to the Fund, the Fund could be required to recognize income that it has not yet received. Any such income would be treated as income earned by the Fund and therefore would be subject to the distribution requirements of the Code. This might prevent a Fund from distributing 90% of its net investment income as is required in order to avoid Fund-level U.S. federal income taxation on all of its income, or might prevent a Fund from distributing enough ordinary income and capital gain net income to avoid completely the imposition of the excise tax. To avoid this result, the Funds may be required to borrow money or dispose of securities to be able to make required distributions to the shareholders.
     Dividends, interest and other income received by the Funds from investments outside the United States may be subject to withholding and other taxes imposed by foreign countries. Tax treaties between the United States and other countries may reduce or eliminate such taxes. Each Fund does not expect that it will be eligible to elect to treat any foreign taxes it pays as paid by its shareholders, who therefore will not be entitled to credits for such taxes on their own tax returns. Foreign taxes paid by a Fund will reduce the return from the Fund’s investments.

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     Taxation of Shareholders. Each Fund will determine either to distribute or to retain for reinvestment all or part of its net capital gain. If any such gain is retained, the Fund will be subject to a corporate income tax (currently at a maximum rate of 35%) on such retained amount. In that event, the Fund expects to designate the retained amount as undistributed capital gain in a notice to its shareholders, each of whom: (i) will be required to include in income for U.S. federal tax purposes as long-term capital gain its share of such undistributed amounts, (ii) will be entitled to credit its proportionate share of the tax paid by the Fund against its U.S. federal income tax liability and to claim refunds to the extent that the credit exceeds such liability and (iii) will increase its basis in its shares of the Fund by an amount equal to 65% of the amount of undistributed capital gain included in such shareholder’s gross income.
     Distributions paid to you by a Fund from its net realized long-term capital gains, if any, that the Fund designates as capital gains dividends (“capital gain dividends”) are taxable as long-term capital gains, regardless of how long you have held your shares. All other dividends paid to you by a Fund (including dividends from short-term capital gains) from its current or accumulated earnings and profits (“ordinary income dividends”) are generally subject to tax as ordinary income.
     Special rules apply, however, to ordinary income dividends paid to individuals with respect to taxable years beginning on or before December 31, 2010. If you are an individual, any such ordinary income dividend that you receive from a Fund generally will be eligible for taxation at the rates applicable to long-term capital gains (currently at a maximum rate of 15%) to the extent that: (i) the ordinary income dividend is attributable to “qualified dividend income” (i.e., generally dividends paid by U.S. corporations and certain foreign corporations) received by the Fund, (ii) the Fund satisfies certain holding period and other requirements with respect to the stock on which such qualified dividend income was paid and (iii) you satisfy certain holding period and other requirements with respect to your shares. Ordinary income dividends subject to these special rules are not actually treated as capital gains, however, and thus will not be included in the computation of your net capital gain and generally cannot be used to offset any capital losses.
     Any distributions you receive that are in excess of a Fund’s current or accumulated earnings and profits will be treated as a tax-free return of capital to the extent of your adjusted tax basis in your shares, and thereafter as capital gain from the sale of shares. The amount of any Fund distribution that is treated as a tax-free return of capital will reduce your adjusted tax basis in your shares, thereby increasing your potential gain or reducing your potential loss on any subsequent sale or other disposition of your shares.
     Dividends and other taxable distributions are taxable to you even if they are reinvested in additional shares of the Funds. Dividends and other distributions paid by the Funds are generally treated under the Code as received by you at the time the dividend or distribution is made. If, however, a Fund pays you a dividend in January that was declared in the previous October, November or December and you were the shareholder of record on a specified date in one of such months, then such dividend will be treated for tax purposes as being paid by the Fund and received by you on December 31 of the year in which the dividend was declared.
     The price of shares purchased at any time may reflect the amount of a forthcoming distribution. If you purchase shares just prior to a distribution, you will receive a distribution that will be taxable to you even though it represents in part a return of your invested capital.
     Each Fund will send you information after the end of each year setting forth the amount and tax status of any distributions paid to you by the Fund. Ordinary income dividends and capital gain dividends may also be subject to state and local taxes.

25

     If you sell or otherwise dispose of shares of the Funds (including exchange them for shares of another fund), you will generally recognize a gain or loss in an amount equal to the difference between your tax basis in such shares of a Fund and the amount you receive upon disposition of such shares. If you hold your shares as capital assets, any such gain or loss will be long-term capital gain or loss if you have held such shares for more than one year at the time of sale. Any loss upon the sale or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain dividends received (including amounts credited as an undistributed capital gain dividend) by you with respect to such shares. Any loss you realize on a sale or exchange of shares will be disallowed if you acquire other shares (whether through the automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after your sale or exchange of the shares. In such case, your tax basis in the shares acquired will be adjusted to reflect the disallowed loss.
     Current law taxes both long-term and short-term capital gain of corporations at the rates applicable to ordinary income. For non-corporate taxpayers, short-term capital gain is currently taxed at rates applicable to ordinary income (currently at a maximum of 35%) while long-term capital gain generally is taxed at a maximum rate of 15%.
     Shareholders may be entitled to offset their capital gain dividends with capital loss. The Code contains a number of statutory provisions affecting when capital loss may be offset against capital gain and limiting the use of loss from certain investments and activities. Accordingly, shareholders that have capital losses are urged to consult their tax advisors.
     The Funds may be required to withhold, for U.S. federal backup withholding tax purposes, a portion of the dividends, distributions and redemption proceeds payable to a shareholder who fails to provide a Fund (or its agent) with the shareholder’s correct taxpayer identification number (in the case of an individual, generally, such individual’s social security number) or to make the required certification, or who has been notified by the IRS that such shareholder is subject to backup withholding. Certain shareholders are exempt from backup withholding. Backup withholding is not an additional tax and any amount withheld may be refunded or credited against your U.S. federal income tax liability, if any, provided that you furnish the required information to the IRS.

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APPENDIX — RATINGS CATEGORIES
Ratings in General. A rating of a rating service represents the service’s opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, the Adviser believes that the quality of debt securities should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell or hold a security because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources that they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons. The following is a description of the characteristics of ratings used by Moody’s Investors Service (“Moody’s”) and Standard & Poor’s (“S&P”).
Corporate Bond Ratings
Moody’s
Long-term
Aaa
Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.
Aa
Obligations rated Aa are judged to be of high quality and subject to very low credit risk.
A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.
Baa
Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.
Ba
Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.
B
Obligations rated B are considered speculative and are subject to high credit risk.
Caa
Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.
Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
C
Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.
Prime rating system (short-term)
Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.
Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
S&P
Long-term
AAA
An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
AA
An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
A
An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.
BBB
An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
BB, B, CCC, CC, and C
Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.
BB
An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

A-2

B
An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.
CCC
An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.
CC
An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.
C
A subordinated debt or preferred stock obligation rated ‘C’ is currently highly vulnerable to nonpayment. The ‘C’ rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A ‘C’ also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.
D
An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.
Plus (+) or minus (-)
The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.
N.R.
This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.
Short-term
A-1
A short-term obligation rated ‘A-1’ is rated in the highest category by S&P. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3

A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
B
A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. Ratings of ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet is financial commitment on the obligation.
B-1. A short-term obligation rated ‘B-1’ is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.
B-2. A short-term obligation rated ‘B-2’ is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.
B-3. A short-term obligation rated ‘B-3’ is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.
C
A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.
D
A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

PART C: Other Information
Item 23. Exhibits

(a)	(1)	Agreement and Declaration of Trust of the Registrant, dated February 27, 2006 (1)

	(2) (i)	Certificate of Designation for Highland Equity Opportunities Fund (formerly Highland Long/Short Equity Fund) (3)

	(ii)	Certificate of Designation for Highland High Income Fund (3)

	(iii)	Certificate of Designation for Highland Income Fund (3)

(b)		By-laws of the Registrant (1)

(c)		Not Applicable

(d)	(1)	Form of Investment Advisory Agreement between Highland Capital Management, L.P. (“Highland”) and the Registrant with respect to Highland High Income Fund (“High Income Fund”) (3)

	(2)	Form of Investment Advisory Agreement between Highland and the Registrant with respect to Highland Income Fund (“Income Fund” and, together with High Income Fund, the “Funds”) (3)

(e)	(1)	Form of Underwriting Agreement between PFPC Distributors, Inc. and the Registrant (1)

	(2)	Form of Selling Group Agreement (1)

(f)		Not applicable

(g)		Form of Custodian Services Agreement between PFPC Trust Company and the Registrant (1)

(h)	(1)	Form of Accounting Services Agreement between the Registrant and PFPC Inc. (1)

	(2)	Form of Administration Services Agreement between Highland and the Registrant (1)

	(3)	Form of Sub-Administration Services Agreement between Highland and PFPC Inc. (1)

	(4)	Form of Transfer Agency Services Agreement between PFPC Inc. and the Registrant (1)

(i)		Opinion of Skadden, Arps, Slate, Meagher & Flom LLP (3)

(j)	(1)	Consent of Independent Registered Public Accounting Firm (3)

	(2)	Powers of Attorney (1)

(k)		Not Applicable

(l)	(1)	Initial Capital Agreement between Highland and the Registrant on behalf of the High Income Fund (3)

	(2)	Initial Capital Agreement between Highland and the Registrant on behalf of the Income Fund (3)

(m)	(1)	Form of Rule 12b-1 Distribution Plan relating to Class A and Class C Shares of High Income Fund (3)

	(2)	Form of Rule 12b-1 Distribution Plan relating to Class A and Class C Shares of Income Fund (3)

(n)		Form of Rule 18f-3 Multi-Class Plan (1)

(o)		Reserved

(p)	(1)	Code of Ethics of the Registrant (1)

	(2)	Code of Ethics of Highland, adviser for the Registrant (2)

	(3)	Code of Ethics of PFPC Distributors, Inc., principal underwriter for the Registrant (1)

(1)	Incorporated herein by reference to the Registrant’s initial Registration Statement on Form N-1A, File No. 333-132400, filed on March 14, 2006.

(2)	Incorporated herein by reference to Pre-Effective Amendment No. 3 to Registrant’s Registration Statement on Form N-1A, File No. 333-132400, filed on November 22, 2006.

(3)	File herewith.
Item 24. Persons Controlled by or Under Common Control with the Fund
Not applicable
Item 25. Indemnification
Section 4.2 of the Registrant’s Agreement and Declaration of Trust provides as follows:
     (a) The Trust hereby agrees, solely out of the assets of the affected Series, to indemnify each Person who at any time serves as Trustee or officer of the Trust (each such Person being an “indemnitee”) against any liabilities and expenses, including amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and reasonable counsel fees reasonably incurred by such indemnitee in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or investigative body in which he may be or may have been involved as a party or otherwise or with which he may be or may have been threatened, while acting in any capacity set forth above in this Article IV by reason of his having acted in any such capacity, except with respect to any matter as to which he shall not have acted in good faith in the reasonable belief that his action was in the best interest of the Trust or the respective Series of the Trust and furthermore, in the case of any criminal proceeding, as to which he shall have had reasonable cause to believe that the conduct was unlawful, provided, however, that no indemnitee shall be indemnified hereunder against any liability to any Person or any expense of such indemnitee arising by reason of (i) willful misfeasance, (ii) bad faith, (iii) gross negligence, or (iv) reckless disregard of the duties involved in the conduct of his position.
Notwithstanding the foregoing, with respect to any action, suit or other proceeding voluntarily prosecuted by any indemnitee as plaintiff, indemnification shall be mandatory only if the prosecution of such action, suit or other proceeding by such indemnitee was (1) authorized by a majority of the Trustees or (2) was instituted by the indemnitee to enforce his or her rights to indemnification hereunder in a case in which the indemnitee is found to be entitled to such indemnification. The rights to indemnification set forth in this Declaration shall continue as to a Person who has ceased to be a Trustee or officer of the Trust and shall inure to the benefit of his or her heirs, executors and personal and legal representatives. No amendment or restatement of this Declaration or repeal of any of its provisions shall limit or eliminate any of the benefits provided to any Person who at any time is or was a Trustee or officer of the Trust or otherwise entitled to indemnification hereunder in respect of any act or omission that occurred prior to such amendment, restatement or repeal.
     (b) Notwithstanding the foregoing, no indemnification shall be made hereunder unless there has been a determination (1) by a final decision on the merits by a court or other body of competent jurisdiction before whom the issue of entitlement to indemnification hereunder was brought that such indemnitee is entitled to indemnification hereunder or, (2) in the absence of such a decision, by (i) a majority vote of a quorum (being one-third of such Trustees) of those Trustees who are neither Interested Persons of the Trust nor parties to the proceeding (“Disinterested Non-Party Trustees”), that the indemnitee is entitled to indemnification hereunder, or (ii) if such quorum is not obtainable or even if obtainable, if such majority so directs, independent legal counsel in a written opinion conclude that the indemnitee should be entitled to indemnification hereunder. All determinations to make advance payments in connection with the expense of defending any proceeding shall be authorized and made in accordance with the immediately succeeding paragraph (c) below.
     (c) The Trust shall make advance payments in connection with the expenses of defending any action with respect to which indemnification might be sought hereunder if the Trust receives a written affirmation by the indemnitee of the indemnitee’s good faith belief that the standards of conduct necessary for indemnification have been met and a written undertaking to reimburse the Trust unless it is subsequently determined that indemnitee is entitled to such indemnification and if a majority of the Trustees determine that the applicable standards of conduct necessary for indemnification appear to have been met. In addition, at least one of the following conditions must be met: (1) the indemnitee shall provide adequate security for his undertaking, (2) the Trust shall be insured against losses arising by reason of any lawful advances, or (3) a majority of a quorum of the Disinterested Non-Party Trustees, or if a majority vote of such quorum so directs, independent legal counsel in a written opinion, shall conclude, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is substantial reason to believe that the indemnitee ultimately will be found entitled to indemnification.
     (d) The rights accruing to any indemnitee under these provisions shall not exclude any other right to which he or she may be lawfully entitled.
     (e) Subject to any limitations provided by the [Investment Company Act of 1940, as amended (the “1940 Act”)] and this Declaration, the Trust shall have the power and authority,

solely out of the assets of the affected Series, to indemnify and provide for the advance payment of expenses to employees, agents and other Persons providing services to the Trust or serving in any capacity at the request of the Trust to the full extent as corporations organized under the Delaware General Corporation Law may indemnify or provide for the advance payment of expenses for such Persons provided that such indemnification has been approved by a majority of the Trustees.
Section 6 of the Investment Advisory Agreement with Highland Capital Management, L.P. provides as follows:
     (a) The Trust hereby agrees to indemnify the Adviser and each of the Adviser’s partners, officers, employees, and agents (including any individual who serves at the Adviser’s request as director, officer, partner, trustee or the like of another corporation) and controlling persons (each such person being an “Indemnitee”) against any liabilities and expenses, including amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees (all as provided in accordance with applicable state law) reasonably incurred by such Indemnitee in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or investigative body in which he may be or may have been involved as a party or otherwise or with which he may be or may have been threatened, while acting in any capacity set forth above in this paragraph or thereafter by reason of his having acted in any such capacity, except with respect to any matter as to which he shall have been adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust and furthermore, in the case of any criminal proceeding, so long as he had no reasonable cause to believe that the conduct was unlawful, provided, however, that (1) no Indemnitee shall be indemnified hereunder against any liability to the Trust or its shareholders or any expense of such Indemnitee arising by reason of (i) willful misfeasance, (ii) bad faith, (iii) gross negligence (iv) reckless disregard of the duties involved in the conduct of his position (the conduct referred to in such clauses (i) through (iv) being sometimes referred to herein as “Disabling Conduct”), (2) as to any matter disposed of by settlement or a compromise payment by such Indemnitee, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless there has been a determination that such settlement or compromise is in the best interests of the Trust and that such Indemnitee appears to have acted in good faith in the reasonable belief that his action was in the best interests of the Trust and did not involve Disabling Conduct by such Indemnitee and (3) with respect to any action, suit or other proceeding voluntarily prosecuted by any Indemnitee as plaintiff, indemnification shall be mandatory only if the prosecution of such action, suit or other proceeding by such Indemnitee was authorized by a majority of the full Board of the Trust. Notwithstanding the foregoing, the Trust shall not be obligated to provide any such indemnification to the extent such provision would waive any right that the Trust cannot lawfully waive.
     (b) The Trust shall make advance payments in connection with the expenses of defending any action with respect to which indemnification might be sought hereunder if the Trust receives a written affirmation of the Indemnitee’s good faith belief that the standard of conduct necessary for indemnification has been met and a written undertaking to reimburse the Trust unless it is subsequently determined that he is entitled to such indemnification and if the Trustees of the Trust determine that the facts then known to them would not preclude indemnification. In addition, at least one of the following conditions must be met: (1) the Indemnitee shall provide adequate security for his undertaking, (2) the Trust shall be insured against losses arising by reason of any lawful advances, (3) a majority of a quorum of Trustees of the Trust who are neither “interested persons” of the Trust (as defined in Section 2(a)(19) of the 1940 Act) nor parties to the proceeding (“Disinterested Non-Party Trustees”) or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Indemnitee ultimately will be found entitled to indemnification or (4) there is not a Disinterested Non-Party Trustee, Indemnitee provides the written affirmation referred to above.
     (c) All determinations with respect to indemnification hereunder shall be made (1) by a final decision on the merits by a court or other body of competent jurisdiction before whom the proceeding was brought that such Indemnitee is not liable by reason of Disabling Conduct or, (2) in the absence of such a decision, by (i) a majority vote of a quorum of the Disinterested Non-Party Trustees of the Trust, or (ii) if such a quorum is not obtainable or even if obtainable, if a majority vote of such quorum so directs, independent legal counsel in a written opinion.
     (d) Each Indemnitee shall, in the performance of its duties, be fully and completely justified and protected with regard to any act or any failure to act resulting from reliance in good faith upon the books of account or other records of the Trust, upon an opinion of counsel, or upon reports made to the Trust by any of the Trust’s officers or employees or by any advisor, administrator, manager, distributor, selected dealer, accountant, appraiser or other expert or consultant selected with reasonable care by the Trustees, officers or employees of the Trust, regardless of whether such counsel or other person may also be a Trustee.
     (e) The rights accruing to any Indemnitee under these provisions shall not exclude any other right to which he may be lawfully entitled.
Section 9 of the Underwriting Agreement with PFPC Distributors, Inc. provides as follows:
     (a) The Fund agrees to indemnify and hold harmless PFPC Distributors and its affiliates from all taxes, charges, expenses, assessments, claims and liabilities (including, without limitation, attorneys’ fees and disbursements and liabilities arising under the Securities Laws and any state and foreign securities and blue sky laws) arising directly or indirectly from any action or omission to act which PFPC Distributors takes in connection with the provision of services to the Fund. Neither PFPC Distributors, nor any of its affiliates, shall be indemnified against any liability (or any expenses incident to such liability) caused by PFPC Distributors’ or its affiliates’ own willful misfeasance, bad faith, negligence or reckless disregard of its duties and obligations under this Agreement.
     (b) The Fund agrees to indemnify and hold harmless PFPC Distributors, its officers, directors, and employees, and any person who controls PFPC Distributors within the meaning of Section 15 of the [Securities Act of 1933, as amended (the “1933 Act”)], free and harmless (a) from and against any and all claims, costs, expenses (including reasonable attorneys’ fees) losses, damages, charges, payments and liabilities of any sort or kind which PFPC Distributors, its officers, directors, employees or any such controlling person may incur under the 1933 Act, under any other statute, at common law or otherwise, arising out of or based upon: (i) any untrue statement, or alleged untrue statement, of a material fact contained in the Fund’s Registration Statement, Prospectus, Statement of Additional Information, or sales literature (including amendments and supplements thereto), or (ii) any omission, or alleged omission, to state a material fact required to be stated in the Fund’s Registration Statement, Prospectus, Statement of Additional Information or sales literature (including amendments or supplements thereto), necessary to make the statements therein not misleading, provided, however, that insofar as losses, claims, damages, liabilities or expenses arise out of or are based upon any such untrue statement or omission or alleged untrue statement or omission made in reliance on and in conformity with information furnished to the Fund by PFPC Distributors or its affiliated persons for use in the Fund’s Registration Statement, Prospectus, or Statement of Additional Information or sales literature (including amendments or supplements thereto), such indemnification is not applicable; and (b) from and against any and all such claims, demands, liabilities and expenses (including such costs and counsel fees) which you, your officers and directors, or such controlling person, may incur in connection with this Agreement or PFPC Distributors’ performance hereunder (but excluding such claims, demands, liabilities and expenses (including such costs and counsel fees) arising out of or based upon any untrue statement, or alleged untrue statement, of a material fact contained in any Registration Statement or any Prospectus or arising out of or based upon any omission, or alleged omission, to state a material fact required to be stated in either any Registration Statement or any Prospectus or necessary to make the statements in either thereof not misleading), unless such claims, demands, liabilities and expenses (including such costs and counsel fees) arise by reason of PFPC Distributors’ willful misfeasance, bad faith or negligence in the performance of PFPC Distributors’ duties hereunder. The Fund acknowledges and agrees that in the event that PFPC Distributors, at the request of the Fund, is required to give indemnification comparable to that set forth in this paragraph to any broker-dealer selling Shares of the Fund or servicing agent servicing the shareholders of the Fund and such broker-dealer or servicing agent shall make a claim for indemnification against PFPC Distributors, PFPC Distributors shall make a similar claim for indemnification against the Fund.
     (c) PFPC Distributors agrees to indemnify and hold harmless the Fund, its several officers and Board Members and each person, if any, who controls a Portfolio within the meaning of Section 15 of the 1933 Act against any and all claims, costs, expenses (including reasonable attorneys’ fees), losses, damages, charges, payments and liabilities of any sort or kind which the Fund, its officers, Board Members or any such controlling person may incur under the 1933 Act, under any other statute, at common law or otherwise, but only to the extent that such liability or expense incurred by the Fund, its officers or Board Members, or any controlling person resulting from such claims or demands arose out of the acquisition of any Shares by any person which may be based upon any untrue statement, or alleged untrue statement, of a material fact contained in the Fund’s Registration Statement, Prospectus or Statement of Additional Information (including amendments and supplements thereto), or any omission, or alleged omission, to state a material fact required to be stated therein or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon information furnished or confirmed in writing to the Fund by PFPC Distributors or its affiliated persons (as defined in the 1940 Act). The foregoing rights of indemnification shall be in addition to any other rights to which the Fund or any such person shall be entitled to as a matter of law.
     (d) In any case in which one party hereto (the “Indemnifying Party”) may be asked to indemnify or hold the other party hereto (the “Indemnified Party”) harmless, the Indemnified Party will notify the Indemnifying Party promptly after identifying any situation which it believes presents or appears likely to present a claim for indemnification (an “Indemnification Claim”) against the Indemnifying Party, although the failure to do so shall not prevent recovery by the Indemnified Party, and shall keep the Indemnifying Party advised with respect to all developments concerning such situation. The Indemnifying Party shall have the option to defend the Indemnified Party against any Indemnification Claim which may be the subject of this indemnification, and, in the event that the Indemnifying Party so elects, such defense shall be conducted by counsel chosen by the Indemnifying Party and satisfactory to the Indemnified Party, and thereupon the

Indemnifying Party shall take over complete defense of the Indemnification Claim and the Indemnified Party shall sustain no further legal or other expenses in respect of such Indemnification Claim. In the event that the Indemnifying Party does not elect to assume the defense of any such suit, or in case the Indemnified Party reasonably does not approve of counsel chosen by the Indemnifying Party, or in case there is a conflict of interest between the Indemnifying Party or the Indemnified Party, the Indemnifying Party will reimburse the Indemnified Party for the fees and expenses of any counsel retained by the Indemnified Party. Each party agrees promptly to notify the other party of the commencement of any litigation or proceedings against the notifying party or any of its officers or directors in connection with the issue and sale of any Shares. The Indemnified Party will not confess any Indemnification Claim or make any compromise in any case in which the Indemnifying Party will be asked to provide indemnification, except with the Indemnifying Party’s prior written consent.
Section 12 of the Administration Agreement with Highland Capital Management, L.P. provides as follows:
     (a) The Trust agrees to indemnify and hold harmless Highland and its affiliates from all taxes, charges, expenses, assessments, claims and liabilities (including without limitation reasonable attorneys’ fees and disbursements and liabilities arising under the Securities Laws and any state and foreign securities and blue sky laws) (collectively, “Losses”) arising directly or indirectly from any action or omission to act which Highland takes (i) at the request or on the direction of or in reliance on the advice of the Trust or (ii) upon Oral Instructions or Written Instructions; provided, however, neither Highland nor any of its affiliates, shall be indemnified against any liability (or any expenses incident to such liability) arising out of Highland’s or its affiliates’ own willful misfeasance, bad faith, negligence or reckless disregard of its duties and obligations under this Agreement.
     (b) Notwithstanding anything in this Agreement to the contrary, the Trust shall not be liable to Highland or its affiliates for any consequential, special or indirect losses or damages which Highland or its affiliates may incur or suffer as a consequence of this Agreement, whether or not the likelihood of such damages or losses was known by the Trust.
Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission (the “SEC”) such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.
Item 26. Business and Other Connections of the Investment Adviser
The description of the business of Highland, the investment adviser, is set forth under the caption “Management of the Funds” in the Prospectuses and under the caption “Management” in the SAI, each forming part of this Registration Statement. The information as to other businesses, if any, and the directors and officers of Highland is set forth in its Form ADV, as filed with the SEC on

November 19, 2004 (File No. 801-54874) and as amended through the date hereof, and is incorporated herein by reference.
Item 27. Principal Underwriter

(a)	PFPC Distributors, Inc., principal underwriter for the Registrant, is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers. As of January 2, 2007, PFPC Distributors, Inc. did not act as investment adviser for any investment companies but did act as principal underwriter for the following investment companies:

AFBA 5 Star Funds, Inc.
Aston Funds
Atlantic Whitehall Funds Trust
CRM Mutual Fund Trust
E.I.I. International Property Fund
E.I.I. Realty Securities
GuideStone Funds
Highland Floating Rate Fund
Highland Floating Rate Advantage Fund
Kalmar Pooled Investment Trust
Matthews Asian Funds
Metropolitan West Funds
New Alternatives Fund
Old Westbury Funds
The RBB Fund, Inc.
Stratton Growth Fund, Inc.
Stratton Monthly Dividend REIT Shares, Inc.
The Stratton Funds, Inc.
The Torray Fund
Van Wagoner Funds
Wilshire Mutual Funds, Inc.
Wilshire Variable Insurance Trust
Distributed by ABN AMRO Distribution Services (USA), a wholly owned subsidiary of PFPC Distributors, Inc.:
None
Distributed by BlackRock Distributors, Inc., a wholly-owned subsidiary of PFPC Distributors, Inc.:
BlackRock Funds
BlackRock Bond Allocation Target Shares
BlackRock Liquidity Funds
International Dollar Reserve Fund I, Ltd.
Distributed by MGI Funds Distributors, Inc., a wholly owned subsidiary of PFPC Distributors, Inc.:
MGI Funds

       Distributed by Northern Funds Distributors, LLC., a wholly owned subsidiary of PFPC Distributors, Inc.:
Northern Funds
Northern Institutional Funds
(b)	The table below lists each director, officer or partner of PFPC Distributors, Inc.

(3)
(1)	(2)	Positions and
Name and Principal	Positions and Offices	Offices with
Business Address *	with Underwriter	Registrant

Brian Burns	Chairman, Chief Executive Officer, Director and President	None

Michael Denofrio	Director	None

Nicholas Marsini	Director	None

Rita G. Adler	Chief Compliance Officer	None

Jodi Jamison	Chief Legal Officer	None

John Munera	Anti-Money Laundering Officer	None

Bradley A. Stearns	Secretary and Clerk	None

Julie Bartos	Assistant Secretary and Assistant Clerk	None

Amy Brennan	Assistant Secretary and Assistant Clerk	None

Craig Stokarski	Treasurer, Financial & Operations Principal and Chief Financial Officer	None

Maria Schaffer	Controller and Assistant Treasurer	None

Bruno Di Stefano	Vice President	None

Susan K. Moscaritolo	Vice President	None

*	The principal business address for each individual is PFPC Distributors, Inc., 301 Bellevue Parkway, Wilmington, DE 19809.
(c)	Not applicable
Item 28. Location of Accounts and Records
(1) PFPC, Inc., 101 Sabin Street, Pawtucket, RI, 02860 (records relating to its function as transfer agent and accounting services agent).
(2) PFPC Distributors, Inc., 760 Moore Road, King of Prussia, PA, 19406 (records relating to its function as distributor).
(3) PFPC Trust Company, 8800 Tinicum Boulevard, Philadelphia, PA, 19153 (records relating to its function as custodian).
(4) Highland Capital Management, L.P., 13455 Noel Road, Suite 800, Dallas, TX, 75240 (records relating to its function as adviser and as administrator)
(5) PFPC Inc., 760 Moore Road, King of Prussia, PA, 19406 (records relating to its function as sub-administrator).
Item 29. Management Services
Not applicable
Item 30. Undertakings
Not applicable

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, as amended, the Registrant, Highland Funds I, has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Dallas and State of Texas on the 1st day of March, 2007.

HIGHLAND FUNDS I
By	/s/ James D. Dondero*
James D. Dondero
Chief Executive Officer and President

     Pursuant to the requirements of the 1933 Act, this Amendment to the Registration Statement has been signed on March 1, 2007 by the following persons in the capacities indicated:

Signature	Title

/s/ R. Joseph Dougherty*	Trustee

R. Joseph Dougherty

/s/ Timothy K. Hui*	Trustee

Timothy K. Hui

/s/ Scott F. Kavanaugh*	Trustee

Scott F. Kavanaugh

/s/ James F. Leary*	Trustee

James F. Leary

/s/ Bryan A. Ward*	Trustee

Bryan A. Ward

Signature		Title

/s/ James D. Dondero*		Chief Executive Officer and President
James D. Dondero		(Principal Executive Officer)

/s/ M. Jason Blackburn		Chief Financial Officer
M. Jason Blackburn		(Principal Accounting Officer)

*By:	/s/ M. Jason Blackburn
M. Jason Blackburn
Attorney-in-Fact
March 1, 2007

Exhibit Index

Exhibit No.			Description
(a)	(2)	(i)	Certificate of Designation for Highland Equity Opportunities Fund (formerly Highland Long/Short Equity Fund) (3)

		(ii)	Certificate of Designation for Highland High Income Fund (3)

		(iii)	Certificate of Designation for Highland Income Fund (3)

(d)	(1)		Form of Investment Advisory Agreement between Highland and the Registrant with respect to the High Income Fund

	(2)		Form of Investment Advisory Agreement between Highland and the Registrant with respect to the Income Fund

(i)			Opinion of Skadden, Arps, Slate, Meagher & Flom LLP

(j)	(1)		Consent of Independent Registered Public Accounting Firm

(l)	(1)		Initial Capital Agreement between Highland and the Registrant on behalf of the High Income Fund

	(2)		Initial Capital Agreement between Highland and the Registrant on behalf of the Income Fund

(m)	(1)		Form of Rule 12b-1 Distribution Plan relating to Class A and Class C Shares of High Income Fund

	(2)		Form of Rule 12b-1 Distribution Plan relating to Class A and Class C Shares of Income Fund